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                         THE BOND FUND OF AMERICA, INC.

                                     Part B
                      Statement of Additional Information

                               July 30, 2008

This document is not a prospectus but should be read in conjunction with the current prospectus of The Bond Fund of America (the "fund" or "BFA") dated
July 30, 2008 or retirement plan prospectus of the fund dated March 1, 2008.
You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                         The Bond Fund of America, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

                               TABLE OF CONTENTS

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Financial statements

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                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 60% of its assets in debt securities rated A or better by Moody's Investors Service (Moody's) or Standard & Poor's
     Corporation (S&P) or in unrated securities that are determined by the investment adviser to be of equivalent quality at time of purchase, including U.S. government securities, money market instruments or cash.

..    The fund may invest up to 40% of its assets in debt securities rated below
     A by Moody's and S&P or in unrated securities that are determined by the investment adviser to be of equivalent quality.

..    The fund may invest up to 35% of its assets in debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities determined by the investment adviser to be of equivalent quality. However, the fund's current practice is not to invest more than 15% of its assets in debt securities rated Ba and BB or below or unrated but determined by the investment adviser to be of equivalent quality.

..    The fund may invest up to 10% of its assets in preferred stocks.

..    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States. In determining the domicile of an issuer, the fund's investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan
     Stanley Capital International, and may also take into account such factors as where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

..    While the fund may not make direct purchases of common stocks or warrants or rights to acquire common stocks, the fund may invest in debt securities that are issued together with common stock or other equity interests or in securities that have equity conversion, exchange or purchase rights. The fund may hold up to 5% of its assets in common stock, warrants and rights acquired after sales of the corresponding debt securities or received in exchange for debt securities.

..    The fund may invest up to 5% of its assets in IOs and POs (as defined in the following section).

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The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

                       The Bond Fund of America -- Page 2
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          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad

                       The Bond Fund of America -- Page 3
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economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier. See the Appendix for more information about credit ratings.

INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation.
However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

                       The Bond Fund of America -- Page 4
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U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     MORTGAGE-BACKED SECURITIES -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or

                       The Bond Fund of America -- Page 5
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     letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages.
     Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.
     CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

"IOs" and "POs" are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher

                       The Bond Fund of America -- Page 6
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transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.

Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S.
federal income tax purposes.

REAL ESTATE INVESTMENT TRUSTS -- The fund may invest in debt securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

                       The Bond Fund of America -- Page 7
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The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

The fund may also enter into "roll" transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

CASH AND CASH EQUIVALENTS -- The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

LOAN ASSIGNMENTS AND PARTICIPATIONS -- The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower's assets and liabilities (recapitalizations), to merge with or acquire another company
(mergers and

                       The Bond Fund of America -- Page 8
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acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.
Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Some borrowers may be highly leveraged which could make loans made to them especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary.
Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage with respect to other investors that may receive such information. The investment adviser's decision not to receive material, non-public information may impact the investment adviser's ability to assess borrowers' requests for amendments or waivers to provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent to do so. In these situations the investment adviser may be restricted from trading the loan or other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, or it may acquire loan obligations by purchasing a participation interest from a lender or other holder of the interest. When the fund purchases assignments it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system.

                       The Bond Fund of America -- Page 9
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The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, there may be a limited number of investors interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund's interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

INVERSE FLOATING RATE NOTES -- The fund may invest to a very limited extent (no more than 1% of its assets) in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in the instruments' interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to "Qualified Institutional Buyers". Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

MATURITY -- There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

LOANS OF PORTFOLIO SECURITIES -- The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit

                      The Bond Fund of America -- Page 10
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its loans of portfolio securities to an aggregate of 33-1/3% of the value of its total assets, measured at the time any such loan is made. The fund does not currently intend to engage in this investment practice over the next 12 months.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund's portfolio turnover rates for the fiscal years ended December 31, 2007 and 2006 were 58% and 53%, respectively. The portfolio turnover rate would equal
100% if each security in a fund's portfolio were replaced once per year. See
"Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

These restrictions provide that the fund may not:

1.   With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), if as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

2.   Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3.   Invest in companies for the purpose of exercising control or management;

                      The Bond Fund of America -- Page 11

4.   Buy or sell real estate in the ordinary course of its business; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

5.   Buy or sell commodities or commodity contracts in the ordinary course of its business, provided, however, that this shall not prohibit the fund from purchasing or selling currencies including forward currency contracts;

6.   Invest more than 15% of the value of its net assets in securities that are illiquid;

7.   Engage in the business of underwriting of securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities
Act of 1933;

8.   Make loans in an aggregate amount in excess of 10% of the value of the fund's total assets, taken at the time any loan is made, provided, (i) that the purchase of debt securities pursuant to the fund's investment objectives and entering into repurchase agreements maturing in seven days or less shall not be deemed loans for the purposes of this restriction, and (ii) that loans of portfolio securities as described under "Loans of Portfolio Securities," shall be made only in accordance with the terms and conditions therein set forth;

9.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

10.  Purchase securities at margin;

11.  Borrow money except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets.

Notwithstanding Investment Restriction #9, the fund has no current intention (at least during the next 12 months) to sell securities short to the extent the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

NONFUNDAMENTAL POLICIES -- The fund has adopted the following nonfundamental investment policies, which may be changed by action of the Board of Directors without shareholder approval:

1.   The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

2.   The fund may not issue senior securities, except as permitted by the 1940
Act.

3.   The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections
12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

                      The Bond Fund of America -- Page 12

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

"INDEPENDENT" DIRECTORS/1/

 NAME, AGE AND                                                      NUMBER OF
 POSITION WITH FUND                                               PORTFOLIOS/3/
 (YEAR FIRST ELECTED AS A           PRINCIPAL OCCUPATION(S)         OVERSEEN          OTHER DIRECTORSHIPS/4/
 DIRECTOR/2/)                       DURING PAST FIVE YEARS         BY DIRECTOR           HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------

 Ambassador Richard G.          Corporate director and author;         15         Carnival Corporation
 Capen, Jr., 74                 former U.S. Ambassador to
 Director (1999)                Spain; former Vice Chairman,
                                Knight-Ridder, Inc.
                                (communications company);
                                former Chairman and Publisher,
                                The Miami Herald
-----------------------------------------------------------------------------------------------------------------
 H. Frederick Christie, 75      Private investor; former               21         AECOM Technology Corporation;
 Director (1974)                President and CEO, The Mission                    DineEquity, Inc.;
                                Group (non-utility holding                        Ducommun Incorporated;
                                company, subsidiary of Southern                   Southwest Water Company
                                California Edison Company)

-----------------------------------------------------------------------------------------------------------------
 James G. Ellis, 61             Dean and Professor of                  12         None
 Director (2006)                Marketing, University of
                                Southern California
-----------------------------------------------------------------------------------------------------------------
 Martin Fenton, 73              Chairman of the Board, Senior          18         None
 Chairman of the Board          Resource Group LLC (development
 (Independent and               and management of senior living
 Non-Executive) (1989)          communities)
-----------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 62          President and CEO, Fuller              16         None
 Director (1994)                Consulting (financial
                                management consulting firm)
-----------------------------------------------------------------------------------------------------------------
 R. Clark Hooper, 61            Private investor; former               18         JPMorgan Value Opportunities
 Director (2005)                President, Dumbarton Group LLC                    Fund, Inc.;
                                (securities industry                              The Swiss Helvetia Fund, Inc.
                                consulting); former Executive
                                Vice President - Policy and
                                Oversight, NASD
-----------------------------------------------------------------------------------------------------------------
 Richard G. Newman,/5/ 73       Chairman of the Board, AECOM           14         Sempra Energy;
 Director (1991)                Technology Corporation                            Southwest Water Company
                                (engineering, consulting and
                                professional technical
                                services)
-----------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez, 64           Principal, The Sanchez Family          13         None
 Director (1999)                Corporation dba McDonald's
                                Restaurants (McDonald's
                                licensee)
-----------------------------------------------------------------------------------------------------------------
 Steadman Upham, Ph.D., 59      President and Professor of             14         None
 Director (2007)                Anthropology, The University of
                                Tulsa; former President and
                                Professor of Archaeology,
                                Claremont Graduate University
-----------------------------------------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 13

"INTERESTED" DIRECTORS/6,7/

                                 PRINCIPAL OCCUPATION(S)
                                  DURING PAST FIVE YEARS
 NAME, AGE AND                        AND POSITIONS              NUMBER OF
 POSITION WITH FUND           HELD WITH AFFILIATED ENTITIES    PORTFOLIOS/3/
 (YEAR FIRST ELECTED AS A      OR THE PRINCIPAL UNDERWRITER      OVERSEEN      OTHER DIRECTORSHIPS/4/
 DIRECTOR/OFFICER/2/)                  OF THE FUND              BY DIRECTOR       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------

 Paul G. Haaga, Jr., 59       Vice Chairman of the Board,           14         None
 Vice Chairman of the         Capital Research and
 Board and Director (1985)    Management Company; Senior
                              Vice President - Fixed Income,
                              Capital Research and
                              Management Company; Director,
                              The Capital Group Companies,
                              Inc.*
------------------------------------------------------------------------------------------------------
 Abner D. Goldstine, 78       Senior Vice President - Fixed         13         None
 President and Director       Income, Capital Research and
 (1974)                       Management Company; Director,
                              Capital Research and
                              Management Company
------------------------------------------------------------------------------------------------------

OTHER OFFICERS

 NAME, AGE AND
 POSITION WITH FUND           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED AS         AND POSITIONS HELD WITH AFFILIATED ENTITIES
       AN OFFICER/2/)            OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 David C. Barclay, 51        Senior Vice President - Fixed Income, Capital
 Senior Vice President       Research and Management Company; Director, The
 (1997)                      Capital Group Companies, Inc.*
-------------------------------------------------------------------------------
 Mark R. Macdonald, 49       Senior Vice President - Fixed Income, Capital
 Senior Vice President       Research and Management Company; Director,
 (2001)                      Capital Research and Management Company
-------------------------------------------------------------------------------
 John H. Smet, 51            Senior Vice President - Fixed Income, Capital
 Senior Vice President       Research and Management Company; Director,
 (1994)                      American Funds Distributors, Inc.*
-------------------------------------------------------------------------------
 Kristine M. Nishiyama,      Vice President and Senior Counsel - Fund Business
 38                          Management Group, Capital Research and Management
 Vice President (2003)       Company; Vice President and Counsel, Capital Bank
                             and Trust Company*
-------------------------------------------------------------------------------
 Kimberly S. Verdick, 43     Vice President - Fund Business Management Group,
 Secretary (1994)            Capital Research and Management Company
-------------------------------------------------------------------------------
 Ari M. Vinocor, 33          Vice President - Fund Business Management Group,
 Treasurer (2007)            Capital Research and Management Company
-------------------------------------------------------------------------------
 Courtney R. Taylor, 33      Assistant Vice President - Fund Business
 Assistant Secretary         Management Group, Capital Research and Management
 (2006)                      Company
-------------------------------------------------------------------------------
 M. Susan Gupton, 34         Vice President - Fund Business Management Group,
 Assistant Treasurer         Capital Research and Management Company
 (2008)
-------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 14

* Company affiliated with Capital Research and Management Company.

1 The term "independent" director refers to a director who is not an "interested person" of the fund within the meaning of the 1940 Act.

2 Directors and officers of the fund serve until their resignation, removal or retirement.
3 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.

5 The investment adviser and its affiliates use a subsidiary of AECOM, Inc. to perform architectural and space management services. The investment adviser's business relationship with the subsidiary preceded its acquisition by AECOM in
 1994. The total fees relating to this engagement for the last two years represent less than 0.1% of AECOM, Inc.'s 2007 gross revenues.
6 "Interested persons" of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
7 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                      The Bond Fund of America -- Page 15

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2007

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                SHARES OWNED/2/               BY DIRECTOR
-------------------------------------------------------------------------------

 "INDEPENDENT" DIRECTORS
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.              None                   Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 James G. Ellis/3/           $10,001 - $50,000           $10,001 - $50,000
-------------------------------------------------------------------------------
 Martin Fenton               $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller           $10,001 - $50,000          $50,001 - $100,000
-------------------------------------------------------------------------------
 R. Clark Hooper             $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Richard G. Newman           $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Frank M. Sanchez               $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 Steadman Upham                     None                   Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Abner D. Goldstine            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.            Over $100,000               Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.
2 An independent director may have exposure to the fund through an allocation of some or all of his or her nonqualified deferred compensation account.

3 As of May 1, 2008, the dollar range of shares owned by Mr. Ellis was $50,001 -
 $100,000. On that day, the aggregate dollar range of shares owned in all funds overseen by Mr. Ellis was $50,001 - $100,000.

DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or director who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The fund typically pays each independent director an annual fee, which ranges from $15,330 to $31,308, based primarily on the total number of board clusters on which that independent director serves.

In addition, the fund generally pays independent directors attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent directors also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the

                      The Bond Fund of America -- Page 16

investment adviser. The fund and the other funds served by each independent director each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent directors.

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED DECEMBER 31, 2007

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------

 Richard G. Capen,               $24,777                          $222,002
 Jr./3/
------------------------------------------------------------------------------------------
 H. Frederick                     15,993                           421,160
 Christie/3/
------------------------------------------------------------------------------------------
 James G. Ellis                   26,449                           116,362
------------------------------------------------------------------------------------------
 Martin Fenton/3/                 16,917                           389,742
------------------------------------------------------------------------------------------
 Leonard R. Fuller/3/             28,605                           322,924
------------------------------------------------------------------------------------------
 R. Clark Hooper                  22,687                           319,482
------------------------------------------------------------------------------------------
 Richard G. Newman                22,653                           222,926
------------------------------------------------------------------------------------------
 Frank M. Sanchez                 25,917                           123,396
------------------------------------------------------------------------------------------
 Steadman Upham/3/                 8,526                           158,054
------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the directors. Compensation shown in this table for the fiscal year ended December 31, 2007 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2007 fiscal year for participating directors is as follows: Richard G. Capen, Jr.
 ($38,333), H. Frederick Christie ($34,043), Martin Fenton ($111,832), Leonard
 R. Fuller ($149,915) and Steadman Upham ($8,698). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the directors.

As of June 1, 2008, the officers and directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 3, 1973. Although the board of directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's board, which meets periodically and performs duties required by applicable state and federal laws.

                      The Bond Fund of America -- Page 17

Under Maryland law, the business affairs of a fund are managed under the direction of the board of directors, and all powers of the fund are exercised by or under the authority of the board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's
Class 529 shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to such fund shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's articles of incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with independent directors provide in effect that, subject to certain conditions, the fund will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an audit committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; Leonard R. Fuller; R.
Clark Hooper; and Steadman Upham, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of directors. Six audit committee meetings were held during the 2007 fiscal year.

                      The Bond Fund of America -- Page 18

The fund has a contracts committee comprised of Richard G. Capen, Jr.; H.
Frederick Christie; James G. Ellis; Martin Fenton; Leonard R. Fuller; R. Clark
Hooper; Richard G. Newman; Frank M. Sanchez; and Steadman Upham, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting
Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters. One contracts committee meeting was held during the 2007 fiscal year.

The fund has a nominating and governance committee comprised of Richard G.
Capen, Jr.; H. Frederick Christie; James G. Ellis; Martin Fenton; Leonard R.
Fuller; R. Clark Hooper; Richard G. Newman; Frank M. Sanchez; and Steadman
Upham, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors.
The committee also evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee.
Three nominating and governance committee meetings were held during the 2007 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The fund and its investment adviser have adopted Proxy Voting Procedures and Principles (the "Principles") with respect to voting proxies of securities held by the fund, other American Funds,
Endowments and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com.
Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds (including the fund) are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

                      The Bond Fund of America -- Page 19

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American
Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes to tender his or her resignation, generally are supported.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation

                      The Bond Fund of America -- Page 20

     packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on June 1, 2008. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A        19.54%
 Maryland Heights, MO                                Class B        10.59
----------------------------------------------------------------------------
 First Clearing LLC                                  Class B         7.15
 Glen Allen, VA                                      Class C         5.22
----------------------------------------------------------------------------
 Merrill Lynch                                       Class B         5.87
 Jacksonville, FL                                    Class C        16.81
                                                     Class F-1       6.01
                                                     Class R-3       6.95
                                                     Class R-5       9.19
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class C        10.21
 New York, NY
----------------------------------------------------------------------------
 Morgan Stanley & Co., Inc.                          Class F-1      10.28
 Jersey City, NJ
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class R-1      26.44
 Hartford, CT                                        Class R-3       7.04
----------------------------------------------------------------------------
 Nationwide Trust Co.                                Class R-3       6.71
 Columbus, OH
----------------------------------------------------------------------------
 Trader Joe's Company                                Class R-4      11.44
 Englewood, CO
----------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                          Class R-4       5.73
 San Francisco, CA
----------------------------------------------------------------------------
 American Funds 2010 Target Date Retirement Fund     Class R-5       5.58
 Norfolk, VA
----------------------------------------------------------------------------

UNLESS OTHERWISE NOTED, REFERENCES IN THIS STATEMENT OF ADDITIONAL INFORMATION
TO CLASS F SHARES, CLASS R SHARES OR CLASS 529 SHARES REFER TO BOTH F SHARE
CLASSES, ALL R SHARE CLASSES OR ALL 529 SHARE CLASSES, RESPECTIVELY.

INVESTMENT ADVISER -- Capital Research and Management Company, the fund's investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los

                      The Bond Fund of America -- Page 21

Angeles, San Francisco, New York, Washington, DC, London, Geneva, Hong Kong,
Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los
Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine, CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management
Company manages equity assets through two investment divisions, Capital World
Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research
Global Investors make investment decisions on an independent basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with much greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of the fund's portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus: Lehman Brothers U.S.
Aggregate Index; Credit Suisse First Boston High Yield Bond Index and Lipper
High Current Yield Bond Funds Average.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

                      The Bond Fund of America -- Page 22

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF DECEMBER 31, 2007:

                                        NUMBER             NUMBER
                                       OF OTHER           OF OTHER            NUMBER
                                      REGISTERED           POOLED            OF OTHER
                                      INVESTMENT         INVESTMENT          ACCOUNTS
                                   COMPANIES (RICS)    VEHICLES (PIVS)       IN WHICH
                                       IN WHICH           IN WHICH          PORTFOLIO
                                       PORTFOLIO          PORTFOLIO         COUNSELOR
                     DOLLAR RANGE      COUNSELOR          COUNSELOR        IS A MANAGER
                       OF FUND       IS A MANAGER       IS A MANAGER        (ASSETS OF
     PORTFOLIO          SHARES      (ASSETS OF RICS    (ASSETS OF PIVS    OTHER ACCOUNTS
     COUNSELOR         OWNED/1/     IN BILLIONS)/2/    IN BILLIONS)/3/   IN BILLIONS)/4/
-------------------------------------------------------------------------------------------

 Abner D.                Over         4      $208.9         None               None
 Goldstine            $1,000,000
-------------------------------------------------------------------------------------------
 David C. Barclay     $500,001 -      4      $227.3      4       $1.41      19      $5.93
                      $1,000,000
-------------------------------------------------------------------------------------------
 Mark R. Macdonald    $100,001 -      4      $222.8         None               None
                       $500,000
-------------------------------------------------------------------------------------------
 John H. Smet         $100,001 -      5      $263.3         None            3       $2.42
                       $500,000
-------------------------------------------------------------------------------------------
 Mark H. Dalzell      $100,001 -      2      $114.7      2       $0.29    19/5/     $5.93
                       $500,000
-------------------------------------------------------------------------------------------
 Susan M. Tolson      $100,001 -      3      $127.6         None            2       $0.58
                       $500,000
-------------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
3 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the funds or accounts and are not indicative of the total assets managed by the individual, which is a substantially lower amount.

4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
5 The advisory fee of two of these accounts (representing $0.31 billion in total assets) is based partially on their investment results.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until October 31, 2008, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross

                      The Bond Fund of America -- Page 23

negligence or reckless disregard of its obligations under the Agreement. The
Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to independent directors; association dues;
costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

The management fee is based on the following annualized rates and average daily net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

          0.30%               $             0            $    60,000,000
------------------------------------------------------------------------------
          0.21                     60,000,000              1,000,000,000
------------------------------------------------------------------------------
          0.18                  1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
          0.16                  3,000,000,000              6,000,000,000
------------------------------------------------------------------------------
          0.15                  6,000,000,000             10,000,000,000
------------------------------------------------------------------------------
          0.14                 10,000,000,000             16,000,000,000
------------------------------------------------------------------------------
          0.13                 16,000,000,000             20,000,000,000
------------------------------------------------------------------------------
          0.12                 20,000,000,000             28,000,000,000
------------------------------------------------------------------------------
         0.115                 28,000,000,000             36,000,000,000
------------------------------------------------------------------------------
          0.11                 36,000,000,000
------------------------------------------------------------------------------

The agreement also provides for fees based on monthly gross investment income at the following annualized rates:

                      The Bond Fund of America -- Page 24

                        Monthly gross investment income

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------

            2.25%                    $         0                $ 8,333,333
-----------------------------------------------------------------------------------
            2.00                       8,333,333                 41,666,667
-----------------------------------------------------------------------------------
            1.75                      41,666,667
-----------------------------------------------------------------------------------

The investment adviser has agreed to reduce the fee payable to it under the agreement by (a) the amount by which the ordinary operating expenses of the fund for any fiscal year of the fund, excluding interest, taxes and extraordinary expenses such as litigation, exceed the greater of (i) 1% of the average month-end net assets of the fund for such fiscal year or (ii) 10% of the fund's gross investment income, and (b) any additional amount necessary to assure that such ordinary operating expenses of the fund in any year after such reduction do not exceed the lesser of (i) 1-1/2% of the first $30 million of average month-end net assets of the fund, plus 1% of the average month-end net assets in excess thereof, or (ii) 25% of the fund's gross investment income. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding these limits, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.

For the fiscal years ended December 31, 2007, 2006 and 2005, the investment adviser was entitled to receive from the fund management fees of $79,099,000,
$62,421,000 and $53,137,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $71,056,000 (a reduction of $8,043,000), $56,179,000 (a reduction of
$6,242,000) and $48,434,000 (a reduction of $4,703,000) for the fiscal years ended December 31, 2007, 2006 and 2005, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that the investment adviser is otherwise entitled to receive, and this waiver is expected to continue at this level until further review. As a result of this waiver, management fees are reduced similarly for all classes of shares of the fund.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until October
31, 2008, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors who are not parties to the
Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent directors. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and Class R and

                      The Bond Fund of America -- Page 25

529 shares. The investment adviser may contract with third parties, including
American Funds Service Company/(R)/, the fund's Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties providing such services. For Class R-1 and  R-2 shares, the investment adviser has agreed to pay a portion of the fees payable under the Administrative
Agreement that would otherwise have been paid by the fund. For the year ended
December 31, 2007, the total fees paid by the investment adviser were 526,000.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for Class C, F, R (excluding
Class R-5 shares) and 529 shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily.
The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 shares, the administrative services fee is calculated at the annual rate of up to 0.10% of the average daily net assets. The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund's Class C, F, R and
529 shares. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a
Shareholder Services Agreement between the fund and American Funds Service
Company.

During the 2007 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                               ADMINISTRATIVE SERVICES FEE
--------------------------------------------------------------------------------

                CLASS C                                $3,356,000
--------------------------------------------------------------------------------
               CLASS F-1                                2,551,000
--------------------------------------------------------------------------------
              CLASS 529-A                                 522,000
--------------------------------------------------------------------------------
              CLASS 529-B                                  94,000
--------------------------------------------------------------------------------
              CLASS 529-C                                 251,000
--------------------------------------------------------------------------------
              CLASS 529-E                                  28,000
--------------------------------------------------------------------------------
             CLASS 529-F-1                                 21,000
--------------------------------------------------------------------------------
               CLASS R-1                                   90,000
--------------------------------------------------------------------------------
               CLASS R-2                                2,913,000
--------------------------------------------------------------------------------
               CLASS R-3                                1,638,000
--------------------------------------------------------------------------------
               CLASS R-4                                  723,000
--------------------------------------------------------------------------------
               CLASS R-5                                  472,000
--------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 26

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds
Distributors/(R)/, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333
South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA
92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues relating to sales of the fund's shares, as follows:

     .    For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal
          Underwriter to investment dealers.

     .    For Class B and 529-B shares, the Principal Underwriter sells its rights to the 0.75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensates investment dealers for sales of Class B and 529-B shares out of the proceeds of this sale and keeps any amounts remaining after this compensation is paid.

     .    For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class
B, 529-B, C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR
                                                                    REVENUE          COMPENSATION
                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------

                 CLASS A                          2007            $21,447,000         $82,699,000
                                                  2006             17,277,000          66,722,000
                                                  2005             17,184,000          66,352,000
-----------------------------------------------------------------------------------------------------
                 CLASS B                          2007                797,000           5,367,000
                                                  2006                739,000           4,925,000
                                                  2005                901,000           6,196,000
-----------------------------------------------------------------------------------------------------
                 CLASS C                          2007                     --           8,656,000
                                                  2006                     --           5,761,000
                                                  2005                     --           4,874,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2007                752,000           2,879,000
                                                  2006                643,000           2,452,000
                                                  2005                567,000           2,178,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2007                 42,000             282,000
                                                  2006                 44,000             287,000
                                                  2005                 58,000             358,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-C                        2007                     --             746,000
                                                  2006                     --             479,000
                                                  2005                     --             380,000
-----------------------------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 27

Plans of distribution -- The fund has adopted plans of distribution (the
"Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of directors has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2 or Class R-5, no 12b-1 fees are paid from Class
F-2 or Class R-5 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

     CLASS A AND 529-A -- For Class A and 529-A shares, up to 0.25% of the fund's average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal
     Underwriter for distribution-related expenses. The fund may annually expend up to 0.25% for Class A shares and up to 0.50% for Class 529-A shares under the applicable Plan.

                      The Bond Fund of America -- Page 28

     Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases (which are described in further detail under the "Sales
     Charges" section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal
     Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable. As of December 31, 2007, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $7,563,000 or 0.03% of Class A net assets.

     CLASS B AND 529-B -- The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to 0.25% of the fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

     OTHER SHARE CLASSES (CLASS C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-3 AND
     R-4) -- The Plans for each of the other share classes that have adopted
     Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund's average daily net assets attributable to such shares:

                                                                        TOTAL
                                           SERVICE    DISTRIBUTION    ALLOWABLE
                                           RELATED      RELATED         UNDER
                  SHARE CLASS            PAYMENTS/1/  PAYMENTS/1/    THE PLANS/2/
         -------------------------------------------------------------------------

          Class C                           0.25%        0.75%          1.00%
         -------------------------------------------------------------------------
          Class 529-C                       0.25         0.75           1.00
         -------------------------------------------------------------------------
          Class F-1                         0.25           --           0.50
         -------------------------------------------------------------------------
          Class 529-F-1                     0.25           --           0.50
         -------------------------------------------------------------------------
          Class 529-E                       0.25         0.25           0.75
         -------------------------------------------------------------------------
          Class R-1                         0.25         0.75           1.00
         -------------------------------------------------------------------------
          Class R-2                         0.25         0.50           1.00
         -------------------------------------------------------------------------
          Class R-3                         0.25         0.25           0.75
         -------------------------------------------------------------------------
          Class R-4                         0.25           --           0.50
         -------------------------------------------------------------------------

     1Amounts in these columns represent the amounts approved by the board of directors under the applicable Plan.
     2The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of directors.

                      The Bond Fund of America -- Page 29

During the 2007 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                      12B-1 UNPAID LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------

        CLASS A                 $57,500,000                 $4,133,000
------------------------------------------------------------------------------
        CLASS B                  14,996,000                  1,299,000
------------------------------------------------------------------------------
        CLASS C                  22,127,000                  2,162,000
------------------------------------------------------------------------------
       CLASS F-1                  5,864,000                    784,000
------------------------------------------------------------------------------
      CLASS 529-A                   965,000                    108,000
------------------------------------------------------------------------------
      CLASS 529-B                   732,000                     67,000
------------------------------------------------------------------------------
      CLASS 529-C                 2,096,000                    215,000
------------------------------------------------------------------------------
      CLASS 529-E                   123,000                     12,000
------------------------------------------------------------------------------
     CLASS 529-F-1                        0                          0
------------------------------------------------------------------------------
       CLASS R-1                    495,000                     77,000
------------------------------------------------------------------------------
       CLASS R-2                  4,377,000                    412,000
------------------------------------------------------------------------------
       CLASS R-3                  3,852,000                    449,000
------------------------------------------------------------------------------
       CLASS R-4                  1,227,000                    148,000
------------------------------------------------------------------------------

Approval of the Plans -- As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the independent directors of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent directors of the fund are committed to the discretion of the independent directors during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of directors and the Plans must be renewed annually by the board of directors.

OTHER COMPENSATION TO DEALERS -- As of July 2008, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     AIG Advisors Group
          Advantage Capital Corporation
          AIG Financial Advisors, Inc.
          American General Securities Incorporated
          FSC Securities Corporation
          Royal Alliance Associates, Inc.
     AXA Advisors, LLC

                      The Bond Fund of America -- Page 30

     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK / Janney Montgomery Group
          Hornor, Townsend & Kent, Inc.
          Janney Montgomery Scott LLC
     ING Advisors Network Inc.
          Bancnorth Investment Group, Inc.
          Financial Network Investment Corporation
          Guaranty Brokerage Services, Inc.
          ING Financial Partners, Inc.
          Multi-Financial Securities Corporation
          Primevest Financial Services, Inc.
     Intersecurities / Transamerica
          InterSecurities, Inc.
          Transamerica Financial Advisors, Inc.
     JJB Hilliard/PNC Bank
          J.J.B. Hilliard, W.L. Lyons, Inc.
          PNC Bank, National Association
          PNC Investments LLC
     Lincoln Financial Advisors Corporation
     LPL Group
          Associated Securities Corp.
          LPL Financial Corporation
          Mutual Service Corporation
          Uvest Investment Services
          Waterstone Financial Group, Inc.
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises
          Metlife Securities Inc.
          New England Securities
          Walnut Street Securities, Inc.
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley & Co., Incorporated
     National Planning Holdings Inc.
          Invest Financial Corporation
          Investment Centers of America, Inc.
          National Planning Corporation
          SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Park Avenue Securities LLC
     Princor Financial Services Corporation

                      The Bond Fund of America -- Page 31

     Raymond James Group
          Raymond James & Associates, Inc.
          Raymond James Financial Services Inc.
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Incorporated
     Securian / C.R.I.
          CRI Securities, LLC
          Securian Financial Services, Inc.
     Smith Barney
          Legg Mason
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     Wachovia Group
          A. G. Edwards, a Division of Wachovia Securities, LLC
          First Clearing LLC
          Wachovia Securities Financial Network, LLC
          Wachovia Securities Investment Services Group
          Wachovia Securities Latin American Channel
          Wachovia Securities Private Client Group
     Wells Fargo Investments, LLC

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment

                      The Bond Fund of America -- Page 32

adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934.
Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers for its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

                      The Bond Fund of America -- Page 33

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares in the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended
December 31, 2007, 2006 and 2005 amounted to $29,000, $48,000 and $68,000, respectively.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included Sanford C. Bernstein & Co., LLC, Lehman Brothers, J.P.
Morgan Securities Inc., Goldman Sachs & Co., Citigroup Global Markets Inc.,
Merrill Lynch, Pierce, Fenner & Smith, Inc., Wachovia Securities LLC, UBS AG and
Morgan Stanley. As of the fund's most recent fiscal year-end, the fund held debt securities of AXA SA in the amount of $72,436,000, Lehman Brothers Holdings in the amount of $91,279,000, J.P. Morgan Chase & Co. in the amount of $96,873,000,
Goldman Sachs Group, Inc. in the amount of $26,284,000; Citigroup Inc. in the amount of $35,769,000,

                      The Bond Fund of America -- Page 34

Merrill Lynch in the amount of $11,234,000, Wachovia Corp. in the amount of
$11,929,000, UBS AG in the amount of $17,152,000 and Morgan Stanley in the amount of $1,535,000.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of directors and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The fund's custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the fund receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons may be bound by agreements (including confidentiality agreements)
that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                      The Bond Fund of America -- Page 35

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund's share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr.
Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day;
Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing services base bond prices on, among other things, an evaluation of the yield curve as of approximately 3 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded prin-

                      The Bond Fund of America -- Page 36

cipally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S.
dollars are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. The valuation committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

                      The Bond Fund of America -- Page 37

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in

                      The Bond Fund of America -- Page 38

writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to  shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

                      The Bond Fund of America -- Page 39

     Dividends from domestic corporations may comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations.
     Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the fund from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions.

                      The Bond Fund of America -- Page 40

Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     All or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on
     Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder other than a corporation meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as
     "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S.

                      The Bond Fund of America -- Page 41

shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                      The Bond Fund of America -- Page 42

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR
529-F-1 SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE
PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY
RELATING TO THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE
RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR
INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use any of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           3500 Wiseman Blvd.
           San Antonio, TX 78251-4321

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

                      The Bond Fund of America -- Page 43

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's board.

Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. Class R-5 shares are also available to clients of the
Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. In addition, the American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .     Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .     Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .     Retirement accounts that are funded with employer contributions; and

     .     Accounts that are funded with monies set by court decree.

                      The Bond Fund of America -- Page 44

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of The Cash Management Trust of America to Class B or C shares of Intermediate
Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America and
Short-Term Bond Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" in this statement of additional information. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES
AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" in this statement of additional information).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

                      The Bond Fund of America -- Page 45

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     If you wish to "move" your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

     EXCHANGING CLASS B SHARES FOR CLASS A SHARES -- If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a
     Class A sales charge. If, however, you exchange your Class B shares for
     Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS A SHARES -- If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

     EXCHANGING CLASS F SHARES FOR CLASS A SHARES -- You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c)
     you notify American Funds Service Company of your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class
     F shares to receive the Class A shares without paying an initial Class A sales charge.

     In addition, you may redeem Class F-1 shares held in a fee-based brokerage account/ program for less than one year and with the redemption proceeds purchase Class A shares without a sales charge if the redemption is necessary to comply with the repeal of SEC Rule 202 under the Investment
     Advisers Act of 1940 and the transaction occurs prior to October 1, 2007, or such other date as determined by rule, regulation or court order.

     EXCHANGING CLASS A SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges
     (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

                      The Bond Fund of America -- Page 46

     EXCHANGING CLASS A SHARES FOR CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

     EXCHANGING CLASS F-1 SHARES FOR CLASS F-2 SHARES -- If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for more information.

     NON-REPORTABLE TRANSACTIONS -- Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by
     American Funds Service Company and processed as a single transaction.

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Individual 403(b) plans may be treated similarly to employer-sponsored plans for Class A sales charge purposes (i.e., individual participant accounts are eligible to be aggregated together) if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

     PURCHASES BY SEP PLANS AND SIMPLE IRA PLANS

     Participant accounts in a Simplified Employee Pension (SEP) plan or a
     Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE
     IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
     Distributors, Inc. In the case where the employer adopts any other plan
     (including, but not limited to, an IRS model agreement), each participant's account in the plan will be aggregated with the participant's own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE
     IRA plan with a certain method of aggregating participant accounts as of
     November 15, 2004 may continue with that method so long as the employer has not modified the plan document since that date.

                      The Bond Fund of America -- Page 47

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying

                      The Bond Fund of America -- Page 48

          investments are managed by any affiliate of The Capital Group
          Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     TRANSFERS TO COLLEGEAMERICA -- A transfer from the Virginia Prepaid
     Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a
     CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and
0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

                      The Bond Fund of America -- Page 49

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding money market funds) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised Statement.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts

                      The Bond Fund of America -- Page 50

     specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA, individual
          403(b) plan (see exception in "Purchases by certain 403(b) plans"
          under "Sales charges") or single-participant Keogh-type plan;

     .    SEP plans and SIMPLE IRA plans established after November 15, 2004 by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

                      The Bond Fund of America -- Page 51

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

     .    for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

     .    for a SEP or SIMPLE IRA plan established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
          Distributors, Inc.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as holdings in Endowments and applicable holdings in the American Funds Target Date Retirement Series. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March
     31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments and applicable holdings in the American Funds Target Date
     Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds money market funds are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or

                      The Bond Fund of America -- Page 52

     decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

     You may not purchase Class B or 529-B shares if your combined American
     Funds and applicable American Legacy holdings cause you to be eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate. In addition, you may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or
     529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American
     Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through an automatic withdrawal plan ("AWP") (see
          "Automatic withdrawals" under "Shareholder account services and privileges" in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.
          Any dividends and/or capital gain distributions taken in cash by a shareholder who receives

                      The Bond Fund of America -- Page 53

          payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an
          AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as

                      The Bond Fund of America -- Page 54

permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

                      The Bond Fund of America -- Page 55

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- For all share classes, except the R and 529 classes of shares, you may automatically withdraw shares from any of the American Funds.
You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The
Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

                      The Bond Fund of America -- Page 56

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds money market funds upon meeting the fund's initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's articles of incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of directors of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's articles of incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund if, in the opinion of the fund's board of directors, conditions exist which make payment wholly in cash unwise or undesirable.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If the fund holds securities of

                      The Bond Fund of America -- Page 57

issuers outside the U.S., the Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid a fee of $25,870,000 for Class A shares and $1,602,000 for
Class B shares for the 2007 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital Research and
Management Company, as described under "Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report, have been audited by Deloitte &
Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of directors.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as independent legal counsel
("counsel") for the fund and for independent directors in their capacities as such. Certain legal matters in connection with certain capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky &
Walker LLP and DLA Piper US LLP, Baltimore, Maryland. A determination with respect to the independence of the fund's counsel will be made at least annually by the independent directors of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on December 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses,

                      The Bond Fund of America -- Page 58

shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer
Agent.

Shareholders may also elect to receive updated prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon opting in to the electronic delivery of updated prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated prospectuses and other reports in paper form by mail.

Prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against the
Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a
FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On April 30, 2008, FINRA's National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel. The Principal Underwriter has appealed this decision to the Securities and Exchange Commission.

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- DECEMBER 31, 2007

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $13.06
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $13.57

                      The Bond Fund of America -- Page 59

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report, are included in this statement of additional information. The following information on fund numbers is not included in the annual report:

                      The Bond Fund of America -- Page 60

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                               FUND NUMBERS
                              -------------------------------------------------
FUND                          CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . .     002      202      302       402         602
American Balanced Fund/(R)/     011      211      311       411         611
American Mutual Fund/(R)/ .     003      203      303       403         603
Capital Income Builder/(R)/     012      212      312       412         612
Capital World Growth and
Income Fund/SM/ . . . . . .     033      233      333       433         633
EuroPacific Growth Fund/(R)/    016      216      316       416         616
Fundamental Investors/SM/ .     010      210      310       410         610
The Growth Fund of
America/(R)/. . . . . . . .     005      205      305       405         605
The Income Fund of
America/(R)/. . . . . . . .     006      206      306       406         606
The Investment Company of
America/(R)/. . . . . . . .     004      204      304       404         604
The New Economy Fund/(R)/ .     014      214      314       414         614
New Perspective Fund/(R)/ .     007      207      307       407         607
New World Fund/SM/  . . . .     036      236      336       436         636
SMALLCAP World Fund/(R)/  .     035      235      335       435         635
Washington Mutual Investors
Fund/SM/  . . . . . . . . .     001      201      301       401         601
BOND FUNDS
American High-Income
Municipal Bond Fund/(R)/  .     040      240      340       440         640
American High-Income
Trust/SM/ . . . . . . . . .     021      221      321       421         621
The Bond Fund of America/SM/    008      208      308       408         608
Capital World Bond Fund/(R)/    031      231      331       431         631
Intermediate Bond Fund of
America/SM/ . . . . . . . .     023      223      323       423         623
Limited Term Tax-Exempt Bond
Fund of America/SM/ . . . .     043      243      343       443         643
Short-Term Bond Fund of
America/SM/ . . . . . . . .     048      248      348       448         648
The Tax-Exempt Bond Fund of
America/(R)/. . . . . . . .     019      219      319       419         619
The Tax-Exempt Fund of
California/(R)/*. . . . . .     020      220      320       420         620
The Tax-Exempt Fund of
Maryland/(R)/*. . . . . . .     024      224      324       424         624
The Tax-Exempt Fund of
Virginia/(R)/*. . . . . . .     025      225      325       425         625
U.S. Government Securities
Fund/SM/. . . . . . . . . .     022      222      322       422         622
MONEY MARKET FUNDS
The Cash Management Trust of
America/(R)/. . . . . . . .     009      209      309       409         609
The Tax-Exempt Money Fund of
America/SM/ . . . . . . . .     039      N/A      N/A       N/A         N/A
The U.S. Treasury Money Fund
of America/SM/  . . . . . .     049      N/A      N/A       N/A         N/A
___________
*Qualified for sale only in certain jurisdictions.

                      The Bond Fund of America -- Page 61

                                                 FUND NUMBERS
                                 ----------------------------------------------
                                  CLASS    CLASS    CLASS    CLASS     CLASS
FUND                              529-A    529-B    529-C    529-E    529-F-1
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . .    1002     1202     1302     1502       1402
American Balanced Fund . . . .    1011     1211     1311     1511       1411
American Mutual Fund . . . . .    1003     1203     1303     1503       1403
Capital Income Builder . . . .    1012     1212     1312     1512       1412
Capital World Growth and Income
Fund . . . . . . . . . . . . .    1033     1233     1333     1533       1433
EuroPacific Growth Fund  . . .    1016     1216     1316     1516       1416
Fundamental Investors  . . . .    1010     1210     1310     1510       1410
The Growth Fund of America . .    1005     1205     1305     1505       1405
The Income Fund of America . .    1006     1206     1306     1506       1406
The Investment Company of
America. . . . . . . . . . . .    1004     1204     1304     1504       1404
The New Economy Fund . . . . .    1014     1214     1314     1514       1414
New Perspective Fund . . . . .    1007     1207     1307     1507       1407
New World Fund . . . . . . . .    1036     1236     1336     1536       1436
SMALLCAP World Fund  . . . . .    1035     1235     1335     1535       1435
Washington Mutual Investors
Fund . . . . . . . . . . . . .    1001     1201     1301     1501       1401
BOND FUNDS
American High-Income Trust . .    1021     1221     1321     1521       1421
The Bond Fund of America . . .    1008     1208     1308     1508       1408
Capital World Bond Fund  . . .    1031     1231     1331     1531       1431
Intermediate Bond Fund of
America. . . . . . . . . . . .    1023     1223     1323     1523       1423
Short-Term Bond Fund of America   1048     1248     1348     1548       1448
U.S. Government Securities Fund   1022     1222     1322     1522       1422
MONEY MARKET FUND
The Cash Management Trust of
America. . . . . . . . . . . .    1009     1209     1309     1509       1409

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
Short-Term Bond Fund of America. . .    2148    2248    2348    2448     2548
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.

                      The Bond Fund of America -- Page 62

                                                  FUND NUMBERS
                                   --------------------------------------------
                                            CLASS  CLASS  CLASS  CLASS   CLASS
FUND                               CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES/(R)/
American Funds 2050 Target Date
Retirement Fund/(R)/ . . . . . .     069    2169   2269   2369   2469    2569
American Funds 2045 Target Date
Retirement Fund/(R)/ . . . . . .     068    2168   2268   2368   2468    2568
American Funds 2040 Target Date
Retirement Fund/(R)/ . . . . . .     067    2167   2267   2367   2467    2567
American Funds 2035 Target Date
Retirement Fund/(R)/ . . . . . .     066    2166   2266   2366   2466    2566
American Funds 2030 Target Date
Retirement Fund/(R)/ . . . . . .     065    2165   2265   2365   2465    2565
American Funds 2025 Target Date
Retirement Fund/(R)/ . . . . . .     064    2164   2264   2364   2464    2564
American Funds 2020 Target Date
Retirement Fund/(R)/ . . . . . .     063    2163   2263   2363   2463    2563
American Funds 2015 Target Date
Retirement Fund/(R)/ . . . . . .     062    2162   2262   2362   2462    2562
American Funds 2010 Target Date
Retirement Fund/(R)/ . . . . . .     061    2161   2261   2361   2461    2561

                      The Bond Fund of America -- Page 63

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                      The Bond Fund of America -- Page 64

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                      The Bond Fund of America -- Page 65

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                      The Bond Fund of America -- Page 66

...

[logo – American Funds®]

Bond Fund of AmericaSM
Investment portfolio

December 31, 2007

Bonds & notes — 90.33%	Principal amount (000)	Market value (000)

CORPORATE BONDS & NOTES — 42.81%
FINANCIALS — 19.08%
Washington Mutual Bank, FA 6.875% 2011	$8,125	$7,672
Washington Mutual, Inc. 5.00% 2012	14,000	12,289
Washington Mutual, Inc. 5.184% 2012[1]	41,000	34,907
Washington Mutual Bank 5.369% 2013[1]	47,000	39,451
Washington Mutual Bank, FA 5.50% 2013	10,155	9,020
Washington Mutual Bank, FA 5.65% 2014	13,890	12,276
Washington Mutual Bank, FA, Series 16, 5.125% 2015	18,220	15,454
Washington Mutual, Inc. 7.25% 2017	10,000	8,822
Washington Mutual, Inc. 6.75% 2036[2]	5,000	4,175
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[1,2,3]	120,500	69,890
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[1,3]	74,800	44,196
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[1,3]	64,600	38,147
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated)[1,3]	109,200	87,488
Residential Capital, LLC 5.646% 2008[1]	2,750	2,365
General Motors Acceptance Corp. 6.034% 2008[1]	500	483
General Motors Acceptance Corp. 5.85% 2009	7,790	7,452
Residential Capital Corp. 7.814% 2009[1]	43,000	30,745
Residential Capital Corp. 8.544% 2009[1,3]	11,750	5,846
Residential Capital Corp. 7.875% 2010[1]	173,135	111,672
General Motors Acceptance Corp. 7.25% 2011	53,235	46,694
General Motors Acceptance Corp. 6.625% 2012	3,000	2,496
General Motors Acceptance Corp. 6.875% 2012	12,385	10,388
General Motors Acceptance Corp. 7.00% 2012	34,000	28,871
Residential Capital, LLC 8.00% 2012[1]	31,305	19,409
General Motors Acceptance Corp. 6.75% 2014	47,000	37,957
General Motors Acceptance Corp. 7.324% 2014[1]	75,000	60,254
International Lease Finance Corp. 4.35% 2008	20,500	20,362
International Lease Finance Corp. 5.00% 2010	8,330	8,310
International Lease Finance Corp. 5.125% 2010	20,000	20,077
American General Finance Corp., Series J, 5.185% 2011[1]	30,000	29,627
International Lease Finance Corp. 5.00% 2012	13,500	13,314
International Lease Finance Corp., Series R, 5.40% 2012	10,000	10,092
International Lease Finance Corp., Series R, 5.625% 2013	20,000	20,071
American General Finance Corp., Series I, 5.85% 2013	27,500	27,228
International Lease Finance Corp. 5.875% 2013	5,000	5,089
International Lease Finance Corp., Series R, 5.65% 2014	11,500	11,702
American General Finance Corp., Series I, 5.40% 2015	20,000	18,472
American General Finance Corp., Series J, 6.50% 2017	14,000	13,672
American General Finance Corp., Series J, 6.90% 2017	69,625	69,819
American International Group, Inc., Series G, 5.85% 2018	14,580	14,703
American International Group, Inc. 5.00% 2023	£400	701
ILFC E-Capital Trust II 6.25% 2065[1,3]	$42,460	40,641
American General Capital I 6.00% 2067[1,3]	5,000	4,542
American International Group, Inc., Series A-1, 6.25% 2087[1]	25,310	22,709
BANK ONE, Texas, NA 6.25% 2008	7,250	7,259
J.P. Morgan Chase & Co. 6.75% 2011	15,000	15,761
J.P. Morgan Chase & Co. 4.875% 2014	18,340	17,922
J.P. Morgan Chase & Co. 4.891% 2015[1]	55,000	52,997
Bank One Corp. 4.90% 2015	9,000	8,630
JPMorgan Chase Bank NA 6.00% 2017	22,750	23,180
JPMorgan Chase & Co. 6.00% 2018	10,000	10,193
JPMorgan Chase Capital XXI, Series U, 5.844% 2037[1]	30,000	23,674
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	16,800	16,203
JPMorgan Chase Capital XX, Series T, 6.55% 2066	33,370	30,201
JPMorgan Chase Capital XVIII, Series R, 6.95% 2066	17,400	16,577
CIT Group Inc. 4.00% 2008	14,000	13,885
CIT Group Inc. 5.50% 2008	£165	319
CIT Group Inc. 6.875% 2009	$31,000	31,231
CIT Group Inc. 4.25% 2010	28,000	26,953
CIT Group Inc. 5.291% 2011[1]	30,000	26,467
CIT Group Inc. 7.625% 2012	39,900	40,484
CIT Group Inc. 5.40% 2013	15,000	13,643
CIT Group Inc. 6.10% 2067[1]	36,265	26,374
Household Finance Corp. 4.125% 2009	10,000	9,890
Household Finance Corp. 6.75% 2011	23,750	24,656
HSBC Finance Corp. 5.341% 2012[1]	20,000	19,336
HSBC Finance Corp. 5.549% 2012[1]	15,000	14,445
HSBC Finance Corp. 5.00% 2015	27,195	25,976
HSBC Holdings PLC 6.50% 2037	60,490	58,817
Midland Bank 5.00% Eurodollar note (undated)[1,2]	15,000	11,250
Citigroup Inc. 4.125% 2010	26,000	25,632
Citigroup Inc. 5.125% 2011	10,000	10,063
Citigroup Inc. 6.50% 2030	£35	74
Citigroup Capital XXI 8.30% 2057	$118,585	124,177
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€3,030	4,491
UniCredito Italiano SpA 5.584% 2017[1,3]	$60,690	60,173
UniCredito Italiano SpA 6.00% 2017[3]	78,900	78,264
HVB Funding Trust III 9.00% 2031[3]	9,417	10,659
Barclays Bank PLC 5.926% (undated)[1,3]	31,135	29,020
Barclays Bank PLC 6.375% (undated)[1]	£240	464
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)[1,2,3]	$12,525	12,080
Barclays Bank PLC 7.434% (undated)[1,3]	105,450	109,771
Bank of America Corp. 3.625% 2008	€2,120	3,089
Bank of America Corp. 4.50% 2010	$6,270	6,277
Bank of America Corp. 7.125% 2011	1,750	1,882
Bank of America Corp. 4.875% 2012	2,000	2,007
Bank of America Corp. 5.375% 2012	13,750	14,021
MBNA Corp., Series F, 7.50% 2012	1,800	1,965
Bank of America Corp. 5.75% 2017	10,000	10,042
MBNA Capital A, Series A, 8.278% 2026	7,500	7,799
MBNA Global Capital Funding, Series B, 5.711% 2027[1]	33,000	29,106
Bank of America Corp. 6.50% 2037	73,850	74,866
Santander Issuances, SA Unipersonal 5.286% 2016[1,3]	21,500	20,608
Santander Issuances, SA Unipersonal 5.805% 2016[1,3]	71,100	72,616
Santander Perpetual, SA Unipersonal 6.671% (undated)[1,3]	31,500	31,641
Abbey National PLC 6.70% (undated)[1]	18,380	17,982
Abbey National PLC 7.50% (undated)[1]	£3,270	6,830
Standard Chartered Bank 6.40% 2017[3]	$50,140	51,008
Standard Chartered Bank 4.974% Eurodollar note (undated)[1,2]	15,000	10,200
Standard Chartered Bank 5.088% (undated)[1,2]	5,000	3,425
Standard Chartered Bank 5.375% (undated)[1]	£150	261
Standard Chartered PLC 6.409% (undated)[1,3]	$90,200	81,830
Ford Motor Credit Co. 5.625% 2008	635	617
Ford Motor Credit Co. 7.375% 2009	725	683
Ford Motor Credit Co. 7.875% 2010	12,000	11,078
Ford Motor Credit Co. 9.75% 2010[1]	5,000	4,774
Ford Motor Credit Co. 7.25% 2011	24,000	20,804
Ford Motor Credit Co. 7.375% 2011	2,450	2,195
Ford Motor Credit Co. 10.241% 2011[1]	60,275	57,184
Ford Motor Credit Co. 7.80% 2012	400	351
Ford Motor Credit Co. 7.993% 2012[1]	8,000	6,725
Ford Motor Credit Co. 8.00% 2016	49,350	41,981
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[3]	57,950	56,579
Westfield Group 5.40% 2012[3]	50,000	49,946
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[3]	26,600	24,879
Westfield Group 5.70% 2016[3]	7,000	6,707
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	£3,780	6,948
Countrywide Home Loans, Inc., Series L, 3.25% 2008	$5,125	4,632
Countrywide Home Loans, Inc. 5.875% 2008[2]	£6,150	10,249
Countrywide Home Loans, Inc., Series M, 4.125% 2009	$32,560	23,892
Countrywide Home Loans, Inc., Series K, 5.625% 2009	3,430	2,618
Countrywide Financial Corp., Series A, 4.50% 2010	11,805	8,582
Countrywide Home Loans, Inc., Series L, 4.00% 2011	5,000	3,613
Countrywide Financial Corp., Series B, 5.315% 2012[1,2]	30,900	22,016
Countrywide Financial Corp., Series B, 5.80% 2012	82,465	60,295
Countrywide Financial Corp. 6.25% 2016	1,875	1,081
Lincoln National Corp. 5.65% 2012	20,245	20,802
Lincoln National Corp. 7.00% 2066[1]	101,015	101,580
Royal Bank of Scotland PLC 9.625% 2015	£200	475
Royal Bank of Scotland PLC 5.00% (undated)[1]	200	381
Royal Bank of Scotland Group PLC 6.99% (undated)[1,3]	$113,410	113,266
TuranAlem Finance BV 7.75% 2013[3]	11,000	9,515
TuranAlem Finance BV 8.00% 2014	12,460	10,653
TuranAlem Finance BV 8.00% 2014[3]	5,000	4,275
TuranAlem Finance BV 8.50% 2015[3]	23,335	20,593
TuranAlem Finance BV 8.50% 2015	11,310	9,981
TuranAlem Finance BV 8.25% 2037[3]	61,795	52,835
TuranAlem Finance BV, Series 8, 8.25% 2037	6,000	5,130
Lehman Brothers Holdings Inc. 5.00% 2010	£235	453
Lehman Brothers Holdings Inc., Series I, 5.478% 2012[1]	$3,300	3,108
Lehman Brothers Holdings Inc. 6.50% 2017	52,885	53,606
Lehman Brothers Holdings Inc. 6.75% 2017	29,050	29,996
Lehman Brothers Holdings Inc. 6.875% 2037	4,197	4,116
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[1]	16,415	14,644
Simon Property Group, LP 4.875% 2010	12,000	12,020
Simon Property Group, LP 5.375% 2011	12,500	12,351
Simon Property Group, LP 5.60% 2011	32,060	32,191
Simon Property Group, LP 5.00% 2012	16,000	15,621
Simon Property Group, LP 5.75% 2012	4,000	4,028
Simon Property Group, LP 5.75% 2015	3,250	3,161
Simon Property Group, LP 5.25% 2016	1,000	932
Simon Property Group, LP 6.10% 2016	4,750	4,702
Simon Property Group, LP 5.875% 2017	19,250	18,485
Liberty Mutual Group Inc. 6.50% 2035[3]	37,810	34,603
Liberty Mutual Group Inc. 7.50% 2036[3]	36,485	35,704
Liberty Mutual Group Inc., Series A, 7.80% 2087[3]	36,240	32,322
PNC Funding Corp. 4.20% 2008	2,750	2,746
PNC Funding Corp. 5.16% 2014[1]	30,000	29,205
PNC Funding Corp., Series II, 6.113% (undated)[1,2,3]	37,100	31,350
PNC Funding Corp., Series I, 6.517% (undated)[1,2,3]	44,200	38,675
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[3]	2,500	2,488
Prudential Financial, Inc., Series D, 5.10% 2011	4,375	4,429
Prudential Financial, Inc., Series B, 4.75% 2014	4,000	3,820
Prudential Financial, Inc., Series D, 6.00% 2017	20,670	20,623
Prudential Holdings, LLC, Series C, 8.695% 2023[3,4]	57,035	70,553
Kimco Realty Corp., Series C, 3.95% 2008	5,000	4,969
Kimco Realty Corp., Series C, 4.82% 2011	7,500	7,286
Kimco Realty Corp. 6.00% 2012	17,500	17,692
Kimco Realty Corp., Series C, 4.82% 2014	12,000	11,170
Kimco Realty Corp., Series C, 4.904% 2015	3,000	2,773
Kimco Realty Corp., Series C, 5.783% 2016	19,500	18,857
Kimco Realty Corp. 5.70% 2017	33,450	31,275
ZFS Finance (USA) Trust II 6.45% 2065[1,3]	39,500	36,869
ZFS Finance (USA) Trust V 6.50% 2067[1,3]	60,175	55,647
XL Capital Finance (Europe) PLC 6.50% 2012	6,455	6,753
Mangrove Bay Pass Through Trust 6.102% 2033[1,3]	37,568	33,836
Twin Reefs Asset Trust (XLFA), Series B, 6.243% (undated)[1,3]	10,700	6,977
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	1,000	998
Wachovia Corp. 5.30% 2011	5,000	5,015
Wachovia Corp. 5.625% 2016	7,000	6,914
Wachovia Bank NA 6.60% 2038	70,000	70,581
Catlin Insurance Ltd. 7.249% (undated)[1,3]	88,800	81,320
American Express Credit Corp. 3.00% 2008	6,810	6,768
American Express Centurion Bank 5.55% 2012	9,000	9,168
American Express Co. 6.15% 2017	17,365	17,854
American Express Co. 6.80% 2066[1]	46,500	47,226
Fifth Third Capital Trust IV 6.50% 2067[1]	86,920	78,960
Resona Bank, Ltd. 3.75% 2015[1]	€9,740	13,613
Resona Bank, Ltd. 5.85% (undated)[1,3]	$69,260	64,491
Capital One Financial Corp. 5.426% 2009[1]	30,000	28,366
Capital One Financial Corp. 5.70% 2011	12,000	11,602
Capital One Financial Corp. 6.15% 2016	10,000	8,888
Capital One Capital III 7.686% 2036[1,2]	32,200	25,485
Capital One Capital IV 6.745% 2037[1]	4,950	3,690
Wells Fargo & Co. 3.50% 2008	3,310	3,296
Wells Fargo & Co. 5.25% 2012	33,750	34,347
Wells Fargo Bank, National Assn. 4.75% 2015	29,175	27,907
Wells Fargo & Co. 5.625% 2017	7,500	7,519
Wells Fargo Capital X 5.95% 2086[1]	5,000	4,682
SLM Corp., Series A, 3.95% 2008	17,500	17,080
SLM Corp., Series A, 4.50% 2010	38,000	34,874
SLM Corp., Series A, 5.40% 2011	13,700	12,497
SLM Corp., Series A, 5.375% 2013	3,000	2,686
SLM Corp., Series A, 5.388% 2014[1]	6,900	5,906
AXA SA 6.379% (undated)[1,3]	47,270	40,860
AXA SA 6.463% (undated)[1,3]	35,000	31,576
Merrill Lynch & Co., Inc., Series C, 6.05% 2012	10,900	11,120
Merrill Lynch & Co., Inc., Series C, 6.40% 2017	45,500	46,309
Merrill Lynch & Co., Inc. 6.11% 2037	12,680	11,234
Hospitality Properties Trust 7.00% 2008	1,000	1,004
Hospitality Properties Trust 6.75% 2013	17,845	18,386
Hospitality Properties Trust 5.125% 2015	6,850	6,330
Hospitality Properties Trust 6.30% 2016	24,175	23,737
Hospitality Properties Trust 5.625% 2017	6,800	6,304
Hospitality Properties Trust 6.70% 2018	12,725	12,590
Allstate Financial Global Funding LLC 4.25% 2008[3]	7,500	7,481
Allstate Corp., Series B, 6.125% 2067[1]	51,205	49,490
Allstate Corp., Series A, 6.50% 2067[1]	7,710	7,198
BNP Paribas 5.75% 2022	£415	794
BNP Paribas 7.195% (undated)[1,3]	$61,700	61,015
Lloyds Bank, Series 2, 5.313% (undated)[1,2]	8,000	5,960
Lloyds TSB Group PLC 6.267% (undated)[1,3]	58,345	53,017
Nationwide Financial Services, Inc. 6.75% 2067[1]	62,485	57,729
CNA Financial Corp. 5.85% 2014	4,500	4,514
CNA Financial Corp. 6.50% 2016	24,625	25,174
CNA Financial Corp. 7.25% 2023	24,145	24,861
HBOS PLC 5.375% (undated)[1,3]	4,200	3,833
HBOS PLC, Series B, 5.92% (undated)[1,3]	51,400	44,899
Sumitomo Mitsui Banking Corp. 8.00% 2012	3,500	3,874
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,3]	46,580	43,560
STB Finance Cayman Ltd., Series 108, 5.834% (undated)[1]	£150	284
Charles Schwab Corp., Series A, 6.375% 2017	$16,650	17,156
Schwab Capital Trust I 7.50% 2037[1]	28,820	29,052
AEGON NV 4.625% 2008	€7,750	11,307
Transamerica Corp. 9.375% 2008	$7,500	7,540
Monumental Global Funding III 5.25% 2014[3]	23,000	22,821
AEGON NV 6.125% 2031	£1,730	3,524
ACE INA Holdings Inc. 5.875% 2014	$18,775	19,255
ACE INA Holdings Inc. 5.70% 2017	4,000	3,971
ACE Capital Trust II 9.70% 2030	12,423	15,778
ACE INA Holdings Inc. 6.70% 2036	5,980	6,083
HSBK (Europe) BV 7.75% 2013	10,855	10,366
HSBK (Europe) BV 7.75% 2013[3]	305	291
HSBK (Europe) BV 7.25% 2017[3]	39,245	34,241
ORIX Corp. 5.48% 2011	43,665	43,701
BBVA International SA Unipersonal 5.919% (undated)[1,3]	48,380	42,421
Hartford Financial Services Group, Inc. 5.25% 2011	5,625	5,706
Hartford Financial Services Group, Inc. 4.625% 2013	2,000	1,933
Glen Meadow Pass Through Trust 6.505% 2067[1,2,3]	35,201	33,740
Developers Diversified Realty Corp. 3.875% 2009	19,500	19,059
Developers Diversified Realty Corp. 5.375% 2012	3,450	3,358
Developers Diversified Realty Corp. 5.50% 2015	19,500	18,245
Capmark Financial Group, Inc. 5.529% 2010[1,3]	8,975	7,240
Capmark Financial Group, Inc. 5.875% 2012[3]	30,050	23,808
Capmark Financial Group, Inc. 6.30% 2017[3]	11,332	8,461
Kazkommerts International BV 7.00% 2009[3]	5,500	5,170
Kazkommerts International BV 8.50% 2013	5,000	4,550
Kazkommerts International BV 7.875% 2014[3]	9,200	7,889
Kazkommerts International BV 8.00% 2015[3]	15,500	12,943
Kazkommerts International BV 8.00% 2015	600	501
Kazkommerts International BV, Series 4, 7.50% 2016	10,000	7,735
QBE Capital Funding II LP 6.797% (undated)[1,3]	36,055	34,584
Brandywine Operating Partnership, LP 5.75% 2012	27,110	26,861
Brandywine Operating Partnership, LP 5.40% 2014	3,000	2,853
Brandywine Operating Partnership, LP 5.70% 2017	5,000	4,640
Development Bank of Singapore Ltd. 7.875% 2009[3]	20,000	21,020
DBS Bank Ltd. 5.853% 2021[1,3]	12,500	11,710
State Street Capital Trust IV 5.991% 2077[1]	40,000	31,148
New York Life Global Funding 5.25% 2012[3]	30,300	31,035
ERP Operating LP 4.75% 2009	2,225	2,196
ERP Operating LP 6.625% 2012	5,000	5,195
ERP Operating LP 5.375% 2016	6,000	5,669
ERP Operating LP 5.75% 2017	18,000	17,171
ProLogis 5.25% 2010	10,884	10,848
PLD International Finance LLC 4.375% 2011	€4,150	5,641
ProLogis 5.625% 2015	$13,035	12,488
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative preferred (undated)[1,3]	30,850	28,910
Ambac Financial Group, Inc. 5.95% 2035	110	86
Ambac Financial Group, Inc. 6.15% 2087[1]	39,255	28,751
Principal Life Global Funding I 2.80% 2008[3]	11,625	11,484
Principal Life Global Funding I 4.40% 2010[3]	16,600	16,716
Lazard Group LLC 7.125% 2015	22,605	23,036
Lazard Group LLC 6.85% 2017	4,950	4,897
Plum Creek Timberlands, LP 5.875% 2015	27,100	26,761
North Front Pass Through Trust 5.81% 2024[1,3]	19,085	18,286
Nationwide Mutual Insurance Co. 7.875% 2033[3]	5,480	6,269
Nationwide Mutual Insurance Co. 6.60% 2034[3]	2,000	1,979
Goldman Sachs Group, Inc. 6.25% 2017	5,000	5,211
Goldman Sachs Group, Inc. 6.75% 2037	21,440	21,073
ReliaStar Financial Corp. 6.50% 2008	6,016	6,075
ING Bank NV 5.50% 2012	€3,750	5,567
ING Groep NV 5.775% (undated)[1]	$15,500	14,352
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	11,000	11,157
Genworth Financial, Inc. 6.15% 2066[1]	15,135	13,774
Northern Rock PLC 5.60% (undated)[1,2,3]	13,815	7,944
Northern Rock PLC 6.594% (undated)[1,2,3]	27,465	15,792
iStar Financial, Inc. 5.375% 2010	10,675	9,888
iStar Financial, Inc., Series B, 5.125% 2011	1,500	1,338
iStar Financial, Inc. 6.05% 2015	14,285	12,121
Rouse Co. 3.625% 2009	5,200	4,980
Rouse Co. 7.20% 2012	17,475	16,727
Rouse Co. 6.75% 2013[3]	1,400	1,308
American Honda Finance Corp. 5.125% 2010[3]	21,850	22,472
Skandinaviska Enskilda Banken AB 4.958% (undated)[1,3]	9,885	8,877
Skandinaviska Enskilda Banken AB 5.00% (undated)[1]	£265	507
Skandinaviska Enskilda Banken AB 7.50% (undated)[1]	$12,500	12,871
Chubb Corp. 6.375% 2037[1]	22,595	22,077
United Overseas Bank Ltd. 5.375% 2019[1,3]	22,250	21,495
UnionBanCal Corp. 5.25% 2013[2]	2,000	1,933
Union Bank of California, NA 5.95% 2016[2]	17,415	17,119
Assurant, Inc. 5.625% 2014	19,420	19,028
E*TRADE Financial Corp. 8.00% 2011	11,450	9,990
E*TRADE Financial Corp. 7.375% 2013	1,500	1,162
E*TRADE Financial Corp. 7.875% 2015	9,720	7,460
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[3]	18,000	17,754
Silicon Valley Bank 5.70% 2012[2]	18,000	17,689
Realogy Corp., Term Loan B, 8.24% 2013[1,4]	874	769
Realogy Corp., Term Loan B, Letter of Credit, 8.24% 2013[1,4]	245	215
Realogy Corp. 10.50% 2014[3]	9,985	7,489
Realogy Corp. 11.00% 2014[3,5]	10,475	7,306
Realogy Corp. 12.375% 2015[3]	2,700	1,708
UBS AG 5.875% 2017	17,000	17,152
Canadian Imperial Bank of Commerce 5.563% Eurodollar note 2085[1,2]	25,000	17,125
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	17,000	16,988
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	15,000	14,895
Downey Financial Corp. 6.50% 2014	14,380	13,091
Bank of New York Mellon Corp., Series G, 4.95% 2012	12,900	12,914
Independence Community Bank Corp. 4.90% 2010[2]	12,000	11,728
Morgan Stanley, Series F, 5.25% 2012	10,000	10,007
Morgan Stanley 10.09% 2017[2]	BRL3,000	1,535
AB Spintab 6.00% 2009	SKr73,000	11,482
Credit Agricole SA 6.637% (undated)[1,3]	$12,220	11,356
Banco Santander-Chile 5.375% 2014[3]	11,200	11,223
Berkshire Hathaway Finance Corp. 4.75% 2012	10,000	10,135
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011[3]	10,000	10,130
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[1]	10,625	9,998
MassMutual Global Funding II, Series 2002-1, 3.50% 2010[3]	10,000	9,906
Shinsei Bank, Ltd. 3.75% 2016[1]	€6,865	9,173
Shinsei Bank, Ltd. 5.625% (undated)[1]	£195	345
Post Apartment Homes, LP 7.70% 2010	$1,400	1,538
Post Apartment Homes, LP 5.125% 2011	7,720	7,810
Host Marriott, LP, Series M, 7.00% 2012	7,130	7,166
Host Hotels & Resorts, LP, Series S, 6.875% 2014	2,000	2,000
Zions Bancorporation 5.50% 2015	9,625	9,040
Advanta Capital Trust I, Series B, 8.99% 2026	12,500	8,937
Banco Mercantil del Norte, SA 6.135% 2016[3]	8,600	8,548
Chohung Bank 4.50% 2014[1,2,3]	8,000	7,868
MetLife, Inc. 5.50% 2014	5,224	5,262
MetLife, Inc. 5.00% 2015	2,000	1,938
Bank of Nova Scotia 5.563% 2085[1,2]	10,000	7,150
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,3]	6,500	6,635
Allied Irish Banks, PLC 5.625% 2030[1]	£250	419
Allied Irish Banks Ltd. 5.50% (undated)[1,2]	$7,000	5,425
SunTrust Banks, Inc. 6.00% 2017	5,750	5,788
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	5,754
National Australia Bank Ltd. 5.486% (undated)[1,3]	5,925	5,422
Industrial Bank of Korea 4.00% 2014[1,3]	5,000	4,951
KeyBank NA 5.50% 2012	3,750	3,816
Northern Trust Co. 5.85% 2017[3]	3,750	3,816
Bergen Bank 5.563% (undated)[1,2]	5,000	3,750
National Bank of Canada 5.563% 2087[1,2]	5,000	3,525
Federal Realty Investment Trust 4.50% 2011	3,500	3,471
Financial Security Assurance Holdings Ltd. 6.40% 2066[1,3]	4,000	3,426
Christiana Bank Og Kreditkasse 5.00% (undated)[1,2]	4,000	2,900
UnumProvident Corp. 5.859% 2009	1,000	1,018
UnumProvident Finance Co. PLC 6.85% 2015[3]	1,425	1,479
AmeriCredit Corp. 8.50% 2015[3]	3,000	2,303
Norinchukin Finance (Cayman) Ltd. 5.625% 2016[1]	£205	395
Commerzbank AG 6.625% 2019	70	140
		6,835,193

CONSUMER DISCRETIONARY — 5.55%
Lenfest Communications, Inc. 7.625% 2008	6,750	6,767
Comcast Corp. 5.543% 2009[1]	9,520	9,489
Tele-Communications, Inc. 9.80% 2012	17,500	20,231
Comcast Cable Communications, Inc. 7.125% 2013	1,650	1,766
Tele-Communications, Inc. 7.875% 2013	7,500	8,229
Comcast Corp. 5.85% 2015	29,025	29,279
Comcast Corp. 6.50% 2015	5,000	5,226
Comcast Corp. 6.30% 2017	75,715	78,701
Comcast Corp. 6.50% 2017	11,325	11,828
Comcast Corp. 5.65% 2035	4,745	4,358
Comcast Corp. 6.45% 2037	18,750	19,154
Comcast Corp. 6.95% 2037	25,520	27,633
Time Warner Inc. 5.109% 2009[1]	40,000	39,033
Time Warner Inc. 5.50% 2011	1,000	1,005
AOL Time Warner Inc. 6.875% 2012	15,000	15,810
Time Warner Inc. 5.875% 2016	14,150	14,087
Time Warner Companies, Inc. 7.25% 2017	1,600	1,714
Time Warner Companies, Inc. 7.57% 2024	12,340	13,415
AOL Time Warner Inc. 7.625% 2031	33,760	37,466
Time Warner Inc. 6.50% 2036	71,880	70,163
Federated Retail Holdings, Inc. 5.35% 2012	15,715	15,325
Federated Retail Holdings, Inc. 5.90% 2016	84,165	79,400
Federated Retail Holdings, Inc. 6.375% 2037	19,500	17,047
DaimlerChrysler North America Holding Corp. 4.05% 2008	4,750	4,732
DaimlerChrysler North America Holding Corp. 4.75% 2008	3,600	3,599
DaimlerChrysler North America Holding Corp. 7.20% 2009	5,000	5,158
DaimlerChrysler North America Holding Corp. 4.875% 2010	10,000	9,961
DaimlerChrysler North America Holding Corp. 8.00% 2010	35,250	37,619
DaimlerChrysler North America Holding Corp. 7.75% 2011	26,350	28,333
DaimlerChrysler North America Holding Corp. 6.50% 2013	16,610	17,379
D.R. Horton, Inc. 9.75% 2010	1,150	1,127
D.R. Horton, Inc. 7.875% 2011	800	759
D.R. Horton, Inc. 6.875% 2013	5,385	4,817
D.R. Horton, Inc. 5.625% 2014	5,750	4,836
D.R. Horton, Inc. 5.25% 2015	24,325	19,349
D.R. Horton, Inc. 5.625% 2016	3,495	2,903
D.R. Horton, Inc. 6.50% 2016	34,835	30,270
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[3]	10,150	9,846
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	13,550	13,008
Charter Communications Operating, LLC, Term Loan Facilities B, 6.99% 2014[1,4]	25,825	24,175
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[3]	2,250	2,188
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	17,050	13,981
Centex Corp. 5.80% 2009	2,500	2,303
Centex Corp. 5.70% 2014	3,135	2,785
Centex Corp. 5.25% 2015	8,455	7,170
Centex Corp. 6.50% 2016	53,975	48,046
Ford Capital BV 9.50% 2010	6,266	5,937
Ford Motor Co., Term Loan B, 8.00% 2013[1,4]	45,432	42,138
Ford Motor Co. 6.50% 2018	9,655	7,157
Ford Motor Co. 8.875% 2022	3,110	2,488
News America Holdings Inc. 8.00% 2016	1,000	1,142
News America Inc. 7.25% 2018	2,250	2,480
News America Holdings Inc. 8.25% 2018	10,540	12,339
News America Inc. 6.40% 2035	1,250	1,269
News America Inc. 6.15% 2037	1,500	1,454
News America Inc. 6.65% 2037[3]	34,400	35,600
Viacom Inc. 5.75% 2011	2,500	2,533
Viacom Inc. 6.25% 2016	33,110	33,365
Viacom Inc. 6.875% 2036	12,650	12,724
Harrah’s Operating Co., Inc. 5.50% 2010	17,320	16,117
Harrah’s Operating Co., Inc. 5.625% 2015	24,650	18,020
Harrah’s Operating Co., Inc. 6.50% 2016	12,500	9,326
General Motors Corp. 6.375% 2008	145	144
General Motors Nova Scotia Finance Co. 6.85% 2008	300	296
General Motors Corp. 7.20% 2011	6,030	5,563
General Motors Corp. 7.125% 2013	15,225	13,246
General Motors Corp. 7.25% 2013	€700	909
General Motors Corp. 8.80% 2021	$26,400	22,308
General Motors Corp. 8.375% 2033	1,200	972
Target Corp. 3.375% 2008	4,330	4,319
Target Corp. 6.50% 2037	37,000	37,311
Toll Brothers, Inc. 6.875% 2012	1,090	1,066
Toll Brothers, Inc. 4.95% 2014	28,108	24,911
Toll Brothers, Inc. 5.15% 2015	15,790	14,350
Univision Communications, Inc., Second Lien Term Loan, 7.345% 2009[1,4]	2,240	2,195
Univision Communications, Inc., First Lien Term Loan B, 7.21% 2014[1,4]	9,470	8,650
Univision Communications Inc. 9.75% 2015[3,5]	25,640	23,493
Chancellor Media Corp. of Los Angeles 8.00% 2008	12,500	12,922
Clear Channel Communications, Inc. 5.75% 2013	8,000	6,631
Clear Channel Communications, Inc. 5.50% 2014	2,200	1,679
Clear Channel Communications, Inc. 6.875% 2018	13,000	10,446
J.C. Penney Co., Inc. 8.00% 2010	7,365	7,672
J.C. Penney Co., Inc. 9.00% 2012	995	1,120
J.C. Penney Corp., Inc. 5.75% 2018	18,650	17,551
J.C. Penney Corp., Inc. 6.375% 2036	4,165	3,733
Michaels Stores, Inc., Term Loan B, 7.625% 2013[1,4]	6,370	5,879
Michaels Stores, Inc. 10.00% 2014	15,225	14,540
Michaels Stores, Inc. 0%/13.00% 2016[6]	8,625	4,776
Michaels Stores, Inc. 11.375% 2016	3,475	3,206
Allison Transmission Holdings, Inc., Term Loan B, 8.00% 2014[1,4]	8,500	7,943
Allison Transmission Holdings, Inc. 11.25% 2015[3,5]	17,825	15,820
Seminole Tribe of Florida 5.798% 2013[3,4]	11,585	11,851
Seminole Tribe of Florida 7.804% 2020[2,3,4]	11,000	11,531
American Media Operations, Inc., Series B, 10.25% 2009	18,877	16,164
American Media Operations, Inc. 8.875% 2011	7,317	6,228
K. Hovnanian Enterprises, Inc. 8.875% 2012	7,060	4,059
K. Hovnanian Enterprises, Inc. 7.75% 2013	2,125	1,201
K. Hovnanian Enterprises, Inc. 6.375% 2014	2,440	1,720
K. Hovnanian Enterprises, Inc. 6.50% 2014	3,525	2,485
K. Hovnanian Enterprises, Inc. 6.25% 2015	2,775	1,915
K. Hovnanian Enterprises, Inc. 6.25% 2016	2,220	1,521
K. Hovnanian Enterprises, Inc. 7.50% 2016	6,635	4,678
K. Hovnanian Enterprises, Inc. 8.625% 2017	5,940	4,366
Ryland Group, Inc. 5.375% 2008	666	662
Ryland Group, Inc. 5.375% 2012	22,500	20,263
CanWest Media Inc., Series B, 8.00% 2012	17,036	16,163
CanWest MediaWorks Inc. 9.25% 2015[3]	3,325	3,271
Marriott International, Inc., Series J, 5.625% 2013	3,000	2,999
Marriott International, Inc., Series I, 6.375% 2017	15,750	16,188
Carnival Corp. 6.15% 2008	18,623	18,671
McGraw-Hill Companies, Inc. 5.90% 2017	17,000	16,931
Limited Brands, Inc. 6.90% 2017	17,060	16,512
Mohegan Tribal Gaming Authority 6.375% 2009	14,410	14,482
Mohegan Tribal Gaming Authority 7.125% 2014	1,500	1,459
MGM MIRAGE 6.00% 2009	1,975	1,975
MGM MIRAGE 8.50% 2010	6,850	7,141
MGM MIRAGE 6.75% 2012	1,050	1,028
MGM MIRAGE 6.75% 2013	3,350	3,266
MGM MIRAGE 5.875% 2014	500	460
MGM MIRAGE 6.625% 2015	2,025	1,909
Local T.V. Finance LLC 9.25% 2015[3,5]	16,065	15,422
Toys "R" Us, Inc. 7.625% 2011	10,035	8,505
Toys "R" Us-Delaware, Inc., Term Loan B, 9.155% 2012[1,4]	5,970	5,783
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	14,415	14,235
Visteon Corp. 8.25% 2010	15,440	13,742
Tenneco Automotive Inc., Series B, 10.25% 2013	2,958	3,165
Tenneco Automotive Inc. 8.625% 2014	7,410	7,317
Tenneco Automotive Inc. 8.125% 2015[3]	3,250	3,234
Cox Communications, Inc. 7.875% 2009	1,000	1,047
Cox Communications, Inc. 5.45% 2014	12,750	12,513
TL Acquisitions, Inc., Term Loan B, 7.60% 2014[1,4]	3,666	3,476
Thomson Learning 0%/13.25% 2015[3,6]	1,840	1,465
Thomson Learning 10.50% 2015[3]	8,900	8,600
AMC Entertainment Inc., Series B, 8.625% 2012	3,000	3,075
AMC Entertainment Inc. 8.00% 2014	8,125	7,678
AMC Entertainment Inc., Series B, 11.00% 2016	2,500	2,644
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	12,025	12,476
Grupo Posadas, SA de CV 8.75% 2011[3]	10,585	10,876
Grupo Posadas, SA de CV 8.75% 2011	1,050	1,079
Boyd Gaming Corp. 7.75% 2012	1,800	1,831
Boyd Gaming Corp. 6.75% 2014	6,925	6,631
Boyd Gaming Corp. 7.125% 2016	3,500	3,325
Education Management LLC and Education Management Finance Corp. 8.75% 2014	2,850	2,875
Education Management LLC and Education Management Finance Corp. 10.25% 2016	8,530	8,829
Cinemark USA, Inc., Term Loan B, 6.64% 2013[1,4]	3,369	3,199
Cinemark, Inc. 0%/9.75% 2014[6]	8,750	8,192
Claire’s Stores, Inc., Term Loan, 7.595% 2014[1,4]	9,388	7,968
Claire’s Stores, Inc. 9.25% 2015[3]	3,700	2,572
Claire’s Stores, Inc. 10.50% 2017[3]	1,250	675
Standard Pacific Corp. 5.125% 2009	1,000	795
Standard Pacific Corp. 6.50% 2010	2,175	1,490
Standard Pacific Corp. 6.875% 2011	605	408
Standard Pacific Corp. 7.75% 2013	6,890	4,616
Standard Pacific Corp. 6.25% 2014	840	559
Standard Pacific Corp. 7.00% 2015	4,690	3,119
Quebecor Media Inc. 7.75% 2016	6,720	6,485
Quebecor Media Inc. 7.75% 2016[3]	4,400	4,246
NTL Cable PLC 8.75% 2014	9,200	9,177
NTL Cable PLC 8.75% 2014	€1,000	1,431
Radio One, Inc., Series B, 8.875% 2011	$5,500	5,163
Radio One, Inc. 6.375% 2013	6,220	5,170
Burlington Coat Factory Warehouse Corp. 11.125% 2014	12,200	9,851
Young Broadcasting Inc. 10.00% 2011	12,317	9,684
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	12,950	9,470
Bon-Ton Department Stores, Inc. 10.25% 2014	12,350	9,386
Lowe’s Companies, Inc. 8.25% 2010	8,450	9,237
ERAC USA Finance Co. 7.00% 2037[3]	10,000	9,109
Delphi Automotive Systems Corp. 6.50% 2009[7]	6,000	3,630
Delphi Corp. 6.50% 2013[7]	7,020	4,107
Delphi Automotive Systems Corp. 6.55% 2006[7]	500	300
Delphi Automotive Systems Corp. 7.125% 2029[7]	1,350	830
Edcon Pty Ltd. 8.198% 2014[1]	€6,500	7,971
Edcon Pty Ltd. 10.448% 2015[1]	750	859
Beazer Homes USA, Inc. 8.625% 2011	$4,625	3,584
Beazer Homes USA, Inc. 8.125% 2016	5,940	4,455
Idearc Inc. 8.00% 2016	8,650	7,980
Hanesbrands Inc., Series B, 8.204% 2014[1]	7,905	7,865
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	3,000	3,056
R.H. Donnelley Corp., Series A-1, 6.875% 2013	1,000	900
Dex Media, Inc., Series B, 8.00% 2013	525	496
R.H. Donnelley Corp., Series A-3, 8.875% 2016	850	799
R.H. Donnelley Corp. 8.875% 2017[3]	2,695	2,506
iesy Repository GmbH 10.375% 2015[3]	7,375	7,559
Kabel Deutschland GmbH 10.625% 2014	7,150	7,543
LBI Media, Inc. 8.50% 2017[3]	7,680	7,440
Neiman Marcus Group, Inc. 9.00% 2015[5]	7,120	7,378
Pinnacle Entertainment, Inc. 7.50% 2015[3]	7,250	6,616
CSC Holdings, Inc., Series B, 8.125% 2009	3,000	3,056
Cablevision Systems Corp., Series B, 8.00% 2012	3,635	3,544
Regal Cinemas Corp., Series B, 9.375% 2012[2]	6,125	6,294
MDC Holdings, Inc. 5.50% 2013	6,555	6,278
Goodyear Tire & Rubber Co. 8.663% 2009[1]	3,175	3,215
Goodyear Tire & Rubber Co. 8.625% 2011	2,737	2,867
Liberty Media Corp. 7.875% 2009	2,500	2,551
Liberty Media Corp. 8.25% 2030	3,550	3,424
KB Home 5.875% 2015	3,230	2,802
KB Home 6.25% 2015	3,510	3,071
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	5,825	5,796
William Lyon Homes, Inc. 7.625% 2012	5,750	3,450
William Lyon Homes, Inc. 10.75% 2013	2,000	1,210
William Lyon Homes, Inc. 7.50% 2014	1,500	907
DaimlerChrysler Financial Services Americas LLC, First Lien Term Loan, 9.00% 2012[1,4]	1,730	1,669
DaimlerChrysler Financial Services Americas LLC, Second Lien Term Loan, 11.50% 2013[1,4]	3,825	3,398
Dollarama Group LP and Dollarama Corp. 8.875% 2012	4,600	4,715
Meritage Homes Corp. 6.25% 2015	5,775	4,042
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	4,300	3,999
Warner Music Group 7.375% 2014	5,050	3,914
Sealy Mattress Co. 8.25% 2014	3,700	3,552
Seneca Gaming Corp. 7.25% 2012	2,500	2,531
Seneca Gaming Corp., Series B, 7.25% 2012	1,000	1,012
Vidéotron Ltée 6.875% 2014	2,525	2,484
Vidéotron Ltée 6.375% 2015	1,000	944
WDAC Intermediate Corp. 8.375% 2014[3]	2,600	2,600
WDAC Intermediate Corp. 8.50% 2014	€500	687
Gaylord Entertainment Co. 8.00% 2013	$2,300	2,300
Gaylord Entertainment Co. 6.75% 2014	950	900
Dollar General Corp. 10.625% 2015[3]	2,150	1,983
Dollar General Corp. 11.875% 2017[3,5]	1,550	1,178
Kingfisher PLC 5.625% 2014	£1,740	3,128
TRW Automotive Inc. 7.00% 2014[3]	$3,300	3,053
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	2,970	2,647
Royal Caribbean Cruises Ltd. 8.75% 2011	2,325	2,436
Walt Disney Co. 5.625% 2016	2,000	2,058
Dillard’s, Inc. 7.13% 2018	2,000	1,620
Kohl’s Corp. 6.30% 2011	600	627
Kohl’s Corp. 7.375% 2011	875	940
Riddell Bell Holdings Inc. 8.375% 2012	1,430	1,294
Warnaco, Inc. 8.875% 2013	925	943
Carmike Cinemas, Inc., Term Loan B, 8.65% 2012[1,4]	511	500
Cooper-Standard Automotive Inc. 7.00% 2012	425	370
		1,987,997

INDUSTRIALS — 3.68%
Calair LLC and Calair Capital Corp. 8.125% 2008	825	829
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[4]	14,050	14,171
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[4]	10,000	10,125
Continental Airlines, Inc. 8.75% 2011	5,300	5,022
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[4]	12,500	12,639
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 5.474% 2015[1,2,4]	1,100	1,001
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[4]	30,821	30,029
Continental Airlines, Inc., Series 1996-2, Class D, 11.50% 2016[4]	1,468	1,314
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[4]	172	165
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[4]	2,567	2,481
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[4]	2,116	2,031
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[4]	22,079	22,190
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	40,910	41,523
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[4]	3,535	3,520
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	22,860	23,011
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[4]	13,890	13,196
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[4]	9,761	9,297
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[4]	305	315
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[4]	9,403	9,120
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	15,285	15,323
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[4]	10,130	9,623
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	14,292	14,935
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[4]	14,466	15,406
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[4]	1,504	1,496
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[4]	400	404
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[4]	3,077	3,018
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[4]	53,658	54,933
Delta Air Lines, Inc., Second Lien Term Loan B, 8.082% 2014[1,4]	4,975	4,757
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[4,7]	5,111	5,456
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[4]	44,192	45,595
American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 2010[4]	4,639	4,673
AMR Corp., Series B, 10.45% 2011	150	150
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[4]	3,750	3,638
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[4]	16,984	17,186
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[4]	18,165	18,347
AMR Corp. 9.00% 2012	5,800	5,756
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[4]	38,010	39,946
American Airlines, Inc., Series 1991-C2, 9.73% 2014[4]	6,410	6,250
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[4]	9,433	8,642
General Electric Capital Corp. 6.25% 2017	£400	818
General Electric Capital Corp., Series A, 5.145% 2018[1]	$9,000	8,709
General Electric Capital Corp., Series A, 5.258% 2026[1,2]	77,000	73,697
General Electric Capital Corp. 5.625% 2031	£85	167
General Electric Capital Corp., Series A, 5.349% 2036[1]	$12,000	11,493
BAE Systems Holding Inc. 4.75% 2010[3,4]	10,350	10,430
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[3,4]	40,564	42,606
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[3,4]	38,141	39,285
Hutchison Whampoa International Ltd. 7.00% 2011[3]	24,300	25,646
Hutchison Whampoa International Ltd. 6.50% 2013[3]	59,200	62,301
Northwest Airlines, Inc., Term Loan B, 8.33% 2013[1,4]	3,572	3,438
Northwest Airlines, Inc., Term Loan A, 6.58% 2018[1,4]	71,769	69,616
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[4]	7,145	7,110
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[4,7]	7,335	8,655
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[4]	515	517
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[4]	1,205	1,210
United Air Lines, Inc., Term Loan B, 7.125% 2014[1,4]	2,754	2,583
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[4]	3,690	3,694
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[2,3,4]	1,005	930
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[2,4]	29,175	27,395
John Deere Capital Corp., Series D, 4.375% 2008	15,000	14,980
John Deere Capital Corp. 5.40% 2011	17,750	18,189
John Deere Capital Corp. 5.10% 2013	1,100	1,100
John Deere Capital Corp., Series D, 5.50% 2017	3,650	3,685
CSX Corp. 5.75% 2013	16,800	17,027
CSX Corp. 6.25% 2018	15,000	15,105
Nielsen Finance LLC, Term Loan B, 7.146% 2013[1,4]	2,340	2,234
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	12,350	12,690
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[6]	21,600	15,282
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 8.58% 2014[1,4]	6,642	6,605
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 8.60% 2014[1,4]	5,029	5,000
DAE Aviation Holdings, Inc. 11.25% 2015[3]	17,285	18,322
Union Pacific Corp. 5.75% 2017	20,750	20,710
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022[2,4]	7,327	7,766
Canadian National Railway Co. 5.85% 2017	11,000	11,140
Canadian National Railway Co. 6.375% 2037	8,000	8,214
NTK Holdings Inc. 0%/10.75% 2014[4,6]	15,118	8,920
THL Buildco, Inc. 8.50% 2014	11,450	9,217
Caterpillar Inc. 4.50% 2009	1,190	1,191
Caterpillar Financial Services Corp. 4.30% 2010	2,400	2,393
Caterpillar Financial Services Corp., Series F, 5.125% 2011	500	505
Caterpillar Financial Services Corp., Series F, 4.85% 2012	5,210	5,225
Caterpillar Financial Services Corp., Series F, 5.50% 2016	4,050	4,081
Caterpillar Financial Services Corp., Series F, 5.85% 2017	2,000	2,061
Caterpillar Inc. 6.05% 2036	2,000	2,059
US Investigations Services, Inc., Term Loan B, 7.91% 2015[1,4]	3,741	3,540
US Investigations Services 10.50% 2015[3]	7,005	6,445
US Investigations Services 11.75% 2016[3]	5,445	4,764
Hawker Beechcraft 8.50% 2015[3]	1,325	1,328
Hawker Beechcraft 8.875% 2015[3,5]	11,125	11,042
Hawker Beechcraft 9.75% 2017[3]	570	569
Tyco International Group SA 6.125% 2008	5,000	5,044
Tyco International Group SA 6.125% 2009	500	506
Tyco International Group SA 7.00% 2028	620	658
Tyco International Group SA 6.875% 2029	6,190	6,286
Northrop Grumman Systems Corp. 7.125% 2011	8,000	8,532
Northrop Grumman Systems Corp. 7.75% 2031	3,000	3,688
Allied Waste North America, Inc., Series B, 6.50% 2010	500	502
Allied Waste North America, Inc., Series B, 5.75% 2011	2,500	2,462
Allied Waste North America, Inc., Series B, 6.125% 2014	3,500	3,382
Allied Waste North America, Inc., Series B, 7.375% 2014	4,750	4,762
Allied Waste North America, Inc. 6.875% 2017	1,000	980
ARAMARK Corp., Term Loan B, 6.83% 2014[1,4]	4,792	4,569
ARAMARK Corp., Term Loan B, Letter of Credit, 6.83% 2014[1,4]	342	327
ARAMARK Corp. 8.411% 2015[1]	500	490
ARAMARK Corp. 8.50% 2015	6,350	6,461
Ashtead Group PLC 8.625% 2015[3]	4,675	4,114
Ashtead Capital, Inc. 9.00% 2016[3]	8,575	7,632
Embraer Overseas Ltd 6.375% 2017	10,825	10,298
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[4]	768	779
BNSF Funding Trust I 6.613% 2055[1]	10,000	9,361
DRS Technologies, Inc. 6.875% 2013	6,510	6,510
DRS Technologies, Inc. 6.625% 2016	475	471
DRS Technologies, Inc. 7.625% 2018	2,725	2,773
USG Corp. 6.30% 2016	9,000	8,144
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	7,595	7,946
Atrium Companies, Inc., Term Loan B, 8.46% 2012[1,4]	5,246	4,883
ACIH, Inc. 11.50% 2012[3]	3,340	1,921
Accuride Corp. 8.50% 2015	8,230	6,707
Lockheed Martin Corp. 6.15% 2036	6,000	6,227
Waste Management, Inc. 6.50% 2008	5,220	5,288
Waste Management, Inc. 5.00% 2014	765	755
Sequa Corp., Term Loan B, 8.08% 2014[1,4]	6,100	5,993
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[3,4]	5,646	5,903
United Rentals (North America), Inc., Series B, 6.50% 2012	6,250	5,703
AIR 2 US, Series A, 8.027% 2020[3,4]	5,572	5,600
Goodman Global Holdings, Inc., Series B, 7.875% 2012	5,339	5,526
TransDigm Inc. 7.75% 2014	4,850	4,947
TFM, SA de CV 9.375% 2012	4,450	4,684
Atlas Copco AB 5.60% 2017[3]	4,525	4,535
Kansas City Southern Railway Co. 7.50% 2009	4,000	4,025
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,400	2,388
RBS Global, Inc. and Rexnord LLC 8.875% 2016	850	812
Alion Science and Technology Corp. 10.25% 2015	3,690	3,164
Navios Maritime Holdings Inc. 9.50% 2014	3,025	3,108
RSC Holdings III, LLC, Second Lien Term Loan B, 8.75% 2013[1,4]	2,838	2,646
FTI Consulting, Inc. 7.625% 2013	2,300	2,369
H&E Equipment Services, Inc. 8.375% 2016	1,750	1,627
Esco Corp. 8.625% 2013[3]	1,100	1,106
Esco Corp. 8.866% 2013[1,3]	325	320
Esterline Technologies Corp. 6.625% 2017	1,050	1,045
Hertz Corp. 10.50% 2016	1,000	1,040
CEVA Group PLC 10.00% 2014[3]	500	516
		1,318,717

TELECOMMUNICATION SERVICES — 3.46%
AT&T Corp. 7.30% 2011[1]	4,734	5,134
AT&T Wireless Services, Inc. 7.875% 2011	15,355	16,641
BellSouth Corp. 4.75% 2012	23,000	22,779
SBC Communications Inc. 5.875% 2012	20,337	21,083
AT&T Wireless Services, Inc. 8.125% 2012	66,480	73,988
AT&T Inc. 4.95% 2013	17,000	17,109
SBC Communications Inc. 5.10% 2014	10,245	10,153
SBC Communications Inc. 5.625% 2016	45,200	45,792
SBC Communications Inc. 6.45% 2034	11,175	11,555
AT&T Inc. 6.50% 2037	18,480	19,389
AT&T Inc. 6.30% 2038	53,775	54,820
US Unwired Inc., Series B, 10.00% 2012	4,400	4,665
Nextel Communications, Inc., Series E, 6.875% 2013	80,327	79,197
Nextel Communications, Inc., Series F, 5.95% 2014	40,263	37,894
Nextel Communications, Inc., Series D, 7.375% 2015	41,695	41,085
Sprint Capital Corp. 6.90% 2019	2,500	2,488
Sprint Capital Corp. 6.875% 2028	18,035	17,150
Sprint Capital Corp. 8.75% 2032	71,425	80,727
Sogerim SA 7.25% 2011[1]	€8,830	13,533
Telecom Italia Capital SA, Series B, 5.25% 2013	$11,900	11,776
Telecom Italia Capital SA 5.25% 2015	69,000	67,329
Telecom Italia SpA 7.75% 2033	€2,477	3,921
Telecom Italia Capital SA 7.20% 2036	$3,900	4,314
France Télécom 6.75% 2008[1]	€3,500	5,125
France Télécom 7.75% 2011[1]	$75,050	80,722
France Télécom, Series 55, 8.125% 2033	€1,200	2,192
Verizon Global Funding Corp. 7.375% 2012	$11,835	13,080
Verizon Communications Inc. 5.50% 2017	48,185	48,496
Verizon Global Funding Corp. 7.75% 2030	9,501	11,176
British Telecommunications PLC 5.15% 2013	32,000	31,966
British Telecommunications PLC 5.95% 2018	34,000	34,334
Vodafone Group PLC 7.75% 2010	20,000	21,108
Vodafone Group PLC 5.625% 2017	1,600	1,596
Vodafone Group PLC 6.15% 2037	20,300	20,116
Intelsat, Ltd. 6.50% 2013	3,500	2,564
Intelsat (Bermuda), Ltd. 8.25% 2013	5,550	5,605
Intelsat (Bermuda), Ltd. 0%/9.25% 2015[6]	1,775	1,460
Intelsat (Bermuda), Ltd. 8.625% 2015	4,000	4,040
Intelsat Corp. 9.00% 2016	3,550	3,594
Intelsat (Bermuda), Ltd. 9.25% 2016	6,500	6,565
Intelsat (Bermuda), Ltd. 11.25% 2016	2,400	2,490
American Tower Corp. 7.125% 2012	17,525	18,095
American Tower Corp. 7.00% 2017[3]	7,875	7,954
Windstream Corp. 8.125% 2013	16,875	17,550
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	2,850	3,012
Windstream Corp. 8.625% 2016	3,300	3,481
PCCW-HKT Capital Ltd. 8.00% 2011[1,3]	15,000	16,499
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[3]	6,800	6,534
Singapore Telecommunications Ltd. 6.375% 2011[3]	12,050	12,778
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,685
Singapore Telecommunications Ltd. 7.375% 2031[3]	3,800	4,460
Embarq Corp. 6.738% 2013	20,000	20,711
Triton PCS, Inc. 8.50% 2013	17,825	18,538
Hawaiian Telcom Communications, Inc. 9.75% 2013	7,715	7,696
Hawaiian Telcom Communications, Inc. 10.318% 2013[1]	3,605	3,650
Hawaiian Telcom Communications, Inc., Term Loan C, 7.08% 2014[1,4]	3,034	2,875
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	3,050	3,164
Centennial Communications Corp. 10.981% 2013[1]	7,500	7,706
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico
Operations Corp. 8.125% 2014[1]	9,300	9,207
Rural Cellular Corp. 10.661% 2012[1]	3,260	3,341
Rural Cellular Corp. 8.124% 2013[1]	12,050	12,291
U S WEST Capital Funding, Inc. 6.375% 2008	500	500
Qwest Capital Funding, Inc. 7.90% 2010	950	964
Qwest Communications International Inc. 7.25% 2011	6,000	6,030
Qwest Capital Funding, Inc. 7.25% 2011	4,150	4,109
Qwest Capital Funding, Inc. 7.625% 2021	500	453
U S WEST Capital Funding, Inc. 6.875% 2028	3,250	2,763
MetroPCS Wireless, Inc. 9.25% 2014	11,250	10,631
Deutsche Telekom International Finance BV 8.125% 2012[1]	€4,420	7,097
Deutsche Telekom International Finance BV 4.75% 2016	2,000	2,740
Cricket Communications, Inc. 9.375% 2014	$7,210	6,795
Cricket Communications, Inc. 9.375% 2014[3]	2,500	2,356
Rogers Wireless Inc. 7.25% 2012	1,275	1,383
Rogers Wireless Inc. 7.50% 2015	6,300	6,899
Cincinnati Bell Inc. 7.25% 2013	6,800	6,851
Koninklijke KPN NV 8.00% 2010	2,950	3,166
Koninklijke KPN NV 8.375% 2030	2,900	3,487
SK Telecom Co., Ltd. 4.25% 2011[3]	6,000	5,864
Level 3 Financing, Inc. 9.25% 2014	5,475	4,982
Digicel Group Ltd. 8.875% 2015[3]	5,400	4,955
NTELOS Inc., Term Loan B, 7.10% 2011[1,4]	4,863	4,807
Orascom Telecom 7.875% 2014[3]	3,275	3,111
Millicom International Cellular SA 10.00% 2013	2,430	2,600
América Móvil, SAB de CV 8.46% 2036	MXN27,000	2,335
ALLTELL Corp., Term Loan B3, 7.778% 2015[1,4]	$1,197	1,155
Nordic Telephone Co. Holding ApS 8.875% 2016[3]	1,000	1,030
		1,239,041

ENERGY— 3.46%
Gaz Capital SA 5.875% 2015	€5,125	7,041
Gaz Capital SA 6.51% 2022[3]	$99,010	94,376
Gaz Capital SA 7.288% 2037[3]	31,270	31,717
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,4]	21,092	21,066
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[4]	1,164	1,162
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[3,4]	15,570	17,444
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[4]	1,000	1,120
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,4]	45,970	44,718
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,4]	15,000	14,200
Williams Companies, Inc. 6.375% 2010[3]	1,500	1,524
Williams Companies, Inc. 7.231% 2010[1,3]	7,500	7,631
Williams Companies, Inc. 7.125% 2011	500	531
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	5,725	6,011
Transcontinental Gas Pipe Line Corp. 6.40% 2016	10,000	10,312
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	3,475	3,597
Williams Companies, Inc. 7.875% 2021	24,532	27,322
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,750	1,868
Williams Companies, Inc. 8.75% 2032	27,196	33,383
Enterprise Products Operating LP, Series B, 4.625% 2009	4,000	3,995
Enterprise Products Operating LP 4.95% 2010	8,000	8,010
Enterprise Products Operating LP 7.50% 2011	2,500	2,658
Enterprise Products Operating LP, Series B 6.375% 2013	17,000	17,716
Enterprise Products Partners LP 5.60% 2014	1,855	1,854
Enterprise Products Operating LLC 6.30% 2017	30,000	30,750
Enterprise Products Operating LP 8.375% 2066[1]	14,340	14,704
Enterprise Products Operating LP 7.034% 2068[1]	12,035	10,928
TransCanada PipeLines Ltd. 6.20% 2037	3,000	2,989
TransCanada PipeLines Ltd. 6.35% 2067[1]	92,865	87,190
Kinder Morgan Energy Partners LP 6.75% 2011	2,500	2,624
Kinder Morgan Energy Partners LP 5.85% 2012	4,000	4,122
Kinder Morgan Energy Partners LP 5.00% 2013	14,029	13,628
Kinder Morgan Energy Partners LP 5.125% 2014	30,302	29,567
Kinder Morgan Energy Partners LP 6.00% 2017	29,250	29,299
Enbridge Energy Partners, LP 8.05% 2067[1]	67,100	66,380
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3,4]	60,025	56,880
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[4]	6,625	6,278
Pemex Finance Ltd. 8.875% 2010[4]	19,200	20,166
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[4]	11,700	15,041
Pemex Project Funding Master Trust 5.75% 2018[3]	15,900	15,940
Pemex Project Funding Master Trust 6.625% 2035[3]	3,500	3,707
Enbridge Inc. 5.80% 2014	9,200	9,363
Enbridge Inc. 5.60% 2017	40,230	39,072
Marathon Oil Corp. 6.00% 2017	31,000	31,626
Marathon Oil Corp. 6.60% 2037	12,000	12,554
Qatar Petroleum 5.579% 2011[3,4]	29,867	30,845
Nakilat Inc., Series A, 6.067% 2033[3,4]	14,000	12,814
XTO Energy Inc. 5.90% 2012	11,000	11,407
XTO Energy Inc. 5.65% 2016	3,750	3,783
XTO Energy Inc. 6.25% 2017	16,500	17,342
EOG Resources, Inc. 5.875% 2017	28,360	29,129
Canadian Natural Resources Ltd. 5.70% 2017	29,100	28,975
Husky Energy Inc. 6.20% 2017	24,000	24,490
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[3,4]	19,167	18,876
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[3,4]	3,611	3,557
Polar Tankers, Inc. 5.951% 2037[3,4]	20,560	19,987
Kinder Morgan Inc., Term Loan B, 6.35% 2014[1,4]	11,505	11,456
K N Energy, Inc. 7.25% 2028	7,875	7,430
Devon Financing Corp., ULC 6.875% 2011	4,500	4,823
Devon Financing Corp. ULC 7.875% 2031	10,195	12,367
Southern Natural Gas Co. 5.90% 2017[3]	11,840	11,705
El Paso Natural Gas Co. 5.95% 2017	3,000	2,976
Sunoco, Inc. 4.875% 2014	14,830	14,368
Transocean Inc. 5.25% 2013	4,000	4,013
Transocean Inc. 6.00% 2018	6,225	6,220
Transocean Inc. 6.80% 2038	3,350	3,429
Rockies Express Pipeline LLC 5.776% 2009[1,3]	13,000	13,010
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[3,4]	12,526	12,631
Gulfstream Natural Gas 5.56% 2015[3]	3,500	3,446
Gulfstream Natural Gas 6.19% 2025[3]	7,235	7,046
Teekay Shipping Corp. 8.875% 2011	9,150	9,642
Drummond Co., Inc. 7.375% 2016[3]	9,800	9,139
Apache Corp. 5.625% 2017	7,200	7,348
Newfield Exploration Co. 7.625% 2011	1,500	1,564
Newfield Exploration Co. 6.625% 2014	2,000	1,990
Newfield Exploration Co. 6.625% 2016	3,475	3,423
Forest Oil Corp. 7.25% 2019[3]	5,000	5,050
Petroplus Finance Ltd. 6.75% 2014[3]	2,750	2,575
Petroplus Finance Ltd. 7.00% 2017[3]	2,500	2,300
Energy Transfer Partners, LP 5.95% 2015	3,465	3,404
TEPPCO Partners LP 7.00% 2067[1]	3,320	3,043
Premcor Refining Group Inc. 9.50% 2013	2,750	2,887
PETRONAS Capital Ltd. 7.00% 2012[3]	2,250	2,449
Sabine Pass LNG, LP 7.25% 2013	2,000	1,920
Encore Acquisition Co. 6.00% 2015	1,400	1,267
Peabody Energy Corp., Series B, 6.875% 2013	1,200	1,212
Overseas Shipholding Group, Inc. 8.25% 2013	445	454
Petrozuata Finance, Inc., Series B, 8.22% 2017[3,4]	250	259
		1,238,115

UTILITIES — 2.20%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[3]	3,060	3,109
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[3]	56,985	55,891
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[3]	12,000	12,021
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	14,500	14,010
PECO Energy Co., First and Refunding Mortgage Bonds, 3.50% 2008	5,000	4,973
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	9,103
Exelon Corp. 6.75% 2011	2,200	2,301
Exelon Generation Co., LLC 6.95% 2011	19,475	20,335
PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012	3,900	3,863
Commonwealth Edison Co., First Mortgage Bonds, Series 106, 6.15% 2017	5,000	5,162
Exelon Generation Co., LLC 6.20% 2017	23,000	22,899
Commonwealth Edison Co., First Mortgage Bonds, Series 103, 5.90% 2036	4,000	3,761
Edison Mission Energy 7.50% 2013	625	644
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	3,915
Edison Mission Energy 7.75% 2016	7,125	7,374
Midwest Generation, LLC, Series B, 8.56% 2016[4]	15,540	16,589
Edison Mission Energy 7.00% 2017	7,175	7,085
Edison Mission Energy 7.20% 2019	11,525	11,381
Homer City Funding LLC 8.734% 2026[4]	13,774	15,083
Edison Mission Energy 7.625% 2027	1,900	1,796
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	3,500	3,314
NGG Finance PLC 6.125% 2011	€3,480	5,240
National Grid PLC 6.30% 2016	$37,605	38,454
National Grid Transco PLC 4.375% 2020	€6,430	8,079
National Grid Co. PLC 5.875% 2024	£170	344
MidAmerican Energy Holdings Co. 5.875% 2012	$15,000	15,563
MidAmerican Energy Co. 5.125% 2013	7,500	7,550
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	2,904
MidAmerican Energy Co. 4.65% 2014	5,000	4,829
MidAmerican Energy Co. 5.95% 2017	3,000	3,120
MidAmerican Energy Holdings Co. 6.125% 2036	17,750	17,767
PSEG Power LLC 3.75% 2009	6,825	6,748
PSEG Power LLC 7.75% 2011	16,410	17,669
PSEG Power LLC 5.00% 2014	11,690	11,217
PSEG Power LLC 8.625% 2031	7,350	9,069
Consolidated Edison Co. of New York, Inc., Series 2003-A, 3.625% 2008	6,000	5,952
Consolidated Edison Co. of New York, Inc., Series B, 3.85% 2013	5,000	4,704
Consolidated Edison Co. of New York, Inc., Series 2006-C, 5.50% 2016	25,000	25,154
Consolidated Edison Co. of New York, Inc., Series 2003-C, 5.10% 2033	2,000	1,758
Cilcorp Inc. 8.70% 2009	1,000	1,056
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,631
Union Electric Co. 5.25% 2012	1,490	1,513
Union Electric Co. 4.65% 2013	11,000	10,724
Union Electric Co. 5.40% 2016	5,750	5,673
Cilcorp Inc. 9.375% 2029	12,265	14,315
Scottish Power PLC 5.375% 2015	31,415	30,351
Ohio Power Co., Series J, 5.30% 2010	8,000	8,177
Ohio Power Co., Series H, 4.85% 2014	5,965	5,721
Appalachian Power Co., Series I, 4.95% 2015	1,000	951
Ohio Power Co., Series K, 6.00% 2016	15,000	15,188
AES Corp. 9.50% 2009	927	964
AES Corp. 9.375% 2010	4,803	5,067
AES Corp. 8.75% 2013[3]	624	654
AES Gener SA 7.50% 2014	5,000	5,284
AES Corp. 7.75% 2015[3]	12,500	12,656
AES Corp. 8.00% 2017[3]	2,000	2,055
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,000	5,003
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	10,000	10,013
San Diego Gas & Electric Co., Series DDD, 6.00% 2026	5,000	5,051
Veolia Environnement 6.125% 2033	€13,640	19,201
Niagara Mohawk Power Corp., Series G, 7.75% 2008	$17,460	17,811
Israel Electric Corp. Ltd. 7.95% 2011[3]	10,000	10,856
Israel Electric Corp. Ltd. 8.10% 2096[3]	6,250	6,852
SP PowerAssets Ltd. 3.80% 2008[3]	10,000	9,936
SP PowerAssets Ltd. 5.00% 2013[3]	8,000	7,755
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	5,837
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	10,327
Virginia Electric and Power Co., Series A, 6.00% 2037	1,250	1,227
Empresa Nacional de Electricidad SA, Series B, 8.50% 2009	4,455	4,659
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,671
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,466
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[4]	11,812	11,608
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	5,000	5,016
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	5,977
Intergen Power 9.00% 2017[3]	10,300	10,892
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	4,500	4,518
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	4,997
Anglian Water Services Financing PLC 4.625% 2013	€6,120	8,638
Anglian Water Services Financing PLC, Class A, 5.25% 2015	£395	766
Florida Power & Light Co. 4.85% 2013	$5,000	5,016
FPL Energy National Wind, LLC 5.608% 2024[3,4]	4,342	4,355
Kern River Funding Corp. 4.893% 2018[3,4]	8,672	8,510
NRG Energy, Inc. 7.25% 2014	4,200	4,106
NRG Energy, Inc. 7.375% 2016	3,700	3,617
Energy East Corp. 6.75% 2012	7,155	7,598
Texas Competitive Electric Holding Co. LLC 10.25% 2015[3]	4,400	4,378
Texas Competitive Electric Holding Co. LLC 10.25% 2015[3]	2,250	2,239
Constellation Energy Group, Inc. 6.125% 2009	3,500	3,571
Baltimore Gas and Electric Co. 5.20% 2033	3,000	2,589
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	2,000	1,969
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	4,006
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	700	728
Sierra Pacific Resources 8.625% 2014	900	966
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,547
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,000	996
Korea East-West Power Co., Ltd. 4.875% 2011[3]	5,000	5,027
Enersis SA 7.375% 2014	3,000	3,216
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,4]	3,068	3,108
Connecticut Light and Power Co., First and Refunding Mortgage Bonds, Series 2007-A, 5.375% 2017	2,500	2,430
Alabama Power Co., Series R, 4.70% 2010	2,250	2,274
Wisconsin Gas Co. 5.20% 2015	2,025	2,021
Mirant Americas Generation, Inc. 8.30% 2011	1,700	1,713
RWE Aktiengesellschaft and RWE Finance BV 6.375% 2013	£290	594
Kelda Group PLC 6.625% 2031	165	370
		786,731

HEALTH CARE — 2.13%
Schering-Plough Corp. 5.375% 2014	€6,120	$8,782
Schering-Plough Corp. 6.00% 2017	$104,440	108,402
Hospira, Inc. 4.95% 2009	7,391	7,417
Hospira, Inc. 5.31% 2010[1]	26,500	26,320
Hospira, Inc. 5.90% 2014	4,510	4,618
Hospira, Inc. 6.05% 2017	35,495	35,728
Coventry Health Care, Inc. 6.30% 2014	57,750	59,184
Coventry Health Care, Inc. 5.95% 2017	14,930	14,664
UnitedHealth Group Inc. 3.30% 2008	4,000	3,996
UnitedHealth Group Inc. 5.09% 2010[1,3]	2,250	2,192
UnitedHealth Group Inc. 5.25% 2011	3,165	3,203
UnitedHealth Group Inc. 5.375% 2016	22,250	21,844
UnitedHealth Group Inc. 6.00% 2017[3]	32,750	33,137
AstraZeneca PLC 5.40% 2012	30,000	31,047
AstraZeneca PLC 5.90% 2017	20,000	21,040
Cardinal Health, Inc. 6.25% 2008	3,000	3,020
Cardinal Health, Inc. 5.499% 2009[1,3]	3,500	3,507
Cardinal Health, Inc. 6.75% 2011	12,625	13,269
Cardinal Health, Inc. 6.30% 2016[3]	10,000	10,267
Cardinal Health, Inc. 5.85% 2017	12,000	12,040
Allegiance Corp. 7.00% 2026[2]	9,260	9,789
Humana Inc. 6.45% 2016	25,375	25,610
Humana Inc. 6.30% 2018	17,000	16,672
Tenet Healthcare Corp. 7.375% 2013	4,465	3,929
Tenet Healthcare Corp. 9.875% 2014	19,560	18,729
Tenet Healthcare Corp. 9.25% 2015	6,675	6,208
WellPoint, Inc. 5.00% 2011	6,500	6,514
WellPoint, Inc. 5.25% 2016	6,455	6,260
WellPoint, Inc. 5.875% 2017	8,300	8,371
WellPoint, Inc. 6.375% 2037	7,500	7,392
HealthSouth Corp. 10.829% 2014[1]	12,600	12,883
HealthSouth Corp. 10.75% 2016	13,105	13,760
Amgen Inc. 4.00% 2009	24,000	23,834
Wyeth 4.375% 2008[1]	7,195	7,190
Wyeth 5.50% 2016	15,000	15,269
HCA Inc., Term Loan B, 7.09% 2013[1,4]	19,579	18,870
HCA Inc. 9.125% 2014	295	307
HCA Inc. 9.25% 2016	530	558
HCA Inc. 9.625% 2016[5]	2,280	2,417
Aetna Inc. 5.75% 2011	17,500	18,001
VWR International, Inc. 10.25% 2015[1,3,5]	15,675	15,009
Boston Scientific Corp. 6.40% 2016	15,330	14,487
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	10,350	10,246
Elan Finance PLC and Elan Finance Corp. 9.249% 2013[1]	2,720	2,638
PTS Acquisition Corp. 9.50% 2015[3,5]	12,255	11,428
Bristol-Myers Squibb Co. 4.00% 2008	10,000	9,920
Bausch & Lomb Inc. 9.875% 2015[3]	9,125	9,285
Warner Chilcott Corp. 8.75% 2015	8,775	9,082
Surgical Care Affiliates, Inc. 8.875% 2015[3,5]	3,325	3,042
Surgical Care Affiliates, Inc. 10.00% 2017[3]	5,625	5,147
Universal Health Services, Inc. 7.125% 2016	7,440	7,932
Universal Hospital Services, Inc. 8.288% 2015[1]	3,880	3,899
Universal Hospital Services, Inc. 8.50% 2015[5]	1,610	1,634
Team Finance LLC and Health Finance Corp. 11.25% 2013	3,525	3,754
Viant Holdings Inc. 10.125% 2017[3]	3,004	2,764
Mylan Inc., Term Loan B, 8.313% 2014[1,4]	2,200	2,181
Accellent Inc. 10.50% 2013	1,730	1,462
CHS/Community Health Systems, Inc. 8.875% 2015	1,375	1,408
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	1,230	1,304
		762,862

MATERIALS — 1.35%
Stora Enso Oyj 5.125% 2014	€4,250	5,796
Stora Enso Oyj 6.404% 2016[3]	$36,100	35,629
Stora Enso Oyj 7.25% 2036[3]	36,290	36,341
C5 Capital (SPV) Ltd. 6.196% (undated)[1,3]	15,000	14,850
C8 Capital (SPV) Ltd. 6.64% (undated)[1,3]	45,475	43,240
C10 Capital (SPV) Ltd. 6.722% (undated)[1,3]	18,695	17,263
UPM-Kymmene Corp. 5.625% 2014[3]	41,790	39,536
UPM-Kymmene Corp. 6.625% 2017	£235	448
Bayer AG 5.00% (undated)[1]	€23,085	29,949
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	$7,025	7,130
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	10,080	10,710
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,380	2,559
Alcoa Inc. 5.55% 2017	20,000	19,437
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	10,775	10,667
Stone Container Corp. 8.375% 2012	1,675	1,671
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,250	1,203
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	5,965	5,794
Rohm and Haas Co. 5.60% 2013	1,450	1,508
Rohm and Haas Co. 6.00% 2017	16,950	17,253
Norske Skogindustrier ASA 7.625% 2011[3]	425	408
Norske Skogindustrier ASA 7.125% 2033[3]	13,335	11,228
BHP Finance (USA) Ltd. 8.50% 2012	10,000	11,362
Nalco Co. 7.75% 2011	4,760	4,843
Nalco Co. 8.875% 2013	4,150	4,347
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[6]	2,254	2,085
Georgia Gulf Corp. 9.50% 2014	11,845	9,506
Georgia Gulf Corp. 10.75% 2016	2,105	1,421
E.I. du Pont de Nemours and Co. 4.125% 2010	2,000	1,994
E.I. du Pont de Nemours and Co. 5.00% 2013	6,355	6,402
E.I. du Pont de Nemours and Co. 5.25% 2016	2,000	1,971
Georgia-Pacific Corp. 8.125% 2011	4,750	4,845
Georgia-Pacific Corp. 9.50% 2011	1,070	1,129
Georgia-Pacific Corp., First Lien Term Loan B, 6.896% 2012[1,4]	3,508	3,347
Building Materials Corp. of America 7.75% 2014	11,650	8,971
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	8,750	8,509
Abitibi-Consolidated Co. of Canada 6.00% 2013	975	669
Abitibi-Consolidated Co. of Canada 8.375% 2015	9,600	7,176
Plastipak Holdings, Inc. 8.50% 2015[3]	7,690	7,728
Commercial Metals Co. 6.50% 2017	7,000	7,352
International Paper Co. 5.85% 2012	5,798	5,901
Owens-Illinois, Inc. 7.35% 2008	2,250	2,261
Owens-Brockway Glass Container Inc. 8.875% 2009	1,319	1,326
Owens-Illinois, Inc. 7.50% 2010	2,250	2,289
Domtar Corp. 5.375% 2013	725	658
Domtar Corp. 7.125% 2015	5,100	5,024
Metals USA Holdings Corp. 11.231% 2012[1,3,5]	3,600	2,970
Metals USA, Inc. 11.125% 2015	2,250	2,340
NewPage Corp. 10.00% 2012[3]	3,500	3,535
NewPage Corp., Series A, 12.00% 2013	1,540	1,598
Praxair, Inc. 2.75% 2008	5,000	4,959
AEP Industries Inc. 7.875% 2013	4,550	4,357
Associated Materials Inc. 9.75% 2012	3,450	3,536
AMH Holdings, Inc. 0%/11.25% 2014[6]	750	484
Arbermarle Corp. 5.10% 2015	3,656	3,533
Ryerson Inc. 12.574% 2014[1,3]	3,185	3,074
Ryerson Inc. 12.00% 2015[3]	285	283
Algoma Steel Inc. 9.875% 2015[3]	3,950	3,259
Rockwood Specialties Group, Inc. 7.50% 2014	2,320	2,308
Rockwood Specialties Group, Inc. 7.625% 2014	€500	719
Weyerhaeuser Co. 5.95% 2008	$3,000	3,025
FMG Finance Pty Ltd. 10.625% 2016[3]	2,500	2,875
Graphic Packaging International, Inc. 8.50% 2011	2,575	2,562
Nucor Corp. 5.75% 2017	1,500	1,514
Nucor Corp. 6.40% 2037	750	767
ICI Wilmington, Inc. 4.375% 2008	200	200
ICI Wilmington, Inc. 5.625% 2013	2,000	2,059
Momentive Performance Materials Inc. 9.75% 2014[3]	2,000	1,850
Berry Plastics Holding Corp. 10.25% 2016	1,750	1,540
Ainsworth Lumber Co. Ltd. 6.75% 2014	1,500	911
Ainsworth Lumber Co. Ltd. 6.75% 2014	1,000	608
Vale Overseas Ltd. 6.25% 2017	1,500	1,512
Packaging Corp. of America 4.375% 2008	1,500	1,486
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,600	1,483
Neenah Paper, Inc. 7.375% 2014	1,380	1,297
Airgas, Inc. 6.25% 2014	550	528
Ispat Inland ULC 9.75% 2014	206	223
		485,131

CONSUMER STAPLES — 1.14%
Tesco PLC 5.50% 2017[3]	33,080	33,055
Tesco PLC 5.50% 2033	£265	515
Tesco PLC 6.15% 2037[3]	$52,000	50,972
CVS Corp. 7.77% 2012[3,4]	752	804
CVS Corp. 5.298% 2027[3,4]	14,424	13,458
CVS Corp. 6.036% 2028[3,4]	25,971	25,009
CVS Caremark Corp. 6.943% 2030[3,4]	30,530	30,707
Kroger Co. 6.40% 2017	58,325	61,112
Kroger Co. 7.50% 2031	2,000	2,237
Tyson Foods, Inc. 6.85% 2016[1]	38,380	39,576
Safeway Inc. 6.35% 2017	29,710	31,021
Safeway Inc. 7.25% 2031	2,000	2,174
Delhaize Group 6.50% 2017	15,850	16,243
Delhaize America, Inc. 9.00% 2031	3,625	4,209
SUPERVALU INC., Term Loan B, 6.396% 2012[1,4]	5,415	5,313
SUPERVALU INC. 7.50% 2012	365	379
Albertson’s, Inc. 7.25% 2013	3,525	3,622
SUPERVALU INC. 7.50% 2014	830	855
Albertson’s, Inc. 8.00% 2031	4,475	4,562
Stater Bros. Holdings Inc. 8.125% 2012	9,160	9,091
Stater Bros. Holdings Inc. 7.75% 2015	5,650	5,481
Dole Food Co., Inc. 8.625% 2009	500	485
Dole Food Co., Inc. 7.25% 2010	2,175	1,990
Dole Food Co., Inc. 8.875% 2011	7,915	7,361
Constellation Brands, Inc. 8.375% 2014	2,075	2,091
Constellation Brands, Inc. 7.25% 2017[3]	7,695	7,156
Vitamin Shoppe Industries Inc. 12.369% 2012[1,2]	7,490	7,790
Yankee Candle Co., Inc., Series B, 8.50% 2015	4,050	3,751
Yankee Candle Co., Inc., Series B, 9.75% 2017	3,875	3,565
Duane Reade Inc. 9.75% 2011	7,695	6,983
JBS SA 10.50% 2016	6,250	6,078
Smithfield Foods, Inc., Series B, 8.00% 2009	1,000	1,015
Smithfield Foods, Inc., Series B, 7.75% 2013	150	149
Smithfield Foods, Inc. 7.75% 2017	3,100	3,015
Costco Wholesale Corp. 5.30% 2012	3,000	3,082
Elizabeth Arden, Inc. 7.75% 2014	3,105	3,058
Spectrum Brands, Inc., Term Loan B, Letter of Credit, 5.086% 2013[1,4]	25	24
Spectrum Brands, Inc., Term Loan B, 8.896% 2013[1,4]	394	383
Spectrum Brands, Inc. 7.375% 2015	3,325	2,477
Rite Aid Corp. 6.125% 2008[3]	2,750	2,688
Diageo Capital PLC 4.375% 2010	2,395	2,390
Cervecería Nacional Dominicana, C. por A. 8.00% 2014[3]	1,132	1,152
Cervecería Nacional Dominicana, C. por A. 8.00% 2014	700	712
		407,790

INFORMATION TECHNOLOGY — 0.76%
NXP BV and NXP Funding LLC 7.993% 2013[1]	8,320	7,686
NXP BV and NXP Funding LLC 7.875% 2014	11,525	11,006
NXP BV and NXP Funding LLC 9.50% 2015	31,070	28,546
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	31,625	32,015
Electronic Data Systems Corp. 7.45% 2029	13,190	13,570
National Semiconductor Corp. 6.15% 2012	3,700	3,775
National Semiconductor Corp. 6.60% 2017	24,500	25,449
Freescale Semiconductor, Inc., Term Loan B, 6.975% 2013[1,4]	11,460	10,637
Freescale Semiconductor, Inc. 8.875% 2014	3,500	3,141
Freescale Semiconductor, Inc. 9.125% 2014[5]	6,750	5,771
Freescale Semiconductor, Inc. 10.125% 2016	1,125	934
Sanmina-SCI Corp. 7.741% 2010[1,3]	866	868
Sanmina-SCI Corp. 7.741% 2014[1,3]	3,750	3,633
Sanmina-SCI Corp. 8.125% 2016	14,150	12,611
Cisco Systems, Inc. 5.25% 2011	16,075	16,493
Hughes Communications, Inc. 9.50% 2014	15,425	15,695
Celestica Inc. 7.875% 2011	11,730	11,349
Celestica Inc. 7.625% 2013	4,170	3,909
First Data Corp., Term Loan B2, 7.634% 2014[1,4]	15,960	15,191
SunGard Data Systems Inc. 9.125% 2013	12,975	13,267
Serena Software, Inc. 10.375% 2016	11,262	11,149
Sensata Technologies BV 8.00% 2014[1]	8,575	8,103
Ceridian Corp. 11.25% 2015[3]	7,800	7,254
Jabil Circuit, Inc. 5.875% 2010	4,750	4,810
Nortel Networks Ltd. 9.493% 2011[1,3]	2,500	2,450
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	3,070	2,318
Iron Mountain Inc. 7.75% 2015	2,010	2,055
Exodus Communications, Inc. 11.625% 2010[2,7]	1,132	0
		273,685

Total corporate bonds & notes		15,335,262

MORTGAGE-BACKED OBLIGATIONS[4]— 23.23%
Fannie Mae 7.00% 2009	14	14
Fannie Mae 7.50% 2009	66	67
Fannie Mae 7.50% 2009	38	38
Fannie Mae 7.50% 2009	14	14
Fannie Mae 7.50% 2009	7	8
Fannie Mae 7.50% 2009	3	3
Fannie Mae 7.50% 2009	1	1
Fannie Mae 8.50% 2009	19	20
Fannie Mae 9.50% 2009	11	11
Fannie Mae 7.00% 2010	18	18
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	57,100	61,327
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,000	50,232
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	46,258
Fannie Mae 4.89% 2012	25,000	25,053
Fannie Mae 7.00% 2016	193	203
Fannie Mae 11.50% 2016	367	416
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	9,780	9,990
Fannie Mae 5.50% 2018	517	526
Fannie Mae 9.00% 2018	30	33
Fannie Mae 10.00% 2018	278	316
Fannie Mae 4.50% 2019	22,974	22,658
Fannie Mae 4.50% 2019	22,554	22,243
Fannie Mae 5.50% 2019	5,372	5,468
Fannie Mae 5.50% 2019	2,152	2,184
Fannie Mae 12.00% 2019	372	427
Fannie Mae 4.50% 2020	5,923	5,827
Fannie Mae 5.50% 2020	19,530	19,853
Fannie Mae 5.50% 2020	2,177	2,209
Fannie Mae 11.00% 2020	153	173
Fannie Mae 11.252% 2020[1]	355	412
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	30,737	30,259
Fannie Mae 9.00% 2022	70	75
Fannie Mae 7.50% 2023	117	125
Fannie Mae 6.00% 2024	15,284	15,568
Fannie Mae, Series 2001-4, Class GA, 10.244% 2025[1]	634	709
Fannie Mae, Series 2001-4, Class NA, 11.897% 2025[1]	3,029	3,390
Fannie Mae 6.00% 2026	34,486	35,127
Fannie Mae 7.123% 2026[1]	519	529
Fannie Mae 5.50% 2027	29,715	29,832
Fannie Mae 6.00% 2027	19,995	20,367
Fannie Mae 8.50% 2027	12	13
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	2,239	2,063
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	4,537	4,813
Fannie Mae 6.50% 2029	231	239
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	763	816
Fannie Mae 7.50% 2029	70	76
Fannie Mae 7.50% 2029	53	57
Fannie Mae 7.50% 2030	174	188
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	6,327	6,563
Fannie Mae 7.50% 2031	431	467
Fannie Mae 7.50% 2031	48	52
Fannie Mae, Series 2001-20, Class E, 9.619% 2031[1]	107	119
Fannie Mae, Series 2001-20, Class C, 12.016% 2031[1]	119	134
Fannie Mae 6.50% 2032	604	620
Fannie Mae 5.50% 2033	36,394	36,398
Fannie Mae 6.50% 2034	893	919
Fannie Mae 4.50% 2035	1,453	1,378
Fannie Mae 4.556% 2035[1]	15,488	15,478
Fannie Mae 5.50% 2035	46,329	46,305
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	6,859	6,950
Fannie Mae 6.50% 2035	12,406	12,813
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	10,299	7,758
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	9,153	6,860
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	2,138	1,624
Fannie Mae 4.50% 2036	60,184	57,088
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	9,627	9,680
Fannie Mae 6.00% 2036	46,417	47,147
Fannie Mae 6.00% 2036	36,312	36,884
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	24,242	24,757
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	21,752	22,213
Fannie Mae 6.00% 2036	13,801	14,018
Fannie Mae 6.50% 2036	10,772	11,135
Fannie Mae 6.50% 2036	6,065	6,190
Fannie Mae 7.00% 2036	4,485	4,626
Fannie Mae 7.00% 2036	2,378	2,479
Fannie Mae 7.00% 2036	1,942	2,024
Fannie Mae 7.00% 2036	1,183	1,221
Fannie Mae 7.50% 2036	2,109	2,192
Fannie Mae 7.50% 2036	1,054	1,095
Fannie Mae 8.00% 2036	4,809	4,964
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	33,542	33,979
Fannie Mae 5.50% 2037	31,478	31,059
Fannie Mae 5.50% 2037	19,196	18,940
Fannie Mae 5.50% 2037[2]	10,594	10,415
Fannie Mae 5.50% 2037[2]	4,291	4,218
Fannie Mae 5.50% 2037	239	236
Fannie Mae 5.531% 2037[1]	54,062	54,838
Fannie Mae 5.684% 2037[1]	13,493	13,668
Fannie Mae 5.77% 2037[1]	21,874	22,265
Fannie Mae 6.00% 2037	85,778	87,129
Fannie Mae 6.00% 2037	15,351	15,477
Fannie Mae 6.00% 2037	9,553	9,632
Fannie Mae 6.00% 2037[2]	5,371	5,398
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	4,803	4,944
Fannie Mae 6.00% 2037	4,696	4,770
Fannie Mae 6.005% 2037[1]	39,994	40,853
Fannie Mae 6.04% 2037[1]	42,945	43,486
Fannie Mae 6.192% 2037[1]	25,571	26,056
Fannie Mae 6.50% 2037	31,785	32,728
Fannie Mae 6.50% 2037[2]	32,087	32,664
Fannie Mae 6.50% 2037	31,103	31,705
Fannie Mae 6.50% 2037	24,167	24,665
Fannie Mae 6.50% 2037	18,665	19,190
Fannie Mae 6.50% 2037	18,199	18,573
Fannie Mae 6.50% 2037	15,866	16,311
Fannie Mae 6.50% 2037	15,625	16,064
Fannie Mae 6.50% 2037	14,637	15,048
Fannie Mae 6.50% 2037	12,481	12,832
Fannie Mae 6.50% 2037	12,375	12,629
Fannie Mae 6.50% 2037[2]	11,507	11,714
Fannie Mae 6.50% 2037	9,364	9,627
Fannie Mae 6.50% 2037	1,630	1,676
Fannie Mae 6.50% 2037	1,460	1,501
Fannie Mae 6.546% 2037[1]	14,735	15,053
Fannie Mae 6.761% 2037[1]	19,545	19,972
Fannie Mae 6.808% 2037[1]	1,858	1,901
Fannie Mae 7.00% 2037	93,112	96,902
Fannie Mae 7.00% 2037	45,957	47,339
Fannie Mae 7.00% 2037	28,969	30,148
Fannie Mae 7.00% 2037	25,202	26,228
Fannie Mae 7.00% 2037	18,048	18,591
Fannie Mae 7.00% 2037	17,655	18,186
Fannie Mae 7.00% 2037	15,898	16,377
Fannie Mae 7.00% 2037	14,371	14,804
Fannie Mae 7.00% 2037[2]	13,982	14,402
Fannie Mae 7.00% 2037	12,253	12,752
Fannie Mae 7.00% 2037	10,969	11,299
Fannie Mae 7.00% 2037	7,854	8,090
Fannie Mae 7.00% 2037	7,498	7,723
Fannie Mae 7.00% 2037	7,376	7,598
Fannie Mae 7.00% 2037[2]	7,056	7,268
Fannie Mae 7.00% 2037	5,508	5,673
Fannie Mae 7.00% 2037	4,446	4,580
Fannie Mae 7.00% 2037	2,747	2,830
Fannie Mae 7.00% 2037	2,260	2,328
Fannie Mae 7.00% 2037	2,206	2,302
Fannie Mae 7.00% 2037	1,822	1,901
Fannie Mae 7.00% 2037	1,793	1,866
Fannie Mae 7.00% 2037	1,709	1,761
Fannie Mae 7.00% 2037	1,119	1,164
Fannie Mae 7.00% 2037	1,095	1,128
Fannie Mae 7.50% 2037	9,787	10,300
Fannie Mae 7.50% 2037[2]	5,651	5,871
Fannie Mae 7.50% 2037	4,867	5,058
Fannie Mae 7.50% 2037	4,544	4,717
Fannie Mae 7.50% 2037	4,185	4,350
Fannie Mae 7.50% 2037	2,752	2,857
Fannie Mae 7.50% 2037	2,666	2,771
Fannie Mae 7.50% 2037	2,639	2,743
Fannie Mae 7.50% 2037	2,337	2,429
Fannie Mae 7.50% 2037	2,336	2,428
Fannie Mae 7.50% 2037	2,082	2,161
Fannie Mae 7.50% 2037	1,773	1,843
Fannie Mae 7.50% 2037	1,738	1,806
Fannie Mae 7.50% 2037	1,493	1,550
Fannie Mae 7.50% 2037	1,238	1,285
Fannie Mae 7.50% 2037	1,211	1,259
Fannie Mae 7.50% 2037	1,070	1,112
Fannie Mae 7.50% 2037	1,046	1,085
Fannie Mae 7.50% 2037	877	912
Fannie Mae 7.50% 2037	678	712
Fannie Mae 8.00% 2037	3,919	4,040
Fannie Mae 8.00% 2037	3,841	3,960
Fannie Mae 8.00% 2037[2]	3,784	3,946
Fannie Mae 8.00% 2037	2,594	2,716
Fannie Mae 8.00% 2037	1,221	1,259
Fannie Mae 5.751% 2038[1]	34,665	35,133
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	7,044	7,355
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	2,216	2,369
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	4,863	5,153
Fannie Mae 6.00% 2047	1,109	1,112
Fannie Mae 6.50% 2047	1,539	1,557
Fannie Mae 6.50% 2047	1,350	1,366
Fannie Mae 6.50% 2047	1,270	1,292
Fannie Mae 7.00% 2047[2]	7,649	7,867
Fannie Mae 7.00% 2047	570	586
Fannie Mae 7.50% 2047	1,750	1,814
Fannie Mae 7.50% 2047	1,283	1,330
Fannie Mae 7.50% 2047	1,098	1,138
Freddie Mac 8.50% 2008	—	—
Freddie Mac 8.50% 2008	—	—
Freddie Mac 8.50% 2008	—	—
Freddie Mac 8.75% 2008	4	4
Freddie Mac 8.75% 2008	1	1
Freddie Mac 8.75% 2008	—	—
Freddie Mac 8.75% 2008	—	—
Freddie Mac 8.00% 2009	1	1
Freddie Mac 8.50% 2009	33	34
Freddie Mac 8.50% 2010	34	35
Freddie Mac 6.00% 2017	520	535
Freddie Mac, Series 2310, Class A, 10.538% 2017[1]	555	607
Freddie Mac 11.00% 2018	74	84
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,367
Freddie Mac 5.50% 2019	11,216	11,390
Freddie Mac 8.50% 2020	174	189
Freddie Mac 8.50% 2020	55	60
Freddie Mac, Series 41, Class F, 10.00% 2020	109	109
Freddie Mac, Series 178, Class Z, 9.25% 2021	83	83
Freddie Mac, Series 2626, Class NG, 3.50% 2023	2,077	1,930
Freddie Mac, Series 2922, Class EL, 4.50% 2023	46,560	45,877
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,419	2,513
Freddie Mac 6.00% 2026	40,523	41,295
Freddie Mac 6.00% 2026	4,503	4,588
Freddie Mac 8.00% 2026	103	112
Freddie Mac 5.50% 2027	18,652	18,735
Freddie Mac 6.00% 2027	225,246	229,539
Freddie Mac 8.50% 2027	23	25
Freddie Mac, Series 2153, Class GG, 6.00% 2029	4,193	4,299
Freddie Mac, Series 2122, Class QM, 6.25% 2029	7,383	7,560
Freddie Mac 4.645% 2035[1]	17,763	17,740
Freddie Mac, Series 3061, Class PN, 5.50% 2035	53,201	53,978
Freddie Mac 6.50% 2035[2]	419	427
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[2]	9,071	6,957
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	6,309	5,053
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	6,309	4,991
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	5,809	4,650
Freddie Mac, Series 3257, Class PA, 5.50% 2036	54,948	55,648
Freddie Mac, Series 3233, Class PA, 6.00% 2036	45,526	46,902
Freddie Mac, Series 3156, Class NG, 6.00% 2036	14,995	15,460
Freddie Mac, Series 3286, Class JN, 5.50% 2037	70,512	70,997
Freddie Mac, Series 3318, Class JT, 5.50% 2037	38,917	39,174
Freddie Mac, Series 3312, Class PA, 5.50% 2037	29,837	30,042
Freddie Mac 5.655% 2037[1]	19,508	19,701
Freddie Mac 5.686% 2037[1]	9,446	9,521
Freddie Mac 5.99% 2037[1]	34,892	35,348
Freddie Mac 6.00% 2037	206,698	209,758
Freddie Mac 6.00% 2037	73,070	74,152
Freddie Mac 6.00% 2037	54,664	55,473
Freddie Mac 6.00% 2037	29,158	29,589
Freddie Mac, Series 3271, Class OA, 6.00% 2037	19,150	19,752
Freddie Mac 6.00% 2037	3,814	3,871
Freddie Mac 6.00% 2037	1,979	2,008
Freddie Mac 6.13% 2037[1]	27,652	28,104
Freddie Mac 6.233% 2037[1]	23,494	24,149
Freddie Mac 6.302% 2037[1]	3,984	4,024
Freddie Mac 6.36% 2037[1]	40,515	41,260
Freddie Mac 7.00% 2037	30,384	31,280
Freddie Mac 7.00% 2037	2,691	2,770
Freddie Mac 7.00% 2037	2,627	2,704
Freddie Mac 7.00% 2037	2,349	2,418
Freddie Mac 7.00% 2037[2]	1,470	1,515
Freddie Mac 7.00% 2037[2]	1,041	1,073
Freddie Mac 7.00% 2037[2]	1,018	1,050
Freddie Mac 7.50% 2037	35,145	36,427
Freddie Mac 5.638% 2038[1]	40,173	40,548
Freddie Mac 6.50% 2047	3,018	3,069
Freddie Mac 6.50% 2047	1,506	1,532
Freddie Mac 7.00% 2047[2]	1,216	1,251
Freddie Mac 7.00% 2047	1,085	1,115
CS First Boston Mortgage Securities Corp., Series 2003-23, Class II-A-8, 4.50% 2018	12,503	11,755
CS First Boston Mortgage Securities Corp., Series 2003-27, Class VI-A-1, 5.00% 2018	9,679	9,423
CS First Boston Mortgage Securities Corp., Series 2003-23, Class VII-A-1, 5.00% 2018[2]	4,659	4,591
CS First Boston Mortgage Securities Corp., Series 2004-7, Class IV-A-1, 4.50% 2019[2]	5,896	5,685
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	19,338	18,660
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	681	684
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	71	71
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	4,228	4,236
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,193	1,193
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	8,219	8,123
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	560	560
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	460	477
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	698	688
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	15,498	15,530
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	5,747	5,732
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	48,774	50,329
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 2035[1,3]	1,500	1,604
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2,3]	30,214	21,872
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 6-A-3, 5.50% 2036	28,821	28,372
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	28,506	28,366
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class G, 6.006% 2036[1,2,3]	500	501
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	26,650	27,816
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	1,801	1,791
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	16,000	15,737
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	12,900	12,590
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-2, 4.512% 2037	1,690	1,668
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	20,000	19,538
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A-MFX, 4.877% 2037	10,000	9,540
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[2,3]	8,240	7,765
CS First Boston Mortgage Securities Corp., Series 2007-2, Class 3-A-4, 5.50% 2037[2]	6,500	6,133
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037	39,983	40,418
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class F, 4.518% 2038[3]	2,000	1,728
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	20,710	20,350
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	12,200	12,165
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[1]	12,000	11,877
CS First Boston Mortgage Securities Corp., Series 2007-7, Class 1-A-2, 6.50% 2038[2]	13,277	12,171
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,600	19,999
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.711% 2039[1]	14,750	14,943
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[1]	42,000	41,658
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-M, 5.23% 2040[1]	5,000	4,844
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 8.083% 2041[1]	850	898
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 2-A-1, 5.00% 2019[2]	8,218	7,848
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020	11,933	11,755
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	14,512	13,879
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	70,760	70,549
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	42,529	42,498
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	27,095	26,726
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	18,278	17,818
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	11,263	11,216
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	2,531	2,436
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.863% 2035[1,2]	15,841	15,366
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	28,424	28,132
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035[2]	12,916	12,593
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035[2]	6,503	6,119
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	1,066	1,035
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	25,554	25,357
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	19,958	19,718
Countrywide Alternative Loan Trust, Series 2007-24, Class A-10, 7.00% 2037	14,251	13,978
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.967% 2047[1]	45,807	44,249
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 5.979% 2034[1,3]	2,500	2,537
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	879	872
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	11,232	11,223
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[1]	61,300	61,478
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 2037[3]	400	386
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	13,912	13,775
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	21,050	20,565
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-2, 4.575% 2042	20,058	19,811
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	10,508	10,444
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	25,000	24,725
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[1]	1,655	1,593
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	10,109
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[1]	21,259	21,329
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[1]	29,000	30,064
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	91,455	90,745
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class 1-A-1, 4.50% 2018	9,109	8,709
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-3, 4.75% 2018[2]	1,177	1,163
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	18,686	18,196
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[1]	18,835	18,750
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[1]	5,333	5,293
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.322% 2033[1]	9,525	9,366
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.554% 2034[1]	27,706	27,531
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.072% 2036[1]	2,892	2,898
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.825% 2037[1,2]	76,446	76,446
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.877% 2037[1]	61,148	59,758
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.88% 2037[1]	38,633	38,428
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.125% 2045[1]	11,336	10,709
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018[2]	15,527	15,298
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	9,449	9,301
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034[2]	34,081	33,059
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034[2]	2,384	1,430
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035[2]	30,149	29,688
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	1,000	912
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035[2]	3,000	2,925
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	6,667	6,663
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	54,150	54,362
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	13,068	13,038
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	84,012	84,507
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-2, 7.00% 2037[2]	17,295	16,674
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	16,248	15,535
Wells Fargo Mortgage-backed Securities Trust, Series 2003-11, Class II-A-1, 4.75% 2018	10,347	9,984
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019	20,164	19,282
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class I-A-1, 4.50% 2019	3,550	3,395
Wells Fargo Mortgage-backed Securities Trust, Series 2004-2, Class A-1, 5.00% 2019	5,820	5,667
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020	81,708	78,864
Wells Fargo Mortgage-backed Securities Trust, Series 2005-13, Class A-1, 5.00% 2020	34,584	33,688
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	18,244	17,916
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.657% 2036[1]	55,854	54,953
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	63,404	63,733
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	51,376	51,702
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	71,668	72,622
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-2, 7.00% 2037[2]	15,574	14,781
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.22% 2031[1]	206,891	2,073
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.002% 2031[1,3]	136,095	2,204
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	16,480	17,418
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	11,371	11,248
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 2035[3]	3,000	3,187
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041	1,373	1,361
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	9,750
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	64,000	63,587
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	38,825	38,117
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	2,500	2,406
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.091% 2037[1]	28,985	28,795
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	79,261	78,476
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	27,886	27,996
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.00% 2035[1]	3,574	3,524
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[1]	7,327	7,194
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 1-A1, 5.165% 2037[1]	9,626	9,437
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.91% 2037[1]	38,414	37,612
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.963% 2037[1]	23,721	23,349
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.997% 2037[1]	9,794	9,738
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.999% 2037[1,2]	46,639	46,347
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2,3]	33,000	33,325
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2,3]	3,300	3,294
SBA CMBS Trust, Series 2005-1, Class E, 6.706% 2035[2,3]	7,460	7,291
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[3]	48,500	48,516
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[2,3]	7,680	7,595
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[3]	12,329	11,959
SBA CMBS Trust, Series 2006-1A, Class E, 6.174% 2036[2,3]	4,025	3,732
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2,3]	375	354
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2,3]	3,375	3,142
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2,3]	5,040	4,750
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2,3]	2,375	2,218
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	36,000	35,993
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[2,3]	43,000	42,060
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[2,3]	31,000	29,515
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,3]	10,350	9,894
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2,3]	1,400	1,323
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2,3]	33,100	32,106
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[2,3]	10,000	9,587
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[3]	10,000	9,416
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2,3]	34,000	31,456
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,3]	11,375	10,476
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2,3]	13,470	12,243
Lehman Mortgage Trust, Series 2005-1, Class 6-A1, 5.00% 2020[2]	33,827	33,288
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037[2]	32,516	32,506
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037	35,118	36,049
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035	4,200	4,145
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	2,624	2,602
Wachovia Bank Commercial Mortgage Trust, Series 2004-C14, Class A-2, 4.368% 2041	1,530	1,516
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	24,000	23,897
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	3,000	2,928
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[1]	35,000	34,557
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[1]	4,650	4,523
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.271% 2044[1,2]	8,038	8,339
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	16,938
CHL Mortgage Pass-Through Trust, Series 2004-J6, Class 3-A-1, 5.00% 2019	20,168	19,641
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.487% 2033[1]	2,808	2,759
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.671% 2033[1]	4,330	4,311
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.634% 2034[1]	8,084	7,941
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.096% 2034[1,2]	3,401	3,308
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.617% 2035[1]	26,782	25,891
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.954% 2047[1]	9,551	9,513
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.113% 2047[1,2]	19,321	19,368
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.979% 2033[1]	14,993	14,763
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.357% 2033[1]	3,453	3,437
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.12% 2033[1]	4,469	4,418
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.211% 2034[1,2]	11,714	11,464
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.964% 2034[1]	2,061	2,025
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[1,2]	51,800	49,277
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	49,559	51,739
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	9,975	9,766
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	2,000	1,969
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 4.871% 2042[1]	15,360	15,318
Banc of America Commercial Mortgage Inc., Series 2004-4, Class B, 4.985% 2042	1,000	967
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	1,260	1,243
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[1]	68,461	67,884
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	15,191	14,840
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	36,757	36,306
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.919% 2035[1]	10,911	10,753
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.113% 2039[1,2]	8,000	7,887
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040[2]	19,193	18,653
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.339% 2044[1]	33,700	33,675
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	39,221	39,473
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	6,455	6,449
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	7,181	7,254
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	5,974	6,222
Nykredit 4.00% 2035	DKr299,683	51,895
Banc of America Mortgage Securities Trust, Series 2004-7, Class 6-A-1, 4.50% 2019	$9,464	9,042
Banc of America Mortgage Securities Trust, Series 2004-5, Class 3-A-2, 4.75% 2019	16,760	16,172
Banc of America Mortgage Securities Trust, Series 2003-10, Class 3-A-1, 5.00% 2019	4,630	4,508
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[1]	12,830	12,640
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.541% 2033[1]	7,928	7,764
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[2,3]	22,500	22,395
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[3]	3,670	3,669
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[2,3]	10,000	9,739
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[2,3]	4,730	4,601
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2,3]	8,730	8,504
MASTR Alternative Loan Trust, Series 2004-5, Class 4-A-1, 5.50% 2019	19,381	18,804
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	4,854	4,711
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	603	586
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,193	1,158
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	14,619	13,939
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,579	3,412
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	4,617	4,604
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	464	466
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class F, 7.222% 2029	1,800	1,875
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	30,192	31,326
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class C, 6.50% 2035	9,000	9,056
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class F, 4.718% 2036[1,3]	1,000	894
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class G, 4.817% 2036[1,2,3]	1,000	895
Deutsche Genossenschaftsbank-Hypothekenbank AG 5.25% 2009	€29,447	43,567
Commercial Mortgage Trust, Series 2004-LB3A, Class A-4, 5.234% 2037	$10,956	11,056
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	19,243
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	9,955	9,814
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	38,321	39,754
Banc of America Funding Trust, Series 2004-3, Class 2-A-2, 5.00% 2019	14,006	13,638
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.94% 2035[1,2]	25,997	24,437
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	10,437	10,352
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	16,828	16,364
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035[2]	11,192	10,842
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	14,371	15,182
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	8,300	8,414
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	3,468	3,467
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A-M, 5.017% 2040[1]	10,000	9,601
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.101% 2030[1]	31,076	31,450
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.101% 2030[1]	3,750	3,794
Structured Asset Securities Corp., Series 2003-20, Class 2-A-4, 4.50% 2018[2]	5,052	4,874
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	12,497	12,058
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.516% 2027[1,3]	5,253	5,243
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.744% 2027[1,3]	1,915	1,911
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.826% 2028[1,3]	1,247	1,256
Structured Asset Securities Corp., Series 2003-17A, Class 3-A-1, 4.01% 2033[1]	1,306	1,291
Structured Asset Securities Corp., Series 2005-6, Class 5-A-4, 5.00% 2035	6,692	6,103
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	2,423	2,385
Washington Mutual Mortgage, WMALT Series 2005-4, Class 3-CB, 5.50% 2020	8,577	8,324
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 5.125% 2035[1,2]	5,820	5,531
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,267	1,239
Washington Mutual Mortgage, WMALT Series 2006-1, Class 4-CB, 6.50% 2036	9,557	9,402
Washington Mutual Mortgage, WMALT Series 2007-2, Class 1-A-1, 7.00% 2037	8,636	8,751
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.642% 2036[1]	33,252	32,670
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	12,549	12,355
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	16,814	16,626
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class A-2, 7.439% 2031	4,672	4,834
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	17,125	17,853
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	5,000	5,224
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033	509	509
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	17,250	17,946
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	576	575
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	7,920	8,264
Banc of America Alternative Loan Trust, Series 2005-4, Class 2-A-1, 5.00% 2020[2]	14,056	13,814
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	13,768	13,375
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.844% 2036[1]	27,181	26,653
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 4.985% 2046[1,2]	27,387	26,119
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.93% 2036[1]	26,901	25,961
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	124	127
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	18,090	19,027
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	1,594	1,617
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,612
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037	22,973	23,272
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.684% 2034[1]	20,650	19,953
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	2,597	2,522
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.913% 2036[1]	22,048	21,865
Northern Rock PLC 5.625% 2017[3]	20,000	20,316
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	10,037	10,053
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	9,024	9,105
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 5.749% 2045[1]	19,131	18,435
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	14,020	14,222
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	4,186	4,109
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	18,000	18,314
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019	12,765	12,421
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[1]	5,163	5,205
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[1]	15,000	14,988
Dexia Municipal Agency 3.50% 2009	€10,076	14,478
SunTrust Alternative Loan Trust, Series 2005-1F, Class 3-A-1, 6.50% 2035[2]	$15,403	14,120
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	14,172	14,110
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.309% 2036[1,2]	14,400	13,709
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[1]	8,500	8,360
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.659% 2039[1]	3,050	3,096
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	11,231	11,172
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	10,000	10,126
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[1]	10,000	9,816
First Horizon Mortgage Pass-Through Trust, Series 2003-5, Class II-A-2, 5.00% 2018[2]	9,916	9,770
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	9,325	9,440
Hypothekenbank in Essen AG 5.25% 2008	€6,000	8,762
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[1,2,3]	$8,500	8,404
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.204% 2042[1]	7,875	7,882
Government National Mortgage Assn. 6.50% 2008	23	24
Government National Mortgage Assn. 6.50% 2008	9	9
Government National Mortgage Assn. 7.50% 2008	6	6
Government National Mortgage Assn. 7.50% 2008	5	5
Government National Mortgage Assn. 7.50% 2008	5	5
Government National Mortgage Assn. 6.50% 2009	15	16
Government National Mortgage Assn. 7.50% 2009	17	17
Government National Mortgage Assn. 7.50% 2009	16	17
Government National Mortgage Assn. 7.50% 2009	12	12
Government National Mortgage Assn. 7.50% 2009	9	9
Government National Mortgage Assn. 7.50% 2009	8	8
Government National Mortgage Assn. 7.50% 2009	7	7
Government National Mortgage Assn. 7.50% 2009	6	6
Government National Mortgage Assn. 9.00% 2009	116	117
Government National Mortgage Assn. 9.50% 2009	201	205
Government National Mortgage Assn. 9.50% 2009	14	14
Government National Mortgage Assn. 9.00% 2016	83	92
Government National Mortgage Assn. 9.00% 2017	25	28
Government National Mortgage Assn. 9.50% 2019	210	239
Government National Mortgage Assn. 8.50% 2020	28	32
Government National Mortgage Assn. 8.50% 2020	26	29
Government National Mortgage Assn. 9.50% 2020	84	96
Government National Mortgage Assn. 10.00% 2020	594	689
Government National Mortgage Assn. 8.50% 2021	198	220
Government National Mortgage Assn. 8.50% 2021	120	133
Government National Mortgage Assn. 8.50% 2021	41	46
Government National Mortgage Assn. 8.50% 2021	36	40
Government National Mortgage Assn. 10.00% 2021	1,122	1,279
Government National Mortgage Assn. 9.00% 2022	25	28
Government National Mortgage Assn. 8.50% 2023	27	30
Government National Mortgage Assn. 8.50% 2024	19	21
Government National Mortgage Assn. 8.50% 2024	18	19
Government National Mortgage Assn. 8.50% 2027	29	33
Government National Mortgage Assn. 8.50% 2028	24	26
Government National Mortgage Assn. 8.50% 2029	28	31
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	5,555	4,175
Rheinische Hypothekenbank Eurobond 4.25% 2008	€5,000	7,291
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class II-A, 4.61% 2033[1]	$7,294	7,226
Citicorp Mortgage Securities, Inc., Series 2004-5, Class II-A-5, 5.00% 2034[2]	5,709	5,597
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[3]	5,000	5,448
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	5,064	5,065
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	695	696
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033	1,610	1,622
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.693% 2040[1,3]	1,684	1,574
American Home Mortgage Investment Trust, Series 2004-1, Class III-A, 3.28% 2044	1,247	1,224
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027[2,3]	473	417
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	316	315
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031	123	123
		8,320,196

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 9.02%
U.S. Treasury 4.75% 2008	1,400	1,416
U.S. Treasury 3.875% 2009[2,8]	4,299	4,429
U.S. Treasury 5.50% 2009	58,530	60,437
U.S. Treasury 2.375% 2011[2,8]	1,079	1,125
U.S. Treasury 4.50% 2011	78,140	81,534
U.S. Treasury 4.625% 2011	360,000	377,550
U.S. Treasury 3.00% 2012[2,8]	65,070	70,533
U.S. Treasury 3.875% 2012	17,750	18,091
U.S. Treasury 4.625% 2012	1,825	1,915
U.S. Treasury 4.875% 2012	14,500	15,378
U.S. Treasury 4.25% 2013	794,826	823,511
U.S. Treasury 2.00% 2014[2,8]	16,593	17,148
U.S. Treasury Principal Strip 0% 2014	124,250	97,382
U.S. Treasury Principal Strip 0% 2014	91,113	73,154
U.S. Treasury Principal Strip 0% 2014	48,135	38,178
U.S. Treasury 1.875% 2015[2,8]	11,305	11,535
U.S. Treasury 11.25% 2015	140,000	204,564
U.S. Treasury 4.50% 2016	287,141	298,785
U.S. Treasury 2.375% 2017[2,8]	6,397	6,758
U.S. Treasury 4.625% 2017	74,565	77,938
U.S. Treasury 8.875% 2017	43,500	59,843
U.S. Treasury 8.125% 2019	10,000	13,481
U.S. Treasury 7.125% 2023	40,000	51,606
U.S. Treasury 2.375% 2025[2,8]	3,990	4,195
U.S. Treasury 6.875% 2025	89,700	115,334
U.S. Treasury 6.00% 2026	78,000	92,308
U.S. Treasury 3.375% 2032[2,8]	4,120	5,283
U.S. Treasury 4.50% 2036	171,403	172,341
U.S. Treasury 4.75% 2037	20,255	21,201
U.S. Treasury Principal Strip 0% 2037	14,500	3,979
Federal Home Loan Bank 4.00% 2008	80,275	80,239
Federal Home Loan Bank 4.875% 2008	139,750	139,905
Federal Home Loan Bank 5.125% 2008	10,125	10,134
Freddie Mac 3.875% 2008	54,386	54,307
Freddie Mac 5.75% 2008	27,986	28,100
Freddie Mac 5.25% 2011	20,000	20,940
Freddie Mac 5.50% 2016	20,000	21,451
CoBank ACB 5.591% 2022[1,2,3]	31,500	28,429
Federal Agricultural Mortgage Corp. 4.875% 2011[3]	10,000	10,301
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[4]	8,470	8,457
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	4,982
Fannie Mae 3.895% 2009[1]	575	572
		3,228,749

ASSET-BACKED OBLIGATIONS[4] — 8.12%
AmeriCredit Automobile Receivables Trust, Series 2005-C-F, Class A-4, FSA insured, 4.63% 2012	16,950	16,804
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	12,000	12,045
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	23,680	23,695
AmeriCredit Automobile Receivables Trust, Series 2007-A-X, Class A-4, XLCA insured, 5.292% 2013[1]	125,000	122,451
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 5.332% 2014[1]	10,000	9,699
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014[2]	4,572	4,400
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[3]	756	755
Drive Auto Receivables Trust, Series 2006-2, Class A-2, MBIA insured, 5.30% 2011[3]	2,019	2,015
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	19,367	19,288
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[3]	60,520	60,350
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[3]	17,500	17,423
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[3]	67,000	67,094
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[3]	20,000	19,678
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[2,3]	2,954	2,925
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[2,3]	7,152	7,056
CPS Auto Receivables Trust, Series 2006-C, Class A-3, XLCA insured, 5.14% 2011[3]	16,300	16,324
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[3]	16,427	16,382
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[3]	7,600	7,639
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[3]	10,000	10,105
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[3]	23,000	23,219
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[3]	15,100	14,418
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[3]	26,200	26,333
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[3]	390	389
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[3]	20,000	19,969
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 2014[3]	18,950	18,538
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[3]	14,000	13,983
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[3]	18,750	18,739
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2,3]	55,200	51,888
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2,3]	30,000	28,125
Capital One Auto Finance Trust, Series 2005-C, Class A-4-B, FGIC insured, 5.068% 2012[1]	106,750	105,315
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034	13,885	13,618
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 2035[1,2]	12,500	9,375
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1]	68,208	67,930
Chase Issuance Trust, Series 2007-A9, Class A, 5.058% 2014[1]	77,310	76,455
Chase Issuance Trust, Series 2006-4, Class C, 5.318% 2014[1]	8,000	7,410
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 5.058% 2013[1,3]	12,000	11,868
Washington Mutual Master Note Trust, Series 2007-B1, Class B-1, 4.95% 2014[2,3]	4,000	3,929
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[2,3]	35,055	35,034
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 5.078% 2015[1,3]	32,000	31,240
CSAB Mortgage-backed Trust, Series 2006-4, Class A-3, 5.085% 2036[1]	26,000	22,495
CSAB Mortgage-backed Trust, Series 2006-3, Class A-3-B, 5.095% 2036[1]	27,626	23,892
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[1,2]	25,000	23,205
CSAB Mortgage-backed Trust, Series 2007-1, Class 1-A-3B, 5.908% 2037[1,2]	5,757	4,812
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.38% 2014	57,000	57,561
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	16,779	16,654
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-2, FGIC insured, 5.20% 2010	4,304	4,297
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-4, FGIC insured, 5.078% 2014[1]	71,000	69,207
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027[2]	15,750	12,458
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 2034	15,050	13,609
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 2034[1,2]	9,650	8,219
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[1,2]	36,000	29,956
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	26,000	26,000
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	20,000	19,922
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	7,630	7,649
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	10,000	10,061
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	35,160	35,254
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	24,250	24,424
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[1,2]	5,000	3,750
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[1,2]	17,500	15,972
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[1,2]	35,000	31,276
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-6, FGIC insured, 6.249% 2037[1,2]	7,500	6,724
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[1]	3,490	3,288
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class A-3, 5.825% 2036[1,3]	8,387	7,223
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-3, 6.282% 2036[1,2,3]	3,935	3,030
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-5, 6.831% 2036[1,2,3]	4,725	2,882
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-6, 7.00% 2036[1,2,3]	1,816	941
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class M-2, 5.235% 2037[1,2]	2,054	935
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF-2, 5.721% 2037[1]	11,305	10,412
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[1]	3,061	2,828
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A-2A, 5.891% 2037[1]	19,995	19,814
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class B-2, 6.865% 2037[1,2]	1,194	237
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class B-3, 7.365% 2037[1,2]	1,000	189
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[3]	6,315	6,275
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[2,3]	14,627	14,563
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[3]	30,000	30,427
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP2, Class A-2C, 5.085% 2037[1]	5,307	4,402
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Class A-2B, 5.105% 2037[1]	48,413	41,771
J.P. Morgan Alternative Loan Trust, Series 2006-S3, Class A-6, 6.12% 2036[1]	44,663	45,496
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[1,3]	25,460	25,520
Drivetime Auto Owner Trust, Series 2007-A, XLCA insured, 5.603% 2013[1,3]	20,000	19,875
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	27,800	28,135
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	15,500	15,086
Morgan Stanley Structured Trust I, Series 2007-1, Class A-3, 5.095% 2037[1]	47,595	40,874
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011	272	272
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	5,360	5,354
WFS Financial Owner Trust, Series 2005-1, Class A-4, 3.87% 2012	35,250	34,655
Long Beach Mortgage Loan Trust, Series 2006-2, Class II-A3, 5.055% 2036[1]	25,284	19,955
Long Beach Mortgage Loan Trust, Series 2006-3, Class II-A3, 5.045% 2046[1,2]	25,564	19,429
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[3]	44,505	37,353
Vanderbilt Mortgage and Finance, Inc., Series 2002-B, Class A-3, 4.70% 2018[2]	1,121	1,083
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	7,660	7,779
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	10,250	10,596
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	2,433	2,502
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 5.46% 2027[1]	760	760
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027[2]	2,765	2,718
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,291
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032[2]	1,193	1,172
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	2,942	3,044
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[3]	35,000	35,322
UPFC Auto Receivables Trust, Series 2006-B, Class A-2, AMBAC insured, 5.15% 2009	336	336
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	5,073	5,066
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	13,360	13,339
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	13,275	13,509
RAMP Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	8,384	8,290
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034[2]	25,725	22,296
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	16,000	15,957
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	12,000	11,944
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	21,750	21,597
Capital Auto Receivables Asset Trust, Series 2005-SN1, Class B-2, 5.778% 2009[1]	2,485	2,481
Capital Auto Receivables Asset Trust, Series 2006-SN1, Class C, 5.77% 2010[3]	3,700	3,714
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	8,337	8,387
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	17,994	18,860
MASTR Asset-backed Securities Trust, Series 2006-WMC2, Class A-3, 4.955% 2036[1]	16,000	15,520
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[1]	11,500	10,415
Hyundai Auto Receivables Trust, Series 2006-A, Class A-4, 5.26% 2012	25,000	25,133
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 5.395% 2034[1,2]	18,822	15,767
Morgan Stanley ABS Capital I Inc., Series 2004-HE9, Class M-5, 5.915% 2034[1,2]	10,880	9,357
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[1,2]	2,267	1,587
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[1,2]	21,107	13,509
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[1,2]	17,370	9,901
Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A-1, 5.015% 2036[1,2]	28,137	24,620
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013[2]	26,000	24,497
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM1, Class A-2B, 5.45% 2037[1,2]	26,225	24,025
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-NC4, Class A-2b, 4.955% 2036[1]	15,000	14,428
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-HE4, Class A-3, 5.015% 2036[1]	10,000	8,687
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2,3]	26,750	22,669
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036[1]	22,666	22,457
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CW1, Class A-4, 5.015% 2036[1]	10,000	8,030
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class AF-3, 5.532% 2036[1]	15,000	14,376
Advanta Business Card Master Trust, Series 2006-A5, Class A, 5.10% 2012	20,000	20,319
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.079% 2013[1]	2,000	1,992
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2, Class A-3B, 5.045% 2037[1,2]	25,000	19,375
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3, Class M-6, 5.545% 2037[1,2]	4,175	1,209
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3, Class M-7, 6.065% 2037[1,2]	3,887	1,030
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021[2]	9,861	9,448
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	8,290	8,618
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,255
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, 5.178% 2037[1,2]	22,952	19,948
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 5.165% 2037[1,2]	25,966	18,176
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 6.728% 2012[1]	5,540	5,526
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	3,435	3,490
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 5.448% 2015[1]	10,000	9,071
GSAA Home Equity Trust, Series 2006-6, Class AF-6, 6.004% 2036[1,2]	20,000	17,728
CWABS Asset-backed Certificates Trust, Series 2007-2, Class 2-A-3, 5.005% 2037[1]	20,000	17,143
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	16,720	16,809
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037[1]	16,481	16,495
Citicorp Residential Mortgage Trust, Series 2006-2, Class A-4, 5.775% 2036[1,2]	10,000	8,895
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 4.925% 2037[1]	7,286	6,901
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 5.99% 2032[1,2]	394	325
Option One Mortgage Loan Trust, Series 2006-3, Class II-A-2, 4.965% 2037[1]	16,275	15,234
SACO I Trust, Series 2006-10, Class A, 5.015% 2036[1,2]	15,161	9,097
SACO I Trust, Series 2006-5, Class II-A-3, 5.045% 2036[1,2]	7,500	2,250
SACO I Trust, Series 2006-4, Class A-3, 5.075% 2036[1]	6,333	3,800
Wachovia Auto Loan Owner Trust, Series 2006-1, Class A-4, 5.08% 2012[3]	10,000	10,030
Wachovia Auto Loan Owner Trust, Series 2006-1, Class B, 5.15% 2012[3]	5,000	4,930
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 2017[3]	13,768	14,692
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 5.015% 2036[1]	18,000	14,636
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.365% 2034[1]	16,014	14,400
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	14,119	14,084
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2,3]	14,500	13,739
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025[2,7]	3,861	1,120
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	2,514	2,580
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	6,193	6,577
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029[2]	2,695	1,617
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029[2,7]	2,806	—
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030[2,7]	7,388	74
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 6.778% 2033[1,2]	1,236	962
Franklin Auto Trust, Series 2006-1, Class A-4, 5.03% 2014	10,950	10,962
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	2,000	1,963
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	11,000	10,715
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	10,799	10,625
Providian Master Note Trust, Series 2005-A1, Class A, 5.088% 2012[1,3]	10,000	9,992
Capital One Master Trust, Series 2002-1A, Class B, 5.628% 2011[1]	1,000	992
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 5.428% 2013[1]	9,000	8,630
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[3]	9,357	9,194
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014[2]	2,790	2,741
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018[2]	1,430	1,059
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022[2]	4,697	4,826
CSMC Mortgage-backed Trust, Series 2007-3, Class 1-A-3B, 5.846% 2037[1]	8,477	7,230
Ford Credit Auto Owner Trust, Series 2006-B, Class B, 5.43% 2012	7,333	7,166
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	6,946	7,078
Discover Card Master Trust I, Series 1996-4, Class B, 5.578% 2013[1]	7,000	6,793
Bear Stearns Mortgage Funding Trust, Series 2007-SL1, Class I-A, 5.025% 2037[1,2]	16,141	6,779
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 5.348% 2034[1,2]	7,123	6,188
Home Equity Asset Trust, Series 2004-7, Class M-1, 5.485% 2035[1]	6,500	5,918
American Express Credit Account Master Trust, Series 2006-3, Class C, 5.308% 2014[1,3]	6,000	5,641
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	4,959	4,841
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022[2,3]	4,729	4,729
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	4,420	4,391
Structured Asset Securities Corp., Series 2006-S2, Class A-1, 4.935% 2036[1]	4,659	4,249
Consumer Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	4,140	4,231
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035[2]	2,500	2,229
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035[2]	2,000	1,708
MBNA Master Credit Card Trust II, Series 1999-B, Class B, 6.20% 2011	3,750	3,787
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[3]	3,745	3,715
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[1,2,3]	3,400	3,260
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[3]	£1,160	2,240
Irwin Home Equity, Series 2006-2, Class 2-A3, FGIC insured, 6.40% 2036[1,2,3]	$2,000	1,700
Chase Auto Owner Trust, Series 2006-B, Class B, 5.24% 2014	1,500	1,481
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	827	700
		2,908,870

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 6.96%
Japanese Government 0.90% 2008	¥15,296,450	137,373
Japanese Government 1.80% 2010	487,350	4,460
Japanese Government 1.30% 2011	7,643,050	69,449
Japanese Government 1.50% 2014	3,150,950	28,818
Japanese Government 1.70% 2016	3,754,600	34,486
Japanese Government 2.30% 2035	5,212,000	46,284
German Government 4.50% 2009	€59,040	86,646
German Government 3.75% 2013	17,080	24,443
German Government, Series 6, 4.00% 2016	106,530	152,388
German Government 6.25% 2030	11,120	19,770
Israeli Government 7.50% 2014[2]	ILS449,612	125,278
Israeli Government 6.50% 2016[2]	257,595	68,186
Israeli Government 5.50% 2017[2]	172,850	42,591
South Korean Government 5.00% 2011	KRW 44,064,520	46,091
South Korean Government 4.25% 2014	15,528,880	15,234
South Korean Government 5.25% 2015	120,944,970	125,443
South Korean Government 5.00% 2016	17,026,000	17,317
Hungarian Government 6.00% 2011	HUF 3,458,930	19,070
Hungarian Government 7.25% 2012	11,994,130	68,883
Hungarian Government 6.75% 2017	12,601,590	71,115
Canadian Government 3.75% 2008	C$57,970	58,338
Canadian Government 4.25% 2026[2,8]	66,671	91,385
Singapore (Republic of) 4.375% 2009	S$65,430	46,637
Singapore (Republic of) 3.125% 2011	46,070	33,164
Singapore (Republic of) 3.625% 2011	11,395	8,348
Singapore (Republic of) 3.75% 2016	81,115	61,036
United Kingdom 5.00% 2008	£2,225	4,414
United Kingdom 4.75% 2010	11,890	23,823
United Kingdom 4.75% 2015	21,303	42,941
United Kingdom 4.75% 2038	23,305	49,772
Swedish Government 5.00% 2009	SKr422,380	65,912
Swedish Government 5.25% 2011	311,885	49,810
Swedish Government 6.75% 2014	22,500	3,959
United Mexican States Government Global 10.375% 2009	$9,700	10,335
United Mexican States Government Global 6.375% 2013	5,150	5,490
United Mexican States Government, Series MI10, 9.50% 2014	MXN255,000	25,133
United Mexican States Government, Series M20, 10.00% 2024	508,800	54,317
United Mexican States Government Global 6.75% 2034	$8,570	9,487
Polish Government, Series 608, 5.75% 2008	PLN94,770	38,437
Polish Government 6.00% 2009	94,130	38,075
Polish Government 5.25% 2017	32,890	12,696
Spanish Government 2.90% 2008	€29,050	41,972
Spanish Government 4.20% 2013	27,800	40,581
Queensland Treasury Corp. 6.00% 2015	A$53,290	44,331
Queensland Treasury Corp. 6.00% 2017	33,210	27,483
Malaysian Government 3.869% 2010	MYR89,980	27,453
Malaysian Government 3.718% 2012	60,000	18,140
Malaysian Government 4.262% 2016	41,970	12,839
Netherlands Government Eurobond 5.00% 2012	€9,560	14,419
Netherlands Government Eurobond 4.25% 2013	26,810	39,236
French Government O.A.T. Eurobond 4.00% 2009	13,840	20,178
French Government O.A.T. Eurobond Strip Principal 0% 2019	14,000	12,173
French Government O.A.T. Eurobond 4.75% 2035	11,150	16,485
Russian Federation 7.50% 2030[4]	$39,199	44,687
Russian Federation 7.50% 2030[3,4]	144	164
Brazilian Treasury Bill 6.00% 2010[2,8]	BRL 8,900	4,886
Brazil (Federal Republic of) 10.00% 2014[2]	48,450	23,936
Brazil (Federal Republic of) Global 8.00% 2018[4]	$644	722
Brazil (Federal Republic of) Global 8.875% 2024	1,375	1,757
Brazil (Federal Republic of) Global 12.25% 2030	425	738
Brazil (Federal Republic of) Global 7.125% 2037	1,500	1,699
Brazil (Federal Republic of) Global 11.00% 2040	2,610	3,490
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	23,000	29,491
Belgium (Kingdom of), Series 49, 4.00% 2017	€17,010	23,980
Export-Import Bank of China 4.875% 2015[3]	$20,000	19,611
Turkey (Republic of) Treasury Bill 0% 2008[2]	TRY2,325	1,830
Turkey (Republic of) 12.375% 2009	$500	559
Turkey (Republic of) 15.00% 2010[2]	TRY5,250	4,363
Turkey (Republic of) 10.00% 2012[2,8]	2,028	1,811
Turkey (Republic of) 16.00% 2012[2]	2,025	1,723
Turkey (Republic of) 8.00% 2034	$1,250	1,386
Argentina (Republic of) 3.368% 2012[1,2,4]	4,265	2,366
Argentina (Republic of) 5.83% 2033[2,4,5,8]	ARS23,493	5,518
Argentina (Republic of) GDP-Linked 2035	32,810	922
Argentina (Republic of) 0.63% 2038[2,4,8]	13,126	1,202
Banque Centrale de Tunisie 4.75% 2011	€3,000	4,341
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,913
Corporación Andina de Fomento 6.875% 2012	5,895	6,296
Corporación Andina de Fomento 5.125% 2015	2,000	1,935
State of Qatar 9.75% 2030	5,220	7,960
Panama (Republic of) Global 7.125% 2026	690	762
Panama (Republic of) Global 8.875% 2027	250	326
Panama (Republic of) Global 9.375% 2029	340	467
Panama (Republic of) Global 6.70% 2036[4]	5,748	6,093
Colombia (Republic of) Global 8.25% 2014	2,500	2,862
Colombia (Republic of) Global 12.00% 2015	COP4,600,000	2,554
Colombia (Republic of) Global 9.85% 2027	1,900,000	943
Colombia (Republic of) Global 7.375% 2037	$1,000	1,115
El Salvador (Republic of) 7.65% 2035[3]	4,450	5,151
Peru (Republic of) 8.375% 2016	2,920	3,438
Peru (Republic of) 6.55% 2037	316	331
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	EGP6,725	1,211
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	5,675	1,008
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	2,950	533
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	2,000	360
Indonesia (Republic of) 11.00% 2020	IDR10,000,000	1,108
Indonesia (Republic of) 12.80% 2021	11,890,000	1,475
Indonesia (Republic of) 12.90% 2022	2,562,000	319
European Investment Bank 4.75% 2012	£790	1,559
European Investment Bank 5.00% 2039	395	843
Dominican Republic 9.50% 2011[3]	$1,875	1,997
Uruguay (Republic of) 7.625% 2036[4]	1,250	1,369
Guatemala (Republic of) 10.25% 2011[3]	1,000	1,158
Venezuela (Republic of) Global 8.50% 2014	245	237
Venezuela (Republic of) 7.65% 2025	525	450
Venezuela (Republic of) Global 9.25% 2027	380	380
KfW International Finance Inc. 5.50% 2015	£275	566
LCR Finance PLC 5.10% 2051	165	371
		2,493,396

MUNICIPALS — 0.19%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	25,882	24,019
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	15,330	15,867
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	14,502	14,040
State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds
(Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 3.83% 2008	5,000	4,984
State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds
(Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 4.56% 2010	5,000	5,043
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego Unified Port District-
South Bay Plant Acquisition), Series 1999, 6.63% 2009[3]	4,715	4,713
		68,666

Total bonds & notes (cost: $32,656,424,000)		32,355,139

	Shares or
Convertible securities — 0.23%	principal amount

FINANCIALS — 0.14%
Countrywide Financial Corp., Series A, 1.743% convertible debentures 2037[1,3]	$40,000,000	31,392
Fannie Mae, Series 2004-1, 5.375% convertible preferred	256	21,120
		52,512

UTILITIES — 0.05%
AES Trust VII 6.00% convertible preferred 2008	351,450	17,485

CONSUMER DISCRETIONARY — 0.04%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€ 9,005,000	13,475

INFORMATION TECHNOLOGY — 0.00%
Advanced Micro Devices, Inc. 6.00% convertible debentures 2015	$770,000	551

Total convertible securities (cost: $80,505,000)		84,023

		Market value
Preferred securities — 3.50%	Shares	(000)

FINANCIALS — 3.39%
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up1,3	71,250,000	$77,918
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up1,2,3	25,000,000	32,319

HSBC Capital Funding LP 8.03% noncumulative[1]	20,000,000	31,369
HSBC Bank Capital Funding (Sterling 1) LP 5.844% noncumulative[1]	185,000	335
Fannie Mae, Series S, 8.25% noncumulative[9]	2,816,000	71,843
Fannie Mae, Series O, 7.00%[1,3]	1,287,498	59,668
Fannie Mae, Series E, 5.10%	150,000	5,100
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[1,3]	79,838,000	80,577
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[1,3]	48,440,000	48,873
Mizuho Capital Investment (EUR) 1 Ltd. 5.02%[1]	4,650,000	6,249
Sumitomo Mitsui Banking Corp. 6.078%[1,3]	113,403,000	105,036
SB Treasury Co. LLC, Series A, 9.40% noncumulative[1,3]	3,803,000	3,878
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[1]	97,323,000	92,326
MUFG Capital Finance 2 Ltd. 4.85% noncumulative[1]	4,650,000	5,761
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative[1,3]	3,210,000	3,253
Freddie Mac, Series Z, 8.375%[9]	2,045,805	53,958
Freddie Mac, Series V, 5.57%	830,000	16,263
Freddie Mac, Series U, 5.90%	500,000	10,295
Royal Bank of Scotland Group PLC 5.512% noncumulative trust[1]	35,000,000	32,220
RBS Capital Trust I 4.709% noncumulative trust[1]	16,000,000	14,414
Royal Bank of Scotland Group PLC 6.625%[1]	4,700,000	7,004
RBS Capital Trust IV 5.63% noncumulative trust[1,2]	3,000,000	2,728
Banco Santander, SA, Series 4	1,600,000	35,280
Banco Santander Central Hispano, SA 6.50%[10]	910,000	18,996
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[3]	1,670,000	49,213
XL Capital Ltd., Series E, 6.50%[1]	44,200	38,711
Bank of America Corp., Series E, 0% depositary shares	1,484,800	29,696
Wachovia Capital Trust III 5.80%[1]	30,000,000	26,825
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	1,200,000	26,124
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,3]	30,645,000	25,943
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,3]	24,970,000	22,993
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,3]	21,325,000	21,190
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[1]	15,500,000	20,051
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative[1]	300,000	526
Standard Chartered Capital Trust I 8.16%[1]	10,000,000	15,180
Standard Chartered PLC 7.014% noncumulative redeemable preference shares[1,3]	5,000,000	4,748
BNP Paribas Capital Trust 9.003% noncumulative trust[1,3]	15,000,000	16,063
BNP Paribas 5.186% noncumulative[1,3]	2,245,000	2,046
Weingarten Realty Investors, Series D, 6.75% 2008	495,420	10,850
Weingarten Realty Investors, Series E, 6.95% cumulative redeemable depositary shares	250,000	5,175
ING Capital Funding Trust III 8.439% noncumulative[1]	14,880,000	15,775
CBG Florida REIT Corp., Series A, Class A, 7.114%[1,2,3]	18,000,000	14,850
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,3]	11,250,000	12,030
Barclays Bank PLC 4.75%[1]	7,750,000	8,985
Aspen Insurance Holdings Ltd. 7.401% noncumulative[1]	397,000	8,481
Zions Bancorporation, Series A, depositary shares	400,000	7,920
HBOS Capital Funding LP, Series A, 6.461% noncumulative[1]	3,200,000	5,976
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[3]	434,000	4,123
Westpac Capital Trust IV 5.256%[1,3]	4,500,000	3,962
BOI Capital Funding (No. 4) LP 6.43%[1]	240,000	415
UniCredito Italiano Capital Trust IV 5.396%[1]	190,000	342
		1,213,856

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%[1,3]	5,000,000	4,414

MISCELLANEOUS — 0.10%
Other preferred securities in initial period of acquisition		$35,402

Total preferred securities (cost: $1,251,736,000)		1,253,672

Common stocks — 0.31%	Shares

UTILITIES — 0.13%
Drax Group PLC	3,835,176	46,032

TELECOMMUNICATION SERVICES — 0.07%
SunCom Wireless Holdings, Inc., Class A9,10	993,817	26,515
XO Holdings, Inc.[9]	7,614	16
		26,531

INDUSTRIALS — 0.05%
DigitalGlobe Inc.[2,9,10]	3,984,039	15,936
UAL Corp.[9]	10,006	357
		16,293

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.[9,11]	879,000	3,050

HEALTH CARE — 0.00%
Clarent Hospital Corp.[2,9,11]	331,291	66

MISCELLANEOUS — 0.05%
Other common stocks in initial period of acquisition		17,915

Total common stocks (cost: $84,391,000)		109,887

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[9]	15,233	3
XO Holdings, Inc., Series B, warrants, expire 2010[9]	11,424	1
XO Holdings, Inc., Series C, warrants, expire 2010[9]	11,424	1
GT Group Telecom Inc., warrants, expire 2010[2,3,9]	2,750	0

Total warrants (cost: $143,000)		5

	Principal amount	Market value
Short-term securities — 4.48%	(000)	(000)

Federal Home Loan Bank 3.15%–4.49% due 1/2–6/20/2008[12]	$282,973	$280,625
U.S. Treasury Bills 3.238%–3.245% due 5/22/2008[12]	245,800	242,661
Procter & Gamble International Funding S.C.A. 4.47%–4.72% due 2/11–2/22/2008[3,12]	106,000	105,312
Procter & Gamble Co. 4.47% due 2/8/2008[3,12]	40,000	39,778
General Electric Capital Corp. 4.15% due 1/2/2008	132,300	132,269
Freddie Mac 4.21%–4.23% due 2/7–3/20/2008[12]	129,000	128,086
Park Avenue Receivables Co., LLC 4.73%–5.50% due 1/9–1/17/2008[3]	75,086	74,957
Jupiter Securitization Co., LLC 5.25% due 1/22/2008[3]	50,000	49,840
Honeywell International Inc. 4.45%–4.47% due 1/11–1/30/2008[3]	100,000	99,718
United Parcel Service Inc. 4.27%–4.40% due 2/29–5/29/2008[3,12]	86,000	84,772
Bank of America Corp. 4.675% due 3/11/2008[12]	62,400	61,825
American Express Credit Corp. 4.71% due 1/25/2008	50,000	49,836
Private Export Funding Corp. 4.50% due 3/27/2008[3]	50,000	49,426
Pfizer Inc 4.41% due 5/28/2008[3]	41,000	40,177
CAFCO, LLC 5.30% due 1/9/2008[3]	31,900	31,858
International Bank for Reconstruction and Development 4.33% due 1/22/2008	29,300	29,233
Harley-Davidson Funding Corp. 4.52%–4.53% due 2/13–2/14/2008[3,12]	28,572	28,396
Variable Funding Capital Corp. 5.50% due 1/25/2008[3]	25,326	25,229
IBM Corp. 4.40% due 1/10/2008[3]	22,400	22,373
Coca-Cola Co. 4.46% due 2/29/2008[3,12]	18,000	17,859
Eaton Corp. 4.52% due 2/4/2008[3,12]	10,000	9,950

Total short-term securities (cost: $1,604,318,000)		1,604,180

Total investment securities (cost: $35,677,517,000)		35,406,906
Other assets less liabilities		411,337

Net assets		$35,818,243

 “Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1  Coupon rate may change periodically.
2  Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,”
   was $2,861,125,000.
3 Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,961,937,000, which represented 19.44% of the net assets of the fund.
4 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6 Step bond; coupon rate will increase at a later date.
7 Scheduled interest and/or principal payment was not received.
8 Index-linked bond whose principal amount moves with a government retail price index.
9  Security did not produce income during the last 12 months.
10Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
  Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

SunCom Wireless Holdings, Inc., Class A	5/15/2007	$16,945	$26,515	.07%
Banco Santander Central Hispano, SA 6.50%	1/11/2007	22,750	18,996	.05
DigitalGlobe Inc.	4/14/1999–7/31/2003	3,250	15,936	.05

Total restricted securities		$42,945	$61,447	.17%

11Represents an affiliated company as defined under the Investment Company Act of 1940.
12This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-908-0208O-S10885

Summary investment portfolio, December 31, 2007
The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification (percent of net assets)
Corporate bonds & notes	42.81%
Mortgage-backed obligations	23.23
Bonds & notes of U.S. government & government agencies	9.02
Asset-backed obligations	8.12
Bonds & notes of governments & government agencies outside the U.S.	6.96
Preferred securities	3.50
Common stocks & warrants	0.31
Convertible securities	0.23
Municipals	0.19
Short-term securities & other assets less liabilities	5.63
[end pie chart]

Portfolio quality summary (percent of net assets)*
U.S. government obligations†	7.9%
Federal agencies	10.4
AAA	24.6
AA	9.1
A	17.2
BBB	16.4
Ba/BB or below	8.5
Equity-related securities	0.3
Short-term securities & other assets less liabilities	5.6

* Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

† These securities are guaranteed by the full faith and credit of the United States government.

	Principal amount (000)	Market value (000)	Percent of net assets

Bonds & notes - 90.33%

Corporate bonds & notes - 42.81%
Financials - 19.08%
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated) (1) (2)	$109,200	$87,488
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated) (1) (2) (3)	120,500	69,890
Washington Mutual, Inc. 5.00%-7.25% 2012-2036 (2) (3)	70,000	60,193
Washington Mutual Bank, FA 5.125%-6.875% 2011-2015	50,390	44,422
Washington Mutual Preferred Funding II Ltd. 6.665% (undated) (1) (2)	74,800	44,196
Washington Mutual Bank 5.369% 2013 (2)	47,000	39,451
Washington Mutual Preferred Funding III Ltd. 6.895% (undated) (1) (2)	64,600	38,147	1.07%
Residential Capital Corp.:
7.875% 2010 (2)	173,135	111,672
7.814%-8.544% 2009 (1) (2)	54,750	36,591
General Motors Acceptance Corp. 5.85%-7.324% 2008-2014 (2)	232,910	194,595
Residential Capital, LLC 5.646%-8.00% 2008-2012 (2)	34,055	21,774	1.02
Citigroup Capital XXI 8.30% 2057	118,585	124,177.35
Royal Bank of Scotland Group PLC 6.99% (undated) (1) (2)	113,410	113,266.32
Barclays Bank PLC 7.434% (undated) (1) (2)	105,450	109,771.30
Lincoln National Corp. 7.00% 2066 (2)	101,015	101,580.28
Standard Chartered PLC 6.409% (undated) (1) (2)	90,200	81,830.23
Catlin Insurance Ltd. 7.249% (undated) (1) (2)	88,800	81,320.23
Other securities		5,474,830	15.28
		6,835,193	19.08

Consumer discretionary - 5.55%
Federated Retail Holdings, Inc. 5.90% 2016	84,165	79,400.22
Other securities		1,908,597	5.33
		1,987,997	5.55

Industrials - 3.68%
Other securities		1,318,717	3.68

Telecommunication services - 3.46%
Sprint Capital Corp. 8.75% 2032	71,425	80,727.23
France Télécom 7.75% 2011 (2)	75,050	80,722.22
Other securities		1,077,592	3.01
		1,239,041	3.46

Energy - 3.46%
Gaz Capital SA 6.51% 2022 (1)	99,010	94,376.27
TransCanada PipeLines Ltd. 6.35% 2067 (2)	92,865	87,190.24
Other securities		1,056,549	2.95
		1,238,115	3.46

Utilities - 2.20%
Other securities		786,731	2.20

Health care - 2.13%
Schering-Plough Corp. 6.00% 2017	104,440	108,402.30
Other securities		654,460	1.83
		762,862	2.13

Other corporate bonds & notes - 3.25%
Other securities		1,166,606	3.25

Total corporate bonds & notes		15,335,262	42.81

Mortgage-backed obligations (4) - 23.23%
Fannie Mae:
6.00% 2037	85,778	87,129
7.00% 2037	93,112	96,902
0%-12.016% 2009-2047 (2) (3)	1,826,758	1,854,066	5.69
Freddie Mac:
6.00% 2027	225,246	229,539
6.00% 2037	206,698	209,758
0%-11.00% 2008-2047 (2) (3)	960,460	968,156	3.93
CS First Boston Mortgage Securities Corp. 0%-7.817% 2018-2041 (1) (2) (3)	514,896	502,081	1.40
Countrywide Alternative Loan Trust 4.75%-7.00% 2019-2047 (2) (3)	377,439	371,272	1.04
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	91,455	90,745.25
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	84,012	84,507.24
Other securities		3,826,041	10.68
		8,320,196	23.23

Bonds & notes of U.S. government & government agencies - 9.02%
U.S. Treasury:
4.50% 2011	78,140	81,534
4.625% 2011	360,000	377,550
4.25% 2013	794,826	823,511
Principal Strip 0% 2014	124,250	97,382
11.25% 2015	140,000	204,564
4.50% 2016	287,141	298,785
6.875% 2025	89,700	115,334
6.00% 2026	78,000	92,308
4.50% 2036	171,403	172,341
0%-8.875% 2008-2037 (3) (5)	548,926	557,623	7.88
Federal Home Loan Bank:
4.00% 2008	80,275	80,239
4.875% 2008	139,750	139,905
5.125% 2008	10,125	10,134.64
Freddie Mac 3.875%-5.75% 2008-2016	122,372	124,798.35
Fannie Mae 3.895% 2009 (2)	575	572.00
Other securities		52,169.15
		3,228,749	9.02

Asset-backed obligations (4) - 8.12%
AmeriCredit Automobile Receivables Trust, Series 2007-A-X, Class A-4, XLCA insured, 5.292% 2013 (2)	125,000	122,451.34
Capital One Auto Finance Trust, Series 2005-C, Class A-4-B, FGIC insured, 5.068% 2012 (2)	106,750	105,315.29
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037 (2)	16,481	16,495.05
Other securities		2,664,609	7.44
		2,908,870	8.12

Bonds & notes of governments & government agencies outside the U.S. - 6.96%
German Government:
4.50% 2009	€ 59,040	86,646
Series 6, 4.00% 2016	106,530	152,388.67
Japanese Government 0.90% 2008	¥ 15,296,450	137,373.38
South Korean Government 5.25% 2015	KRW 120,944,970	125,443.35
Israeli Government 7.50% 2014 (3)	ILS 449,612	125,278.35
Canadian Government 4.25% 2026 (3) (5)	C$ 66,671	91,385.26
Other securities		1,774,883	4.95
		2,493,396	6.96

Municipals - 0.19%
Other securities		68,666.19

Total bonds & notes (cost: $32,656,424,000)		32,355,139	90.33

	Shares	Market value (000)	Percent of net assets

Convertible securities - 0.23%

Other - 0.23%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	256	21,120.06
Other securities		62,903.17

Total convertible securities (cost: $80,505,000)		84,023.23

		Market value (000)	Percent of net assets

Preferred securities - 3.50%

Financials - 3.39%
Fannie Mae:
Series S, 8.25% noncumulative (6)	2,816,000	71,843
Series O, 7.00% (1) (2)	1,287,498	59,668
Series E, 5.10%	150,000	5,100.38
Sumitomo Mitsui Banking Corp. 6.078% (1) (2)	113,403,000	105,036.29
MUFG Capital Finance 1 Ltd. 6.346% noncumulative (2)	97,323,000	92,326.26
Fuji JGB Investment LLC, Series A, 9.87% noncumulative (1) (2)	79,838,000	80,577.23
Freddie Mac:
Series Z, 8.375% (6)	2,045,805	53,958
Series V, 5.57%	830,000	16,263
Series U, 5.90%	500,000	10,295.22
Other securities		718,790	2.01
		1,213,856	3.39

U.S. government agency securities - 0.01%
Other securities		4,414.01

Miscellaneous - 0.10%
Other preferred securities in initial period of acquisition		35,402.10

Total preferred securities (cost: $1,251,736,000)		1,253,672	3.50

		Market value (000)	Percent of net assets

Common stocks - 0.31%

Other - 0.26%
Other securities		91,972.26

Miscellaneous - 0.05%
Other common stocks in initial period of acquisition		17,915.05

Total common stocks (cost: $84,391,000)		109,887.31

		Market value (000)	Percent of net assets

Warrants - 0.00%

Telecommunication services - 0.00%
Other securities		5.00

Total warrants (cost: $143,000)		5.00

	Principal amount (000)	Market value (000)	Percent of net assets

Short-term securities - 4.48%

Federal Home Loan Bank 3.15%-4.49% due 1/2-6/20/2008 (7)	$ 282,973	280,625.78
U.S. Treasury Bills 3.238%-3.245% due 5/22/2008 (7)	245,800	242,661.68
Procter & Gamble International Funding S.C.A. 4.47%-4.72% due 2/11-2/22/2008 (1) (7)	106,000	105,312
Procter & Gamble Co. 4.47% due 2/8/2008 (1) (7)	40,000	39,778.40
General Electric Capital Corp. 4.15% due 1/2/2008	132,300	132,269.37
Freddie Mac 4.21%-4.23% due 2/7-3/20/2008 (7)	129,000	128,086.36
Park Avenue Receivables Co., LLC 4.73%-5.50% due 1/9-1/17/2008 (1)	75,086	74,957
Jupiter Securitization Co., LLC 5.25% due 1/22/2008 (1)	50,000	49,840.35
Honeywell International Inc. 4.45%-4.47% due 1/11-1/30/2008 (1)	100,000	99,718.28
United Parcel Service Inc. 4.27%-4.40% due 2/29-5/29/2008 (1) (7)	86,000	84,772.24
Other securities		366,162	1.02

Total short-term securities (cost: $1,604,318,000)		1,604,180	4.48

Total investment securities (cost: $35,677,517,000)		35,406,906	98.85
Other assets less liabilities		411,337	1.15

Net assets		$35,818,243	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including securities purchased in transactions exempt from registration under the Securities Act of 1933, which may be subject to legal or contractual restrictions on resale. The total value of all such restricted securities was $61,447,000, which represented .17% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the year ended December 31, 2007, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 12/31/07 (000)
ZiLOG, Inc. (6)	879,000	-	-	879,000	-	$3,050
Clarent Hospital Corp. (3) (6)	331,291	-	-	331,291	-	66
					-	$3,116

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities" in the summary investment portfolio, was $6,961,937,000, which represented 19.44% of the net assets of the fund.

(2) Coupon rate may change periodically.
(3) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $2,861,125,000.

(4) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(5) Index-linked bond whose principal amount moves with a government retail price index.
(6) Security did not produce income during the last 12 months.
(7) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

The industry classifications shown in the summary investment portfolio were obtained from sources believed to be reliable and are not covered by the Report of Independent Registered Public Accounting Firm.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at December 31, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $35,661,642)		$35,403,790
Affiliated issuers (cost: $15,875)		3,116	$35,406,906
Cash			31,763
Receivables for:
Sales of investments		6,221
Sales of fund's shares		130,693
Open forward currency contracts		3,593
Closed forward currency contracts		654
Dividends and interest		390,032
Other		932	532,125
			35,970,794
Liabilities:
Payables for:
Purchases of investments		15,541
Repurchases of fund's shares		108,838
Open forward currency contracts		1,568
Closed forward currency contracts		5,328
Investment advisory services		6,663
Services provided by affiliates		13,607
Directors' deferred compensation		458
Other		548	152,551
Net assets at December 31, 2007			$35,818,243

Net assets consist of:
Capital paid in on shares of capital stock			$36,544,089
Undistributed net investment income			27,903
Accumulated net realized loss			(487,096)
Net unrealized depreciation			(266,653)
Net assets at December 31, 2007			$35,818,243

Total authorized capital stock - 5,000,000 shares, $.001 par value (2,741,951 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share*

Class A	$24,898,216	1,906,003	$13.06
Class B	1,523,609	116,635	13.06
Class C	2,531,617	193,800	13.06
Class F	2,963,371	226,851	13.06
Class 529-A	531,494	40,687	13.06
Class 529-B	77,099	5,902	13.06
Class 529-C	247,030	18,911	13.06
Class 529-E	27,767	2,126	13.06
Class 529-F	22,312	1,708	13.06
Class R-1	71,354	5,462	13.06
Class R-2	648,248	49,625	13.06
Class R-3	948,745	72,628	13.06
Class R-4	692,309	52,997	13.06
Class R-5	635,072	48,616	13.06
* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $13.57 each.

See Notes to Financial Statements

Statement of operations
for the year ended December 31, 2007		(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $1,285)		$1,852,147
Dividends		24,695	$1,876,842

Fees and expenses*:
Investment advisory services		79,099
Distribution services		114,354
Transfer agent services		27,472
Administrative services		13,445
Reports to shareholders		1,042
Registration statement and prospectus		1,699
Postage, stationery and supplies		2,732
Directors' compensation		274
Auditing and legal		142
Custodian		1,384
State and local taxes		206
Other		104
Total fees and expenses before reimbursements/waivers		241,953
Less reimbursements/waivers of fees and expenses:
Investment advisory services		8,043
Administrative services		526
Total fees and expenses after reimbursements/waivers			233,384
Net investment income			1,643,458

Net realized gain and unrealized
depreciation on investments and currency:
Net realized gain (loss) on:
Investments		117,831
Currency transactions		(3,487)	114,344
Net unrealized (depreciation) appreciation on:
Investments		(734,343)
Currency translations		2,511	(731,832)
Net realized gain and unrealized depreciation on investments and currency			(617,488)
Net increase in net assets resulting from operations			$1,025,970

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

		Year ended December 31
		2007	2006
Operations:
Net investment income		$1,643,458	$1,234,916
Net realized gain (loss) on investments and currency transactions		114,344	(87,674)
Net unrealized (depreciation) appreciation on investments and currency translations		(731,832)	264,345
Net increase in net assets resulting from operations		1,025,970	1,411,587

Dividends paid to shareholders from net investment income and currency gain		(1,685,415)	(1,214,994)

Net capital share transactions		8,469,888	4,835,584

Total increase in net assets		7,810,443	5,032,177

Net assets:
Beginning of year		28,007,800	22,975,623
End of year (including undistributed net investment income: $27,903 and $9,082, respectively)		$35,818,243	$28,007,800

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization– The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies– The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation– Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income– Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders– Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation– Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts– The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

Loan transactions– The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2.	Investments outside the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation– Dividend and interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to taxes in those countries. The fund records a liability based on realized and unrealized gains to provide for potential taxes payable on these securities. For the year ended December 31, 2007, there were no non-U.S. taxes recorded based on realized and unrealized gains.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the fund.

As of and during the period ended December 31, 2007, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004, by state tax authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2004.

Distributions– Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2007, the fund reclassified $60,848,000 from accumulated net realized loss to undistributed net investment income; and $70,000 from undistributed net investment income to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of December 31, 2007, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed ordinary income		$38,741
Capital loss carryforwards*:
Expiring 2010	$(125,255)
Expiring 2011	(243,982)
Expiring 2014	(69,196)	(438,433)
Gross unrealized appreciation on investment securities		686,462
Gross unrealized depreciation on investment securities		(1,019,446)
Net unrealized depreciation on investment securities		(332,984)
Cost of investment securities		35,739,890

*Reflects the utilization of capital loss carryforwards of $57,778,000. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Ordinary income distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

	Year ended December 31
Share class	2007	2006
Class A	$1,227,002	$941,317
Class B	68,347	59,893
Class C	101,185	66,720
Class F	127,436	55,145
Class 529-A	24,467	16,173
Class 529-B	3,260	2,569
Class 529-C	9,501	5,889
Class 529-E	1,231	840
Class 529-F	1,020	550
Class R-1	2,340	943
Class R-2	26,648	17,973
Class R-3	39,139	21,268
Class R-4	26,924	12,290
Class R-5	26,915	13,424
Total	$1,685,415	$1,214,994

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.12% on such assets in excess of $20 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. Prior to November 1, 2007, CRMC reduced total investment advisory services fees by decreasing the annual rate on net assets in excess of $28 billion from a rate of 0.12% to a rate of 0.115%. The board of directors approved an amended agreement effective November 1, 2007, which reflected this reduction in the annual rate on net assets in excess of $28 billion. The amended agreement also provides for a decrease in the annual rate on assets in excess of $36 billion from a rate of 0.115% to a rate of 0.110%. In addition, CRMC is currently waiving 10% of investment advisory services fees. During the year ended December 31, 2007, total investment advisory services fees waived by CRMC were $8,043,000. As a result, the fee shown on the accompanying financial statements of $79,099,000, which was equivalent to an annualized rate of 0.245%, was reduced to $71,056,000, or 0.220% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2007, unreimbursed expenses subject to reimbursement totaled $7,563,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services– The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended December 31, 2007, the total administrative services fees paid by CRMC were $1,000 and $525,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended December 31, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$57,500	$25,870	Not applicable	Not applicable	Not applicable
Class B	14,996	1,602	Not applicable	Not applicable	Not applicable
Class C	22,127	Included in administrative services	$2,904	$452	Not applicable
Class F	5,864		2,194	357	Not applicable
Class 529-A	965		443	79	$460
Class 529-B	732		72	22	73
Class 529-C	2,096		200	51	210
Class 529-E	123		24	4	18
Class 529-F	-		18	3	25
Class R-1	495		56	34	Not applicable
Class R-2	4,377		830	2,083	Not applicable
Class R-3	3,852		1,070	568	Not applicable
Class R-4	1,227		687	36	Not applicable
Class R-5	Not applicable		456	16	Not applicable
Total	$114,354	$27,472	$8,954	$3,705	$786

Directors’ deferred compensation– Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $274,000, shown on the accompanying financial statements, includes $217,000 in current fees (either paid in cash or deferred) and a net increase of $57,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends		Repurchases*		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2007
Class A	$7,454,214	561,931	$1,094,271	82,834	$(3,855,437)	(291,100)	$4,693,048	353,665
Class B	264,610	19,942	58,649	4,439	(228,934)	(17,270)	94,325	7,111
Class C	1,036,755	78,152	88,010	6,667	(393,914)	(29,739)	730,851	55,080
Class F	1,824,172	137,537	106,373	8,060	(525,612)	(39,715)	1,404,933	105,882
Class 529-A	168,258	12,695	24,423	1,849	(39,488)	(2,987)	153,193	11,557
Class 529-B	12,825	967	3,252	246	(6,116)	(462)	9,961	751
Class 529-C	95,996	7,242	9,482	719	(23,745)	(1,797)	81,733	6,164
Class 529-E	8,587	648	1,228	93	(2,540)	(192)	7,275	549
Class 529-F	9,475	715	1,016	77	(2,310)	(175)	8,181	617
Class R-1	54,425	4,109	2,280	173	(13,406)	(1,012)	43,299	3,270
Class R-2	305,834	23,063	26,477	2,005	(171,711)	(12,960)	160,600	12,108
Class R-3	597,983	45,096	38,966	2,952	(241,796)	(18,240)	395,153	29,808
Class R-4	462,027	34,956	26,857	2,036	(111,187)	(8,393)	377,697	28,599
Class R-5	368,202	27,804	23,822	1,805	(82,385)	(6,223)	309,639	23,386
Total net increase
(decrease)	$12,663,363	954,857	$1,505,106	113,955	$(5,698,581)	(430,265)	$8,469,888	638,547

Year ended December 31, 2006
Class A	$5,447,659	413,075	$828,398	62,824	$(3,488,816)	(264,831)	$2,787,241	211,068
Class B	211,762	16,071	50,434	3,825	(228,925)	(17,385)	33,271	2,511
Class C	676,419	51,255	56,789	4,305	(327,868)	(24,894)	405,340	30,666
Class F	981,606	74,277	44,262	3,353	(228,643)	(17,352)	797,225	60,278
Class 529-A	124,278	9,418	16,139	1,224	(28,777)	(2,183)	111,640	8,459
Class 529-B	11,920	903	2,563	195	(4,252)	(323)	10,231	775
Class 529-C	58,933	4,463	5,874	445	(17,057)	(1,294)	47,750	3,614
Class 529-E	6,627	502	837	64	(1,969)	(149)	5,495	417
Class 529-F	7,487	568	549	42	(945)	(72)	7,091	538
Class R-1	16,185	1,224	931	71	(5,750)	(436)	11,366	859
Class R-2	228,880	17,369	17,884	1,355	(102,796)	(7,797)	143,968	10,927
Class R-3	295,955	22,433	21,159	1,604	(112,658)	(8,548)	204,456	15,489
Class R-4	187,503	14,206	12,269	929	(58,770)	(4,461)	141,002	10,674
Class R-5	171,087	12,937	11,226	851	(52,805)	(3,994)	129,508	9,794
Total net increase
(decrease)	$8,426,301	638,701	$1,069,314	81,087	$(4,660,031)	(353,719)	$4,835,584	366,069

* Includes exchanges between share classes of the fund.

6. Forward currency contracts

As of December 31, 2007, the fund had open forward currency contracts to purchase or sell currencies as follows (amounts in thousands):

	Contract amount		U.S. valuation at December 31, 2007
	Receive	Deliver	Amount	Unrealized appreciation

Purchases:
Euros expiring 3/12 to 3/25/2008	€2,974	$4,341	$4,346	$5

Sales:
Euros expiring 1/22 to 3/14/2008	$300,601	€205,606	300,359	242
British pounds expiring 1/28 to 3/20/2008	119,894	£59,620	118,116	1,778
				2,020

Forward currency contracts - net				$2,025

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $25,888,118,000 and $17,160,129,000, respectively, during the year ended December 31, 2007.

Financial highlights

		Income from investment operations(1)
	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return (2) (3)	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers (3)	Ratio of net income to average net assets (3)
Class A:
Year ended 12/31/2007	$13.32	$.69	$(.25)	$.44	$(.70)	$13.06	3.37%	$24,898	.63%	.61%	5.22%
Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.88	20,670	.65	.62	5.07
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.94	17,738	.65	.62	4.60
Year ended 12/31/2004	13.51	.61	.16	.77	(.63)	13.65	5.85	15,822	.65	.65	4.54
Year ended 12/31/2003	12.70	.68	.84	1.52	(.71)	13.51	12.22	13,991	.67	.67	5.15
Class B:
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.61	1,524	1.38	1.35	4.48
Year ended 12/31/2006	13.22	.57	.09	.66	(.56)	13.32	5.09	1,458	1.40	1.37	4.33
Year ended 12/31/2005	13.65	.52	(.36)	.16	(.59)	13.22	1.19	1,415	1.38	1.36	3.87
Year ended 12/31/2004	13.51	.51	.16	.67	(.53)	13.65	5.07	1,394	1.39	1.38	3.80
Year ended 12/31/2003	12.70	.58	.84	1.42	(.61)	13.51	11.38	1,274	1.41	1.41	4.37
Class C:
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	2,532	1.42	1.40	4.43
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.04	1,847	1.45	1.42	4.27
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.12	1,429	1.44	1.42	3.81
Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	4.99	1,123	1.46	1.45	3.71
Year ended 12/31/2003	12.70	.57	.84	1.41	(.60)	13.51	11.29	848	1.49	1.49	4.26
Class F:
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.38	2,963	.62	.60	5.22
Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.90	1,611	.63	.60	5.07
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.92	803	.65	.63	4.60
Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.80	487	.70	.69	4.46
Year ended 12/31/2003	12.70	.67	.84	1.51	(.70)	13.51	12.15	292	.72	.72	5.02
Class 529-A:
Year ended 12/31/2007	13.32	.68	(.25)	.43	(.69)	13.06	3.31	532	.69	.67	5.17
Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.85	388	.68	.66	5.05
Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.88	273	.69	.67	4.57
Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.80	187	.70	.70	4.48
Year ended 12/31/2003	12.70	.67	.84	1.51	(.70)	13.51	12.21	110	.68	.68	5.05
Class 529-B:
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.49	77	1.50	1.47	4.36
Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.97	69	1.53	1.50	4.20
Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.02	58	1.54	1.52	3.71
Year ended 12/31/2004	13.51	.48	.16	.64	(.50)	13.65	4.86	49	1.59	1.58	3.60
Year ended 12/31/2003	12.70	.55	.84	1.39	(.58)	13.51	11.18	35	1.61	1.61	4.13
Class 529-C:
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.50	247	1.49	1.46	4.37
Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.99	170	1.51	1.49	4.22
Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.03	121	1.53	1.51	3.74
Year ended 12/31/2004	13.51	.48	.16	.64	(.50)	13.65	4.88	86	1.57	1.57	3.61
Year ended 12/31/2003	12.70	.55	.84	1.39	(.58)	13.51	11.19	56	1.59	1.59	4.15
Class 529-E:
Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	28	.98	.96	4.88
Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.53	21	.99	.97	4.74
Year ended 12/31/2005	13.65	.57	(.36)	.21	(.64)	13.22	1.56	15	1.01	.99	4.25
Year ended 12/31/2004	13.51	.55	.16	.71	(.57)	13.65	5.43	11	1.05	1.05	4.13
Year ended 12/31/2003	12.70	.62	.84	1.46	(.65)	13.51	11.77	7	1.06	1.06	4.68
Class 529-F:
Year ended 12/31/2007	13.32	.71	(.25)	.46	(.72)	13.06	3.53	22	.48	.46	5.38
Year ended 12/31/2006	13.22	.69	.09	.78	(.68)	13.32	6.05	14	.49	.46	5.25
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.98	7	.58	.56	4.69
Year ended 12/31/2004	13.51	.59	.16	.75	(.61)	13.65	5.69	4	.80	.80	4.36
Year ended 12/31/2003	12.70	.64	.84	1.48	(.67)	13.51	11.96	2	.82	.82	4.72
Class R-1:
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.54	71	1.44	1.42	4.44
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.05	29	1.49	1.42	4.28
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.11	18	1.51	1.43	3.82
Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	4.98	11	1.55	1.47	3.70
Year ended 12/31/2003	12.70	.57	.84	1.41	(.60)	13.51	11.29	5	1.65	1.49	4.13
Class R-2:
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	648	1.51	1.40	4.44
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.06	500	1.67	1.41	4.30
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.14	352	1.74	1.41	3.84
Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	5.02	238	1.85	1.43	3.73
Year ended 12/31/2003	12.70	.57	.84	1.41	(.60)	13.51	11.33	111	1.94	1.46	4.20
Class R-3:
Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	949	.98	.95	4.89
Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.49	570	1.02	.99	4.71
Year ended 12/31/2005	13.65	.56	(.36)	.20	(.63)	13.22	1.53	361	1.05	1.02	4.23
Year ended 12/31/2004	13.51	.55	.16	.71	(.57)	13.65	5.42	213	1.06	1.05	4.12
Year ended 12/31/2003	12.70	.62	.84	1.46	(.65)	13.51	11.76	95	1.12	1.07	4.59
Class R-4:
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.35	692	.66	.64	5.22
Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.86	325	.67	.65	5.06
Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.91	182	.67	.65	4.61
Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.81	77	.68	.68	4.48
Year ended 12/31/2003	12.70	.67	.84	1.51	(.70)	13.51	12.15	18	.72	.72	5.05
Class R-5:
Year ended 12/31/2007	13.32	.73	(.25)	.48	(.74)	13.06	3.65	635	.36	.34	5.50
Year ended 12/31/2006	13.22	.70	.09	.79	(.69)	13.32	6.17	336	.37	.35	5.36
Year ended 12/31/2005	13.65	.66	(.36)	.30	(.73)	13.22	2.21	204	.37	.35	4.91
Year ended 12/31/2004	13.51	.65	.16	.81	(.67)	13.65	6.14	127	.37	.37	4.81
Year ended 12/31/2003	12.70	.71	.84	1.55	(.74)	13.51	12.52	106	.40	.40	5.39

	Year ended December 31

	2007	2006	2005	2004	2003
Portfolio turnover rate for all classes of shares	58%	53%	50%	45%	60%

(1) Based on average shares outstanding.
(2) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the years shown, CRMC reduced fees for investment advisory services. In addition, during some of the years shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

See Notes to Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
The Bond Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America, Inc., (the “Fund”), including the investment portfolio, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Bond Fund of America, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 11, 2008

Tax information	unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2007:

Qualified dividend income	$27,819,000

Corporate dividends received deduction	10,361,000

U.S. government income that may be exempt from state taxation	148,641,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2008, to determine the calendar year amounts to be included on their 2007 tax returns. Shareholders should consult their tax advisers.